[Translation]


                        SECURITIES REGISTRATION STATEMENT

                            ANNUAL SECURITIES REPORT

                            (The Seventh Fiscal Year)
                            From: 1/st/ October, 2002
                           To: 30/th/ September, 2003


        LOOMIS SAYLES FUNDS II- LOOMIS SAYLES INVESTMENT GRADE BOND FUND
                                     (2385)

[Translation]


                        SECURITIES REGISTRATION STATEMENT


        LOOMIS SAYLES FUNDS II- LOOMIS SAYLES INVESTMENT GRADE BOND FUND
                                     (2385)

                        SECURITIES REGISTRATION STATEMENT

To:  Director of the Kanto
     Local Finance Bureau
                                              Filing Date of SRS: March 31, 2004

Name of the Registrant Trust:             LOOMIS SAYLES FUNDS II
     (Note) Effective July 1, 2003, a name of the Registrant Trust was changed from Loomis Sayles Funds to Loomis Sayles Funds II.

Name and Official Title of the            Nicholas H. Palmerino
Representative:                           Treasurer of the Trust

Address of Principal Office:              One Financial Center
                                          Boston, Massachusetts 02111
                                          U. S. A.

Name and Title of Registration Agent:     Harume Nakano
                                          Attorney-at-Law
                                          Signature [Harume Nakano]
                                          --------------------------------------
                                                                          (Seal)

                                          Ken Miura
                                          Attorney-at-Law
                                          Signature [Ken Miura]
                                          --------------------------------------
                                                                          (Seal)

Address or Place of Business              Mori Hamada & Matsumoto
                                          JFE Building,
                                          1-2, Marunouchi 1-chome
                                          Chiyoda-ku, Tokyo

Name of Liaison Contact:                  Harume Nakano
                                          Ken Miura
                                          Attorneys-at-Law

Place of Liaison Contact:                 Mori Hamada & Matsumoto
                                          JFE Building,
                                          1-2, Marunouchi 1-chome
                                          Chiyoda-ku, Tokyo

Phone Number:                             03-6212-8316

                    Public Offering or Sale for Registration
                    ----------------------------------------

Name of the Fund Making Public            LOOMIS SAYLES INVESTMENT GRADE BOND
Offering or Sale of Foreign               FUND
Investment Fund Securities:

Aggregate Amount of Foreign Investment    Shares of a series of a diversified
Fund Securities to be Publicly Offered    open-end management investment company
or Sold:                                  organized as a Massachusetts business
                                          trust;

                                          Up to 120 million shares Up to the
                                          amount derived by multiplying 120
                                          million by the respective applicable
                                          issue prices (the estimated maximum
                                          amount is 1,413.6 million dollars
                                          (approximately 149.95 billion yen))

Note 1: The maximum amount expected to be sold is an amount calculated by multiplying the net asset value per Class J Share as at the end of January, 2004 (U.S.$ 11.78) by the number of Class J Shares to be offered for convenience.

Note 2: U.S.$ amount is translated into Japanese Yen at the rate of U.S.$l.00=(Y)106.08 the mean of the exchange rate quotations by The Bank of Tokyo-Mitsubishi, Ltd. for buying and selling spot dollars by telegraphic transfer against yen as of January 30, 2004.

               Places where a copy of this Securities Registration
               ---------------------------------------------------
                  Statement is available for Public Inspection
                  --------------------------------------------

                                 Not applicable.

      (Total number of pages of this Securities Registration Statement in
                 Japanese is 6 including front and back pages.)

                                 C O N T E N T S
                                 ---------------

                                                                       This
                                                         Japanese     English
                                                         Original   Translation

PART I.   INFORMATION CONCERNING SECURITIES                  1           1

PART II.  INFORMATION CONCERNING FUND..................      4           6

I.    DESCRIPTION OF THE FUND..........................      4           6

II.   FINANCIAL CONDITIONS OF THE FUND.................      4           6

III.  MISCELLANEOUS....................................      4           6

IV.   SUMMARY OF INFORMATION CONCERNING
      THE EXERCISE OF RIGHTS BY HOLDERS OF
      FOREIGN INVESTMENT FUND SECURITIES...............      5           6

PART III. SPECIAL INFORMATION..........................      7           7

I.    OUTLINE OF THE TRUST.............................      7           7

II.   OUTLINE OF THE OTHER RELATED COMPANIES...........      7           7

III.  OUTLINE OF THE SYSTEM OF INVESTMENT
      TRUSTS IN MASSACHUSETTS..........................      7           7

IV.   FORM OF FOREIGN INVESTMENT FUND
      SECURITIES.......................................      7           7

PART I.  INFORMATION CONCERNING SECURITIES

1.   NAME OF FUND:                        LOOMIS SAYLES INVESTMENT GRADE BOND
                                          FUND
                                          (hereinafter referred to as the
                                          "Fund")

2.   NATURE OF FOREIGN INVESTMENT         Five classes of shares (Class J
     FUND SECURITIES CERTIFICATES:        Shares, Class A Shares, Class B
                                          Shares, Class C Shares and Class Y
                                          Shares)
                                          Registered Shares without par value
                                          In Japan Class J Shares (hereinafter
                                          referred to as the "Shares"), which
                                          are open-end type, are for public
                                          offering. No rating has been acquired.

3.   NUMBER OF SHARES TO BE OFFERED FOR   Up to 120 million shares
     SALE (IN JAPAN)

4.   TOTAL AMOUNT OF OFFERING PRICE:      Up to the amount calculated by
     (IN JAPAN)                           multiplying the respective applicable
                                          issue price per share by the number of
                                          respective issues (the estimated
                                          maximum amount will be 1,413.6 million
                                          dollars (approximately 149.95 billion
                                          yen))

     Note 1: The maximum amount is calculated for reference purpose only by multiplying the issue price per Class J Shares as at the end of January, 2004 share (11.78 dollars) by maximum shares during the continuous offering period.

     Note 2: Dollar amount is translated for convenience at the rate of $1.00=(Y)106.08 (the mean of the exchange rate quotations by The Bank of Tokyo-Mitsubishi, Ltd. for buying and selling spot dollars by telegraphic transfer against yen as of January 30, 2004). The same applies hereinafter.

     Note 3: In this document, money amounts and percentages have been rounded. Therefore, there are cases in which the amount of the "total column" is not equal to the aggregate amount. Also, translation into yen is made simply by multiplying the corresponding amount by the conversion rate specified and rounded up when necessary. As a result, in this document, there are cases in which Japanese yen figures for the same information differ from each other.

5.   ISSUE PRICE:                         Net Asset Value per Share next
                                          calculated on the day on which the
                                          Fund has received such application

     Note: Issue prices are available at the places of subscription mentioned in 9 below.

6.   SALES CHARGE:                        3.15% (3.00% without tax) of the Sales
                                          Price. The Sales Price means the Issue
                                          Price divided by 0.995 (rounded to the
                                          third decimal place).

7.   MINIMUM AMOUNT OR NUMBER OF SHARES   The minimum amount for purchase of
     FOR SUBSCRIPTION:                    Shares is 100 shares and shares may be
                                          purchased in integral multiples of 100
                                          shares.

8.   PERIOD OF SUBSCRIPTION:              from April 1, 2004 (Thursday) to March
                                          31, 2005 (Thursday)
                                          Provided that the subscription is
                                          handled only on a Fund Business Day
                                          and a business day when the
                                          Distributors in Japan are open for
                                          business in Japan.
                                          It is expected that the Fund will
                                          reject purchase orders in excess of
                                          U.S. $5 million on each of the five
                                          Fund Business Days preceding the
                                          ex-dividend day of each month.

     Note: A "Fund Business Day" is any day on which the New York Stock Exchange is open for business.

9.   PLACE OF SUBSCRIPTION:               Marusan Securities Co., Ltd.
                                          (hereinafter referred to as "Marusan")
                                          5-2, Nihonbashi 2-chome, Chuo-ku,
                                          Tokyo SMBC Friend Securities Co., Ltd.
                                          (hereinafter referred to as " SMBC
                                          Friend")
                                          7-12, Nihonbashi Kabutocho, Chuo-ku,
                                          Tokyo Mitsubishi Securities Co., Ltd.
                                          (hereinafter referred to as
                                          "Mitsubishi")

                                          4-1, Marunouchi 2-chome, Chiyoda-ku,
                                          Tokyo (hereinafter the above three
                                          companies referred to as "Distributors
                                          in Japan" collectively or as
                                          "Distributor in Japan" severally.)

     Note 1: The subscription is handled at the head office and the branch offices in Japan of the above-mentioned securities company.
     Note 2:  Effective from April 1, 2004, Izumi Securities Co., Ltd. and
              SMBC Friend Securities Co., Ltd. are merged and the new trade name becomes SMBC Friend Securities Co., Ltd.

10.  DATE OF PAYMENT:                     Investors shall pay the Sales Price
                                          and Sales Charge to the Distributors
                                          in Japan within 4 business days in
                                          Japan when the Distributors in Japan
                                          confirm the execution of the order.

11.  PLACE OF PAYMENT:                    Marusan Securities Co., Ltd.
                                          5-2, Nihonbashi 2-chome, Chuo-ku,
                                          Tokyo SMBC Friend Securities Co., Ltd.
                                          7-12, Nihonbashi Kabutocho, Chuo-ku,
                                          Tokyo Mitsubishi Securities Co., Ltd
                                          4-1, Marunouchi 2-chome, Chiyoda-ku,
                                          Tokyo
                                          The total Issue Price will be
                                          transferred by the Distributors in
                                          Japan to the account of the Fund at
                                          State Street Bank and Trust Company,
                                          the custodian, within 3 Fund Business
                                          Days from (and including) the day on
                                          which the application becomes
                                          effective.

12.  MATTERS CONCERNING THE TRANSFER AGENT:
     Not applicable.

13.  MISCELLANEOUS:
(A)  Deposit for subscription:
     None.
(B)  Outline of Underwriting, etc.:
(a) The Distributors in Japan will undertake to make a public offering of Shares in accordance with an agreement dated May 4, 1999 with Loomis Sayles Distributors, L.P. (hereinafter referred to as the "Distributor") in connection with the sale of the Shares in Japan.

  (b) During the public offering period, the Distributors in Japan will execute or forward the purchase orders of the Shares received directly or indirectly through other Sales Handling Companies (hereinafter, together with the Distributors in Japan, referred to as "Sales Handlng Companies") to the Fund.
  (c)  The Fund has appointed Marusan as the Agent Company in Japan.

     Note: "The Agent Company" shall mean a securities company which, under a contract made with a foreign issuer of investment securities, makes public the net asset value per Share and submits or forwards the financial reports or other documents to the Japan Securities Dealers Association ("JSDA") and other sales handling companies (the "Sales Handling Companies") rendering such other services.
(C)  Method of Subscription:
          Investors who subscribe to Shares shall enter into a Sales Handling Company an agreement concerning transactions of foreign securities. A Sales Handling Company shall provide to the investors a Contract Concerning a Foreign Securities Transactions Account (the "Contract") and the investors shall submit to the Sales Handling Company an application for requesting the opening of a transactions account under the Contract. The subscription amount shall be paid in yen in principle and the yen exchange rate shall be the exchange rate which shall be based on the foreign exchange rate quoted in the Tokyo Foreign Exchange Market on the Trade Day of each subscription and which shall be determined by such Sales Handling Company.
(D)  Expenses summary:
          The following tables present the expenses that investors would pay if investors buy and hold Class J shares of the Fund as of the fiscal year ended September 30, 2003.

Shareholder Fees (Fees paid directly from investors' investment)
----------------------------------------------------------------

----------------------------------------------------
                       Maximum Sales Charge (Load)
                       Imposed on Purchases (as a
Class of Fund Shares   percentage of offering price)
----------------------------------------------------
Class J                                         3.50%
----------------------------------------------------

Annual Fund Operating Expenses (Expenses that are deducted from Fund assets)

---------------------------------------------------------------------------------------------------------
                           Distribution                Total Annual
                           and Services                Fund Operating                        Net
               Management  (12b-1)       Other         Expenses          Fee Waiver/         Expenses*
Fund           Fees (1)    fees (2)      Expenses (3)  (4)((1)+(2)+(3))  Reimbursement* (5)  (6)((4)-(5))
---------------------------------------------------------------------------------------------------------
Loomis Sayles
Investment
Grade Fund
   Class J           0.40%         0.75%         0.21%             1.36%               0.06%         1.30%
---------------------------------------------------------------------------------------------------------

* Loomis Sayles has given a binding undertaking to limit the amount of the Fund's total annual fund operating expenses, exclusive of brokerage expenses, interest expenses, taxes and organizational and extraordinary expenses. This undertaking is in effect through January 31, 2005, and will be reevaluated on an annual basis thereafter. Without this undertaking expenses would have been higher.

     EXAMPLE
     -------
          The following example* translates the "Total Annual Fund Operating Expenses" column shown in the preceding table into dollar amounts. This example is intended to help investors compare the cost of investing in the Fund with the cost of investing in other mutual funds.
          This example makes certain assumptions. It assumes that investors invest $10,000 in the Fund for the time periods shown and then redeem all investors' shares at the end of those periods. This example also assumes that investors' investment has a 5% return each year and that the Fund's operating expenses remain the same. Please remember that this example is hypothetical, so that investors' actual costs and returns may be higher or lower.

-------------------------------------------------------------------------
Fund                           1 year**  3 years**  5 years**  10 years**
-------------------------------------------------------------------------
Loomis Sayles Invetment Grade
Bond Fund - Class J            $    478  $     760  $   1,063  $    1,923
-------------------------------------------------------------------------
** The example is based on the Net Expenses for the 1-year period for the Fund and on the Total Annual Fund Operating Expenses for the remaining years.

(E)  Offerings other than in Japan:
          In parallel with the Public Offering in Japan of the Fund's Class J Shares, Class A Shares, Class B Shares, Class C Shares and Class Y Shares will be offered in the United States of America.

PART II.  INFORMATION CONCERNING FUND

I.   DESCRIPTION OF THE FUND

     Same as I. DESCRIPTION OF THE FUND of the Annual Securities Report set forth below (the Annual Securities Report mentioned below, from page 1 to page 57 in the Japanese original)

II.  FINANCIAL CONDITIONS OF THE FUND

     Same as II. FINANCIAL CONDITIONS OF THE FUND of the Annual Securities Report set forth below (Ditto, from page 58 to page 140 in the Japanese original)

III. MISCELLANEOUS

1.   (1) The ornamental design is used in cover page of the Japanese Prospectus.
     (2) Summarized Preliminary Prospectus will be used.
         Attached document (Summarized Preliminary Prospectus) will be used pursuant to the below, as the document (Summarized Preliminary Prospectus) as set forth at Item in the Ordinance of Cabinet Office Concerning the Disclosure of the Content, etc. of the Specified Securities.
         (i) The summarized Preliminary Prospectus may be used as letters, pamphlets, direct-mails (post-cards, letters), posters, etc., and may be published in newspapers, magazines, books and internet, etc.
         (ii) The summarized Preliminary Prospectus may be, depending on the media types, modified as to its lay-out, kinds of paper, printed-color, design, etc. In addition, photographs and illustrations attached may be added thereto.
         (iii) For information of the Fund's achievements, the changes of the net asset value per share and the fluctuation rates since the establishment of the Fund or for the latest 3 months, 6 months, one year, two years, three years or five years, distributions paid and quality distribution of the issues may be set out in the figures or graphs, from time to time. Such information regarding the Fund's achievement may be converted into and presented in yen. For information of the Fund's achievement (a yield from the inception), a line graph may be used.

IV.  SUMMARY OF INFORMATION CONCERNING FOREIGN INVESTMENT FUND SECURITIES

     Same as V. SUMMARY OF INFORMATION CONCERNING FOREIGN INVESTMENT FUND SECURITIES of the Annual Securities Report set forth below (Ditto, page 207 in the Japanese original)

PART III. SPECIAL INFORMATION

I.   OUTLINE OF THE TRUST

     Same as III. OUTLINE OF THE TRUST of the Annual Securities Report set forth below (the Annual Securities Report mentioned below, from page 141 to page 203 in the Japanese original)

II.  OUTLINE OF THE OTHER RELATED COMPANIES

     Same as IV. OUTLINE OF THE OTHER RELATED COMPANIES of the Annual Securities Report set forth below (Ditto, from page 204 to page 206 in the Japanese original)

III. OUTLINE OF THE SYSTEM OF INVESTMENT TRUSTS IN MASSACHUSETTS

     Same as VI. OUTLINE OF THE SYSTEM OF INVESTMENT TRUSTS IN MASSACHUSETTS of the Annual Securities Report set forth below (the Annual Securities Report mentioned below, from page 208 to page 214 in the Japanese original)

IV.  FORM OF FOREIGN INVESTMENT FUND SECURITIES

     [Main items to be set forth on the share certificate of the Fund (if issued) are as follows:-

     (1)  Front
     a.   Name of the Fund
     b.   Number of shares represented
     c.   Signatures of the Chairman and Transfer Agent
     d. Description stating that the Declaration of Trust applies to shareholders and assignees therefrom

     (2)  Back
     a.   Space for endorsement
     b.   Description concerning delegation of transfer agency]

                                                                    [MH&M Final]

[Translation]


                            ANNUAL SECURITIES REPORT

                            (The Seventh Fiscal Year)
                            From: 1/st/ October, 2002
                           To: 30/th/ September, 2003


        LOOMIS SAYLES FUNDS II - LOOMIS SAYLES INVESTMENT GRADE BOND FUND

                            ANNUAL SECURITIES REPORT

                            (The Seventh Fiscal Year)
                            From: 1/st/ October, 2002
                           To: 30/th/ September, 2003

To: Director of the Kanto Local Finance Bureau
                                                     Filing Date: March 31, 2004

Name of the Registrant Trust:             LOOMIS SAYLES FUNDS II

Name and Official Title of the:           Nicholas H. Palmerino
Representative                            Treasurer of the Trust

Address of Principal Office:              One Financial Center
                                          Boston, Massachusetts 02111
                                          U. S. A.

Name and Title of Registration Agent:     Harume Nakano
                                          Attorney-at-Law
                                          Signature [Harume Nakano]
                                          --------------------------------------
                                                                          (Seal)
                                          Ken Miura
                                          Attorney-at-Law
                                          Signature [Ken Miura]
                                          --------------------------------------
                                                                          (Seal)

Address or Place of Business              Mori Hamada & Matsumoto, JFE Building,
                                          1-2, Marunouchi 1-chome
                                          Chiyoda-ku, Tokyo

Name of Liaison Contact:                  Harume Nakano
                                          Ken Miura
                                          Attorneys-at-Law

Place of Liaison Contact:                 Mori Hamada & Matsumoto, JFE Building,
                                          1-2, Marunouchi 1-chome
                                          Chiyoda-ku, Tokyo

Phone Number:                             03-6212-8316

(Note) A name of the Registrant Trust mentioned above has been changed from Loomis Sayles Funds to Loomis Sayles Funds II

  Places where a copy of this Securities Annual Report is available for Public
  ----------------------------------------------------------------------------
                                   Inspection
                                   ----------
                                Not applicable.

     (Total number of pages of this Securities Annual Report in Japanese is
                      110 including front and back pages.)

                                 C O N T E N T S
                                 ---------------
                                                                        This
                                                          Japanese     English
                                                          Original   Translation
I.   DESCRIPTION OF THE FUND...........................       1           1
     l. NATURE OF THE FUND.............................       1           1
     2. INVESTMENT POLICY..............................       7           8
     3. INVESTMENT RISKS...............................      23          28
     4. SALES CHARGES, ETC. AND TAXES..................      28          35
     5. STATUS OF INVESTMENT FUND......................      36          45
     6. MANAGEMENT OF THE FUND.........................      44          57

II.  FINANCIAL CONDITION OF THE FUND...................      58          76
     1. FINANCIAL STATEMENTS OF THE FUND...............      58          76
     2. CONDITION OF THE FUND..........................     140          76

III. OUTLINE OF THE TRUST..............................     141          77
     1. OUTLINE OF THE TRUST...........................     141          77
     2. DESCRIPTION OF BUSINESS AND OUTLINE OF
        OPERATION......................................     148          86
     3. FINANACIAL CONDITONS OF THE INVESTMENT
        MANAGEMENT COMPANY.............................     154          92
     4. RESTRICTIONS ON TRANSACTIONS WITH INTERESTED
        PARTIES........................................     202          92
     5. MISCELLANEOUS..................................     202          93

IV.  OUTLINE OF THE OTHER RELATED COMPANIES............     204          95

V.   SUMMARY OF INFORMATION CONCERNING FOREIGN
     INVESTMENT FUND SECURITIES........................     207          98

VI.  OUTLINE OT THE SYSTEM OF INVESTMENT TRUSTS IN
     MASSACHUSETTS.....................................     208         100

VII. REFERENCE INFORMATION.............................     215         109

     Note 1: Dollar amount is translated for convenience at the rate of $1.00=(Y)106.08 (the mean of the exchange rate quotations by The Bank of Tokyo-Mitsubishi, Ltd. for buying and selling spot dollars by telegraphic transfer against yen on January 30, 2004). The same applies hereinafter.
     Note 2: In this document, money amounts and percentages have been rounded. Therefore, there are cases in which the amount of the "total column" is not equal to the aggregate amount. Also, translation into yen is made simply by multiplying the corresponding amount by the conversion rate specified and rounded up when necessary. As a result, in this document, there are cases in which Japanese yen figures for the same information differ from each other.
     Note 3: In this document, "fiscal year" refers to a year from 1st October to 30th September

I.   DESCRIPTION OF THE FUND

l.   NATURE OF THE FUND
(1)  Objects and Basic Nature of the Fund
          The Fund's investment objective is high total investment return through a combination of current income and capital appreciation.
          The Fund is a series of Loomis Sayles Funds II (the "Trust").
          The Trust, registered with the United States Securities and Exchange Commission ("SEC") as a diversified open-ended management investment company, is organized as a Massachusetts business trust under the laws of Massachusetts by an Agreement and Declaration of Trust (the "Declaration of Trust") dated February 20, 1991. The Trust currently has 13 series: Loomis Sayles Aggressive Growth Fund, Loomis Sayles Growth Fund, Loomis Sayles High Income Fund, Loomis Sayles International Equity Fund, Loomis Sayles Investment Grade Bond Fund, Loomis Sayles Limited Term Government and Agency Fund, Loomis Sayles Municipal Income Fund, Loomis Sayles Research Fund, Loomis Sayles Small Cap Growth Fund, Loomis Sayles Strategic Income Fund, Loomis Sayles Tax-Managed Equity Fund, Loomis Sayles Value Fund and Loomis Sayles Worldwide Fund.
          The Declaration of Trust currently permits the trustees to issue an unlimited number of full and fractional shares of the Fund. Each share of the Fund represents an equal proportionate interest in the Fund with each other share of the Fund and is entitled to a proportionate interest in the dividends and distributions from the Fund. The shares of the Fund do not have any preemptive rights. Upon termination of the Fund, whether pursuant to liquidation of the Trust or otherwise, shareholders of the Fund are entitled to share pro rata in the net assets of the Fund available for distribution to shareholders. The Declaration of Trust also permits the trustees to charge shareholders directly for custodial, transfer agency and servicing expenses.
          The assets received by the Fund for the issue or sale of its shares and all income, earnings, profits, losses and proceeds therefrom, subject only to the rights of creditors, are allocated to, and constitute the underlying assets of, the Fund. The underlying assets are segregated and are charged with the expenses with respect to that Fund and with a share of the general expenses of the Trust. Any general expenses of the Trust that are not readily identifiable as belonging to a particular Fund are allocated by or under the direction of the trustees in such manner as the trustees determine to be fair and equitable. While the expenses of the Trust are allocated to the separate books of account of the Fund, certain expenses may be legally chargeable against the assets of all Funds.
          The Declaration of Trust also permits the trustees, without shareholder approval, to subdivide any series of shares or Fund into various classes of shares with such dividend preferences and other rights as the trustees may designate. The Fund currently offers Class J, Class A, Class B, Class C and Class Y Shares. The trustees may also, without shareholder approval, establish one or more additional separate portfolios for investments in the Trust or merge two or more existing portfolios. Shareholders' investments in such an additional or merged portfolio would be evidenced by a separate series of shares.
          The Declaration of Trust provides for the perpetual existence of the Trust. However, it provides that the trustees may terminate the Trust or the Fund upon written notice to the shareholders.

(2)  History of the Fund
          February 20, 1991:   Organization of the Trust as a Massachusetts
                               business trust. Adoption of the Declaration of
                               Trust.
          October 21, 1996:    Adoption of Resolutions by the Board of Trustees
                               of the Trust to establish the Fund.
          January 2, 1997      Commencement of management of the Fund
          May 24, 1999         Commencement of the Public Offering in Japan

(3)  Structure of the Fund
(A)  Structure of the Fund

[Chart appears here]

                           Loomis Sayles Funds II
                                  ("Trust")

   Loomis Sayles Investment Grade Bond Fund Class J ("Fund")

                                 Trustees                       Shareholder
                                                               Servicing and
                              (Agreement and                  Transfer Agent
                           Declaration of Trust)                 Agreement

        Amended and                                 Custody
   Restated Distribution                           Contract
         Agreement

                                                           Custodian
         Distributor                                Shareholder Servicing,
                                                     Transfer and Dividend
                                                         Paying Agent

        Loomis Sayles                      State Street Bank and Trust Company
     Distributors, L.P.
                                           (acts as custodian and shareholder
    (acts as distributor)                servicing, transfer and dividend paying
                                         agent in connection with Class J of the
                                                          Fund)

Distribution, Repurchase and
Shareholder Servicing
Agreement
                                                           Advisory Agreement
               Agent Company
               Agreement

                                      Administrative
                                    Services Agreement

    Distributor in Japan         Administrative           Investment
    Agent Company                Services Agent           Management
                                                          Company

 Marusan Securities Co.,        CDC IXIS Asset          Loomis Sayles & Company,
 Ltd.                           Management Services,               L.P.
                                Inc.
 (forwarding of sales in Japan                           (acts as investment
 and rendering of service as    (acts as administrative  management of the Fund
 agent company)                 service agent of the     and investment adviser
                                Fund)                    concerning the Fund's
                                                          assets)

(B) Names of the Investment Management Company and the affiliated companies of Class J shares of the Fund, their roles in management of the Fund, and summary of agreements concluded between the Trust or the Fund and related companies are as follows:

--------------------------------------------------------------------------------
Role in management
   of the Fund            Name                  Outline of the Agreement
--------------------------------------------------------------------------------
Investment          Loomis Sayles and   Under the Advisory Agreement /(Note 1)/
Management Company  Company, L.P.       dated December 30, 1996 concluded with
                                        the Trust, it renders investment
                                        management services to the Fund and
                                        investment adviser's services concerning
                                        the Fund's assets
--------------------------------------------------------------------------------
Administrative      CDC IXIS Asset      The Administrative Services Agreement
Services Agent      Management          /(Note 2)/ was originally entered
                    Services, Inc.      between the Trust and Loomis Sayles and
                                        Company, L.P. on May 8, 2000. Loomis
                                        Sayles and Company, L.P. subsequently
                                        assigned the agreement to CDC IXIS
                                        Management Services, Inc. on July 1,
                                        2003. Based on the Assignment of
                                        Administrative Services Agreement, CDC
                                        IXIS Management Services, Inc. renders
                                        administrative services to the Fund.
--------------------------------------------------------------------------------
Custodian           State Street Bank   Under the Custodian Contract /(Note 3)/
Shareholder         and Trust Company   dated April 23, 1991 and the Transfer
Servicing,                              Agency and Service Agreement /(Note 4)/
Transfer and                            dated April 27, 1999, both concluded
Dividend Paying                         with the Trust, State Street Bank and
Agent                                   Trust Company, which is located in
                                        Boston, Massachusetts, acts as Custodian
                                        and Shareholder Servicing, Transfer and
                                        Dividend Paying Servicing Agent of the
                                        Fund.
--------------------------------------------------------------------------------
Agent Company       Marusan Securities  The Agent Company, a securities company
                    Co., Ltd.           in Japan acts as the agent company under
                                        the Agent Company Agreement /(Note 5)/
                                        concluded the Trust on May 4, 1999.
--------------------------------------------------------------------------------

(Note 1) "Advisory Agreement" shall mean an agreement that an Investment Management Company agrees to provide investment management services for the assets of the Fund.
(Note 2) "Administrative Services Agreement" shall mean an agreement that an Administrative Service Agent agrees to perform or arrange the various accounting, administrative, compliance and legal services.
(Note 3) "Custodian Contract" shall mean that a Custodian agrees to provide services as Custodian for the assets of the Fund.
(Note 4) "Transfer Agency and Service Agreement" shall mean an agreement that a Shareholder Servicing, Transfer and Dividend Paying Agent agrees to provide such services as receiving purchase orders or redemption requests of shares, effecting transfer of shares and preparing/transmitting payments for dividends and distributions declared.
(Note 5) "Agency Company Agreement" shall mean an agreement that the Agent Company in Japan agrees to distribute the prospectuses regarding the shares of the Sub-Fund, publication of the net asset value per share and the distribution of the documents such as the financial statements and other documents to be required in accordance with the provisions of the applicable laws and regulations of Japan and/or the rules of the Japan Securities Dealers' Association

(C)  Outline of the Trust

     (i)   Law of Place of Incorporation
           The Trust is a Massachusetts business trust organized in Massachusetts, U.S.A. on February 20, 1991.
           Chapter 182 of the Massachusetts General Laws prescribes the fundamental matters in regard to the operations of certain business trusts constituting voluntary associations under that chapter.
           The Trust is an open-end, diversified management company under the Investment Company Act of 1940.
     (ii)  Purpose of the Trust
           The purpose of the Trust is to provide investors a managed investment primarily in securities, debt instruments and other instruments and rights of a financial character and to carry on such other businesses as the Trustees may from time to time determine pursuant to their authority under the Declaration of Trust.
           (iii) Amount of Capital Stock
                 Not applicable.
           (iv)  History of the Trust
                 February 20, 1991:           Organization of the Trust as a
                                              Massachusetts business trust.
                                              Adoption of the Declaration of
                                              Trust.
           (v)   Information Concerning Major Shareholders
                 Not applicable.

(D)  Outline of the Investment Management Company

           (i)   Law of Place of Incorporation

                      Loomis Sayles is a limited partnership organized under the
                 Law of the State of Delaware, U.S.A. in 1926 and it is one of the oldest investment management company in the U.S.A. Its investment advisory business is regulated under the Investment Advisers Act of 1940.
                      Under the Investment Advisers Act of 1940, an investment
                 adviser means, with certain exceptions, any person who, for compensation, engages in the business of advising others, either directly or through publications or writings, as to the value of securities or as to the advisability of investing in, purchasing or selling securities, or who, for compensation and as part of a regular business, issues analyses or reports concerning securities. Investment advisers under the Act may not conduct their business unless they are registered with the SEC.
           (ii)  Purpose of the Investment Management Company
                      Investment Management Company's predominant business is
                 investment management, which includes the buying, selling, exchanging and trading of securities of all descriptions on behalf of mutual funds in any part of the world.
                      Assets under management of the Investment Management
                 Company are approximately U.S.$53.7 billion as of December 31, 2003. The Investment Management Company, whose strength is in management of bonds, especially industrial bonds, is characterized by its active management based on bond credit analysis as using the second oldest credit rating system after Moody's Investors Service, Inc. in the U.S.A. The Company, as well as its parent company, Nvest L.P., became members of CDC IXIS Asset Management Group in 2000. The CDC IXIS Asset Management Group is owned by a AAA-rated French Government financial corporation, CDC and manages the assets with an amount ranked on the world top 20 list.
           (iii) Amount of Capital Stock
                      Not applicable. Provided, however, that the partner
                 capital as of the end of January, 2003 was $36,072,756 (approximately (Y)4.3 billion).
           (iv)  History of the Investment Management Company
                      Loomis, Sayles & Company, L.P. is a registered investment
                 adviser whose origins date back to 1926.
                      In addition to selecting and reviewing the Fund's
                 investments, Loomis Sayles provides executive and other personnel for the management of the Fund. The Trust's board of trustees supervises Loomis Sayles' conduct of the affairs of the Fund.
           (v)   Information Concerning Major Shareholders
                      Not applicable.

(4) Outline of Laws Regulating the Fund in the Jurisdiction where Established The Trust was created under, and is subject to, the laws of the
     Commonwealth of Massachusetts. The sale of the Trust's shares is subject to, among other things, the Securities Act of 1933, as amended, and certain state securities laws. The Trust also attempts to qualify each year and elect to be taxed as a regulated investment company under the United States Internal Revenue Code of 1986, as amended.
          The following is a broad outline of certain of the principal statutes regulating the operations of the Trust in the U.S.:
     a. Massachusetts General Laws, Chapter 182 - Voluntary Associations and Certain Trusts
          Chapter 182 provides in part as follows:
          A copy of the declaration of trust must be filed with the Secretary of State of the Commonwealth of Massachusetts and with the Clerk of the City of Boston. Any amendment of the declaration of trust must be filed with the Secretary and the Clerk within thirty days after the adoption of such amendment.
          A trust must annually file with the Secretary of State on or before June 1 a report providing the name of the trust, its address, number of shares outstanding and the names and addresses of its trustees.
          Penalties may be assessed against the trust for failure to comply with certain of the provisions of Chapter 182.
     b.   Investment Company Act of 1940
          The Investment Company Act of 1940, as amended (the "1940 Act"), in general, requires investment companies to register as such with the "SEC" and to comply with a number of substantive regulations of their operations. The 1940 Act requires an investment company, among other things, to provide periodic reports to its shareholders.
     c.   Securities Act of 1933
          The Securities Act of 1933, as amended (the "1933 Act"), regulates sales of securities. The 1933 Act, among other things, imposes various registration requirements upon sellers of securities and provides for various liabilities for failures to comply with its provisions or in respect of other specified matters.
     d.   Securities Exchange Act of 1934
          The Securities Exchange Act of 1934, as amended (the "1934 Act"), regulates a variety of matters involving, among other things, the secondary trading of securities, periodic reporting by the issuers of securities, and certain of the activities of transfer agents, brokers and dealers.
     e.   The Internal Revenue Code
          The Trust intends to qualify as a "regulated investment company" under the Internal Revenue Code of 1986, as amended (the "Code") for federal income tax purposes and to meet all other requirements necessary for it to be relieved of federal taxes on income and gains it distributes to shareholders.
     f.   Other laws

          The Trust is subject to the provisions of other laws, rules, and regulations applicable to the Trust or its operations, such as, for example, various state laws regarding the sale of the Trust's shares.

(5)  Outline of the Supervisory Authorities
          Among the regulatory authorities having jurisdiction over the Trust or certain of its operations are the SEC and state regulatory agencies or authorities. a. The SEC has broad authority to oversee the application and enforcement of the federal securities laws, including the 1940 Act, the 1933 Act, and the 1934 Act, among others, to the Trust. The 1940 Act provides the SEC broad authority to inspect the records of investment companies, to exempt investment companies or certain practices from the provisions of the Act, and otherwise to enforce the provisions of the Act.
     b. State authorities typically have authority to regulate the offering and sale of securities to their residents or within their jurisdictions and the activities of brokers, dealers, or other persons directly or indirectly engaged in related activities

2.   INVESTMENT POLICY
(1)  Investment Objective
          The Fund's investment objective is high total investment return through a combination of current income and capital appreciation.

     Principal Investment Strategies
          Under normal market conditions, the Fund will invest at least 80% of its assets in investment grade fixed income securities (those rated BBB or higher by Standard & Poor's Ratings Group ("S&P"), Baa or higher by Moody's Investors Services Inc. ("Moody's") or, if unrated, of comparable quality as determined by Loomis Sayles). In accordance with applicable Securities and Exchange Commission requirements, the Fund will notify shareholders prior to any change to such policy taking effect. Although the Fund invests primarily in investment grade fixed income securities, it may invest up to 10% of its assets in lower rated fixed income securities ("junk bonds"). The Fund may invest in fixed income securities of any maturity.
          The Fund will not invest in equity securities of any kind or make any equity investment.
          In deciding which securities to buy and sell, the Fund will consider, among other things, the financial strength of the issuer, current interest rates, Loomis Sayles' expectations regarding future changes in interest rates, and comparisons of the level of risk associated with particular investments with Loomis Sayles' expectations concerning the potential return of those investments.
          Three themes typically drive the Fund's investment approach. First, Loomis Sayles generally seeks fixed income securities of issuers whose credit profiles it believes are improving. Second, the Fund makes significant use of non-market related securities, which are securities that may not have a direct correlation with changes in interest rates. Loomis Sayles believes that the Fund may generate positive returns by having a portion of the Fund's assets invested in non-market related securities, rather than by relying primarily on changes in interest rates to produce returns for the Fund. Third, it analyzes different sectors of the economy and differences in the yields ("spreads") of various fixed income securities in an effort to find securities that Loomis Sayles believes may produce attractive returns for the Fund in comparison to their risk.
          Loomis Sayles generally prefers securities that are protected against calls (early redemption by the issuer).
          The Fund may invest any portion of its assets in securities of Canadian issuers and up to 20% of its assets in securities of other Non-U.S. issuers, including emerging markets securities. The Fund may invest without limit in obligations of supranational entities (e.g., the World Bank).

          The fixed income securities in which the Fund may invest include corporate securities, U.S. Government securities, commercial paper, zero coupon securities, mortgage-backed securities, stripped mortgage-backed securities, collateralized mortgage obligations, asset-backed securities, when-issued securities, Rule 144A securities, repurchase agreements. The Fund may engage in foreign currency hedging transactions, and swap transactions and securities lending.

     Principal Investment Risks
          Among the principal risks of investing in the Fund are the following:
     . credit risk - the risk that companies in which the Fund invests, or with which it does business, will fail financially, and will be unwilling or unable to meet their obligations to the Fund.
     . currency risk - the risk that the value of the Fund's investments will fall as a result of changes in exchange rates.
     . derivatives risk - the risk that the value of the Fund's derivative investments will fall as a result of foreign political, social, or economic changes.
     . interest rate risk - the risk that the value of the Fund's investments will fall if interest rates rise. Interest rate risk generally is greater for funds that invest in fixed income securities with relatively longer durations than for funds that invest in fixed income securities with shorter durations.
     . liquidity risk - the risk that the Fund may be unable to find a buyer for its investments when it seeks to sell them.

     . management risk - the risk that Loomis Sayles' investment techniques will be unsuccessful and may cause the Fund to incur losses.
     . market risk - the risk that the value of the Fund's investments will fall as a result of movements in financial markets generally.
     . risk associated with Japanese developments - the risk that redemptions by Japanese investors could adversely effect the Fund because a significant majority of Fund shares are owned by Japanese investors.

     Fund Performance
          The bar chart and table shown below give an indication of the risks of investing in the Fund by showing changes in the Fund's performance from year-to-year and by showing how the Fund's average compared to those of a broad measure of market performance. The Fund's past performance (before and after taxes) does not necessarily indicate how it will perform in the future.

     Bar Chart
          The following bar chart shows year-to-year changes in the performance of the Fund's Class J shares /1)/. The annual return shown in the bar chart does not reflect sales charges borne by Class J shares of the Fund. If these sales charges were reflected, returns would be less than those shown.

                   [Bar Chart is omitted in this translation]

     The Fund's J Class returns will vary. For example, during the period shown in the bar chart, the Fund's best quarter was up 9.04% (second quarter, 2003), and the Fund's worst quarter was down 3.51% (third quarter, 1998).

/1)/ For periods before the inception of Class J shares (May 24, 1999), performance shown for Class J shares is based on the performance of the Fund's Class Y shares (formerly, Institutional Class), adjusted to reflect the higher fees paid by Class J shares. The Fund's performance through December 31,2003 benefited from Loomis Sayles' agreement to limit the Fund's expenses.

     Performance Table

          The following table compares the performance of the Fund (before and after taxes) to the Lehman Brothers Government/Credit Index, an index that tracks the performance of a broad range of government and corporate fixed income securities. The index is unmanaged, has no operating costs, and is included in the table to facilitate investors' comparison of the Fund's performance to a broad-based market index. The annual return figures shown in this table for Class J shares of the Fund reflect the effect of sales charges borne by Class J shares.

        Average Annual Total Return as of December 31, 2003 /1)/
------------------------------------------------------------------------
                                                              Since Fund
                                                              Inception
                                           1 year   5 years   (12/31/96)
------------------------------------------------------------------------
Loomis Sayles Investment Grade Bond Fund
Class J Return Before Taxes /1)/            14.60%     8.56%        7.59%
------------------------------------------------------------------------
Return After Taxes /2)/
   Return After Taxes on Distributions      12.22%     6.23%        5.20%
   Return After Taxes on Distributions
    and Sales of Fund Shares                 9.70%     8.56%        5.00%
------------------------------------------------------------------------
Lehman Brothers Government/ Credit Index
(Index returns reflect no deduction for
fees, expenses or taxes)                     4.67%     6.66%        7.49%
------------------------------------------------------------------------

     /1)/ For periods before the inception of Class J shares (May 24, 1999), performance shown for Class J shares is based on the performance of the Fund's Class Y shares (formerly, Institutional Class), adjusted to reflect the higher fees paid by Class J shares. The Fund's performance through December 31,2003 benefited from Loomis Sayles' agreement to limit the Fund's expenses.

     /2)/ After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor's tax situation and may differ from those shown. After-tax returns shown are not relevant to investors who hold their shares through tax-deferred arrangements, such as 401 (k) plans, qualified plans, education savings accounts or individual retirement accounts. Under certain circumstances, the addition of the tax benefits from capital losses resulting from redemptions may cause the Return After Taxes on Distributions and Sale of Fund Shares to be greater than the Return After Taxxes on Distributions or even the Return Before Taxes.

(2)  Investment Objectives
          This section provides more information on the Fund's investments and risk considerations. Except for the Fund's investment objective, and any investment policies that are identified as "fundamental," all of the investment policies and strategies of the Fund may be changed without a vote of the Fund's shareholders.

          Except where specifically noted elsewhere in this document, the Fund may use any of the investment strategies described in this section. Some of these investment strategies are principal investment strategies for the Fund, while others are secondary investment strategies for the Fund.
          The Fund may borrow money for temporary or emergency purposes in accordance with its investment restrictions. Subject to the terms of any applicable exemptive relief granted by the SEC, the Fund may borrow for such purposes from other investment companies advised by Loomis Sayles or its affiliates in an interfund lending program. In such a program, the Fund and affiliated funds would be permitted to lend and borrow money for certain temporary or emergency purposes directly to and from one another. Participation in such an interfund lending program would be voluntary for both borrowing and lending fund, and the Fund would participate in an interfund lending program only if the Board of Trustees determined that doing so would benefit the Fund. Should the Fund participate in such an interfund lending program, the Board of Trustees would establish procedures for the operation of the program by Loomis Sayles or an affiliate.

     TEMPORARY DEFENSIVE STRATEGIES
          For temporary defensive purposes, the Fund may invest any portion of its assets in cash or in any securities Loomis Sayles deems appropriate. Although Loomis Sayles has the option to use these defensive strategies, Loomis Sayles may choose not to use them for a variety of reasons, even in very volatile market conditions. The Fund may miss certain investment opportunities if it uses defensive strategies and thus may not achieve its investment objective.

     PORTFOLIO TURNOVER
          Portfolio turnover considerations will not limit Loomis Sayles' investment discretion in managing the assets of the Fund. The Fund anticipates that its portfolio turnover rate will vary significantly from time to time depending on the volatility of economic and market conditions. High portfolio turnover may generate higher costs and higher levels of taxable gains, both of which may hurt the performance of investors' investment.

     FIXED INCOME SECURITIES
          Fixed income securities pay a specified rate of interest or dividends, or a rate that is adjusted periodically by reference to some specified index or market rate. Fixed income securities include securities issued by federal, state, local, and Non-U.S. governments and related agencies, and by a wide range of private or corporate issuers. Fixed income securities include, among others, bonds, debentures, notes, bills, and commercial paper. Because interest rates vary, it is impossible to predict the income of the Fund for any particular period. The net asset value of the Fund's shares will vary as a result of changes in the value of the securities in the Fund's portfolio.

     INVESTMENT GRADE FIXED INCOME SECURITIES
          To be considered investment grade quality, at least one major rating agency must have rated the security in one of its top four rating categories at the time the Fund acquires the security or, if the security is unrated, Loomis Sayles must have determined it to be of comparable quality.

     LOWER RATED FIXED INCOME SECURITIES
          A fixed income security will be considered a lower rated fixed income security ("junk bond") if it is of below investment grade quality. To be considered investment grade quality, at least one major rating agency must have rated the security in one of its top four rating categories at the time the Fund acquires the security or, if the security is unrated, Loomis Sayles must have determined it to be of comparable quality. Therefore, lower rated fixed income securities are securities that, at the time the Fund acquires the security, none of the major rating agencies has rated in one of its top four rating categories, or unrated securities that Loomis Sayles has determined to be of comparable quality.
          Lower rated fixed income securities are subject to greater credit risk and market risk than higher quality fixed income securities. Lower rated fixed income securities are considered predominantly speculative with respect to the ability of the issuer to make timely principal and interest payments. If the Fund invests in lower rated fixed income securities, the Fund's achievement of its objective may be more dependent on Loomis Sayles' own credit analysis than is the case with funds that invest in higher quality fixed income securities. The market for lower rated fixed income securities may be more severely affected than some other financial markets by economic recession or substantial interest rate increases, by changing public perceptions of this market, or by legislation that limits the ability of certain categories of financial institutions to invest in these securities. In addition, the secondary market may be less liquid for lower rated fixed income securities. This lack of liquidity at certain times may affect the values of these securities and may make the evaluation and sale of these securities more difficult. Lower rated fixed income securities may be in poor standing or in default and typically have speculative characteristics.

          For more information about the ratings services' descriptions of the various rating categories, see below. The Fund may continue to hold fixed income securities that are downgraded in quality subsequent to their purchase if Loomis Sayles believes it would be advantageous to do so.

     U.S. GOVERNMENT SECURITIES
          U.S. Government securities have different kinds of government support. For example, some U.S. Government securities, such as U.S. Treasury bonds, are supported by the full faith and credit of the United States, whereas certain other U.S. Government securities issued or guaranteed by federal agencies or government-sponsored enterprises are.
          Although U.S. Government securities generally do not involve the credit risks associated with other types of fixed income securities, the market values of U.S. Government securities fluctuate as interest rates change. Yields on U.S. Government securities tend to be lower than those on corporate securities of comparable maturities.
          Some U.S. Government securities, such as Government National Mortgage Association ("GNMA") certificates, are known as "mortgage-backed" securities. Interest and principal payments on the mortgages underlying mortgage-backed U.S. Government securities are passed through to the holders of the security. If the Fund purchases mortgage-backed securities at a discount or a premium, the Fund will recognize a gain or loss when the payments of principal, through prepayment or otherwise, are passed through to the Fund and, if the payment occurs in a period of falling interest rates, the Fund may not be able to reinvest the payment at as favorable an interest rate. As a result of these principal prepayment features, mortgage-backed securities are generally more volatile investments than many other fixed income securities.
          Some U.S. Government securities, called "Treasury inflation-protected securities" or "TIPS" are fixed income securities whose principal value is periodically adjusted according to the rate of inflation. The interest rate on TIPS is fixed at issuance, but over the life of the bond this interest may be paid on an increasing or decreasing principal value that has been adjusted for inflation. Although repayment of the original bond principal upon maturity is guaranteed, the market value of TIPS is not guaranteed, and will fluctuate.
          The values of TIPS generally fluctuate in response to changes in real interest rates, which are in turn tied to the relationship between nominal interest rates and the rate of inflation. If inflation were to rise at a faster rate than nominal interest rates, real interest rates might decline, leading to an increase in value of TIPS. In contrast, if nominal interest rates increased at a faster rate than inflation, real interest rates might rise, leading to a decrease in value of TIPS. If inflation is lower than expected during the period a Fund holds TIPS, the Portfolio may earn less on the TIPS than on a conventional bond. If interest rates rise due to reasons other than inflation (for example, due to changes in currency exchange rates), investors in TIPS may not be protected to the extent that the increase is not reflected in the bonds' inflation measure. There can be no assurance that the inflation index for TIPS will accurately measure the real rate of inflation in the prices of goods and services.
          Any increase in principal value of TIPS caused by an increase in the consumer price index is taxable in the year the increase occurs, even though the Fund holding TIPS will not receive cash representing the increase at that time. As a result, such Fund could be required at times to liquidate other investments, including when it is not advantageous to do so, in order to satisfy its distribution requirements as a regulated investment company.
          In addition to investing directly in U.S. Government securities, the Fund may purchase certificates of accrual or similar instruments ("strips") evidencing undivided ownership interests in interest payments or principal payments, or both, in U.S. Government securities. These investment instruments may be highly volatile.

     ZERO COUPON SECURITIES
          Zero coupon securities are fixed income securities that accrue interest at a specified rate, but do not pay interest in cash on a current basis. If the Fund invests in zero coupon securities, it is required to distribute the income on these securities to Fund shareholders as the income accrues, even though the Fund is not receiving the income in cash on a current basis. The Fund thus may have to sell other investments to obtain cash to make income distributions at times when Loomis Sayles would not otherwise deem it advisable to do so. The market value of zero coupon securities often is more volatile than that of other fixed income securities of comparable quality and maturity.

     MORTGAGE-BACKED SECURITIES
          Mortgage-backed securities, such as GNMA certificates or securities issued by the Federal National Mortgage Association ("Fannie Mae"), differ from traditional fixed income securities. Among the major differences are that interest and principal payments are made more frequently, usually monthly, and that principal may be prepaid at any time because the underlying mortgage loans generally may be prepaid at any time. As a result, if the Fund purchases these assets at a premium, a faster-than-expected prepayment rate will reduce yield to maturity, and a slower-than- expected prepayment rate will increase yield to maturity. If the Fund purchases mortgage-backed securities at a discount, faster-than-expected prepayments will increase, and slower-than-expected prepayments will reduce, yield to maturity. Prepayments, and resulting amounts available for reinvestment by the Fund, are likely to be greater during a period of declining interest rates and, as a result, are likely to be reinvested at lower interest rates. Accelerated prepayments on securities purchased at a premium may result in a loss of principal if the premium has not been fully amortized at the time of prepayment. These securities will decrease in value as a result of increases in interest rates generally, and they are likely to appreciate less than other fixed-income securities when interest rates decline because of the risk of prepayments.

     STRIPPED MORTGAGE-BACKED SECURITIES
          Stripped mortgage-backed securities include interest-only and principal-only classes of mortgage-backed securities ("IOs" and "POs"). The yield to maturity on an IO or PO is extremely sensitive not only to changes in prevailing interest rates but also to the rate of principal payments (including prepayments) on the underlying assets. A rapid rate of principal prepayments may have a measurably adverse effect on the Fund's yield to maturity to the extent it invests in IOs. If the assets underlying the IOs experience greater than anticipated prepayments of principal, the Fund may fail to recoup fully its initial investment in these securities. Conversely, POs tend to decline in value if prepayments are slower than anticipated.
          The secondary market for stripped mortgage-backed securities may be more volatile and less liquid than that for other mortgage-backed securities, potentially limiting the Fund's ability to buy or sell those securities at any particular time.

     COLLATERALIZED MORTGAGE OBLIGATIONS
          A collateralized mortgage obligation (CMO) is a security backed by a portfolio of mortgages or mortgage-backed securities held under an indenture. CMOs may be issued either by U.S. Government instrumentalities or by non-governmental entities. The issuer's obligation to make interest and principal payments is secured by the underlying portfolio of mortgages or mortgage-backed securities. CMOs are issued with a number of classes or series which have different maturities and which may represent interests in some or all of the interest or principal on the underlying collateral or a combination thereof. CMOs of different classes are generally retired in sequence as the underlying mortgage loans in the mortgage pool are repaid. In the event of sufficient early prepayments on such mortgages, the class or series of CMOs first to mature generally will be retired prior to its maturity. As with other mortgage-backed securities, if a particular class or series of CMOs held by the Fund is retired early, the Fund would lose any premium it paid when it acquired the investment, and the Fund may have to reinvest the proceeds at a lower interest rate than the retired CMO paid.

     Because of the early retirement feature, CMOs may be more volatile than many other fixed-income investments.

     ASSET-BACKED SECURITIES
          Through the use of trusts and special purpose corporations, automobile or credit card receivables may be securitized in pass-through structures similar to mortgage pass-through structures or in a pass-through structure similar to the CMO structure. Generally, the issuers of asset-backed bonds, notes, or pass-through certificates are special purpose entities and do not have any significant assets other than the receivables securing such obligations. In general, the collateral supporting asset-backed securities is of shorter maturity than mortgage loans. Instruments backed by pools of receivables are similar to mortgage-backed securities in that they are subject to unscheduled prepayments of principal prior to maturity. When the obligations are prepaid, the Fund ordinarily will reinvest the prepaid amounts in securities the yields of which reflect interest rates prevailing at the time. Therefore, the Fund's ability to maintain a portfolio that includes high-yielding asset-backed securities will be adversely affected to the extent that prepayments of principal must be reinvested in securities that have lower yields than the prepaid obligations. Moreover, prepayments of securities purchased at a premium could result in a realized loss.

     WHEN-ISSUED SECURITIES
          A when-issued security involves the Fund entering into a commitment to buy a security before the security has been issued. The Fund's payment obligation and the interest rate on the security are determined when the Fund enters into the commitment. The security is typically delivered to the Fund 15 to 120 days later. No interest accrues on the security between the time the Fund enters into the commitment and the time the security is delivered. If the value of the security being purchased falls between the time the Fund commits to buy it and the payment date, the Fund may sustain a loss. The risk of this loss is in addition to the Fund's risk of loss on the securities actually in its portfolio at the time. In addition, when the Fund buys a security on a when-issued basis, it is subject to the risk that market rates of interest will increase before the time the security is delivered, with the result that the yield on the security delivered to the Fund may be lower than the yield available on other, comparable securities at the time of delivery. If the Fund has outstanding obligations to buy when-issued securities, it will segregate liquid assets at its custodian bank in an amount sufficient to satisfy these obligations.

     RULE 144A SECURITIES
          Rule 144A securities are privately offered securities that can be resold only to certain qualified institutional buyers. Rule 144A securities are treated as illiquid, unless Loomis Sayles has determined, under guidelines established by Loomis Sayles Funds' trustees, that a particular issue of Rule 144A securities is liquid.

     NON-U.S. SECURITIES
          Securities of issuers organized or headquartered outside the United States other than obligations of supranational entities are known as Non-U.S. securities. Non-U.S. securities may present risks not associated with investments in comparable securities of U.S. issuers. There may be less information publicly available about a Non-U.S. corporate or government issuer than about a U.S. issuer, and Non-U.S. corporate issuers are generally not subject to accounting, auditing, and financial reporting standards and practices comparable to those in the United States. The securities of some Non-U.S. issuers are less liquid and at times more volatile than securities of comparable U.S. issuers. Non-U.S. brokerage commissions and securities custody costs are often higher than in the United States. With respect to certain Non-U.S. countries, there is a possibility of governmental expropriation of assets, confiscatory taxation, political or financial instability and diplomatic developments that could affect the value of investments in those countries. The Fund's receipt of interest on Non-U.S. government securities may depend on the availability of tax or other revenues to satisfy the issuer's obligations.
          The Fund's investments in Non-U.S. securities may include investments in countries whose economies or securities markets are not yet highly developed. Special considerations associated with these investments (in addition to the considerations regarding Non-U.S. investments generally) may include, among others, greater political uncertainties, an economy's dependence on revenues from particular commodities or on international aid or development assistance, currency transfer restrictions, highly limited numbers of potential buyers for such securities, and delays and disruptions in securities settlement procedures.
          Since most Non-U.S. securities are denominated in Non-U.S. currencies or traded primarily in securities markets in which settlements are made in Non-U.S. currencies, the value of these investments and the net investment income available for distribution to shareholders of the Fund investing in these securities may be affected by changes in currency exchange rates, exchange control regulations, or Non-U.S. withholding taxes. Changes in the value relative to the U.S. dollar of a Non-U.S. currency in which the Fund's holdings are denominated will result in a change in the U.S. dollar value of the Fund's assets and the Fund's income available for distribution.

          In addition, although part of the Fund's income may be received or realized in Non-U.S. currencies, the Fund will be required to compute and distribute its income in U.S. dollars. Therefore, if the value of a currency relative to the U.S. dollar declines after the Fund's income has been earned in that currency, translated into U.S. dollars, and declared as a dividend, but before payment of the dividend, the Fund could be required to liquidate portfolio securities to pay the dividend. Similarly, if the value of a currency relative to the U.S. dollar declines between the time the Fund accrues expenses in U.S. dollars and the time such expenses are paid, the amount of Non-U.S. currency required to be converted into U.S. dollars will be greater than the equivalent amount in Non-U.S. currency of the expenses at the time they were incurred.
          In determining whether to invest assets of the Fund in securities of a particular Non-U.S. issuer, Loomis Sayles will consider the likely effects of Non-U.S. taxes on the net yield available to the Fund and its shareholders. Compliance with Non-U.S. tax law may reduce the Fund's net income available for distribution to shareholders.

     OBLIGATION OF SUPRANATIONAL ENTITIES
          The Fund may invest in obligations of supranational entities. A supranational entity is an entity designated or supported by national governments to promote economic reconstruction, development or trade among nations. Examples of supranational entities include the International Bank for Reconstruction and Development (the "World Bank") and the European Investment Bank. Obligations of a supranational entity are subject to the risk that the governments on whose support the entity depends for its financial backing or repayment may be unable or unwilling to provide that support. Obligations of a supranational entity that are denominated in foreign currencies will also be subject to the risks associated with investment in foreign currencies, as described under "Non-U.S. Securities."

     NON-U.S. CURRENCY HEDGING TRANSACTIONS
          Non-U.S. currency hedging transactions may an effort to protect the value of specific portfolio positions or to anticipate changes in relative values of currencies in which current or future Fund portfolio holdings are denominated or quoted. For example, to protect against a change in the Non-U.S. currency exchange rate between the date on which the Fund contracts to purchase or sell a security and the settlement date for the purchase or sale, or to "lock in" the equivalent of a dividend or interest payment in another currency, the Fund might purchase or sell a Non-U.S. currency on a spot (that is, cash) basis at the prevailing spot rate. If conditions warrant, the Fund may also enter into private contracts to purchase or sell Non-U.S. currencies at a future date ("forward contracts"). The Fund might also purchase exchange-listed and over-the-counter call and put options on Non-U.S. currencies. Over-the-counter currency options are generally less liquid than exchange-listed options and will be treated as illiquid assets. The Fund may not be able to dispose of over-the-counter options readily.
          Non-U.S. currency transactions involve costs and may result in losses.

     SWAP TRANSACTIONS
          The Fund may enter into interest rate or currency swaps to preserve a return or spread on a particular investment or portion of its portfolio, to protect against currency fluctuations, to manage duration, or to protect against any increase in the price of securities the Fund anticipates purchasing at a later date. Interest rate swaps involve the exchange by the Fund with another party of their respective commitments to pay or receive interest (for example, an exchange of floating rate payments for fixed rate payments with respect to a notional amount of principal). A currency swap is an agreement to exchange cash flows on a notional amount based on changes in the relative values of the specified currencies. The Fund will segregate liquid assets at its custodial bank in an amount sufficient to cover its current obligations under swap agreements. Because swap agreements are not exchange-traded, but are private contracts into which the Fund and a swap counterparty enter as principals, the Fund may experience a loss or delay in recovering assets if the counterparty were to default on its obligations.

     REPURCHASE AGREEMENTS
          In a repurchase agreement, the Fund buys securities from a seller, usually a bank or brokerage firm, with the understanding that the seller will repurchase the securities at a higher price at a later date. Such transactions afford an opportunity for the Fund to earn a return on available cash at minimal market risk, although the Fund may be subject to various delays and risks of loss if the seller is unable to meet its obligations to repurchase.

     SECURITIES LENDING
          Securities lending involves the Fund lending its portfolio securities to broker-dealers or other parties under contracts calling for the deposit by the borrower with the Fund's custodian of cash collateral equal to at least the market value of the securities loaded, marked to market on a daily basis. The Fund will continue to benefit from interest or dividends on the securities loaned and will also receive interest through investment of the cash collateral in short-term liquid investments. No loans will be made if, as a result, the aggregate amount of such loans outstanding at any time would exceed 33 1/3% of the Fund's assets (taken at current value). Any voting rights, or rights to consent, relating to securities loaned pass to the borrower. However, if a material event affecting the investment occurs, such loans will be called so that the securities may be voted by the Fund. The Fund pays various fees in connection with such loans, including shipping fees and reasonable custodial or placement fees.
          Securities loans must be fully collateralized at all times, but involve some credit risk to the Fund if the borrower defaults on its obligation and the Fund is delayed or prevented form recovering the collateral.

          The rating services' description of their ratings is as follows:
     STANDARD & POOR'S
     AAA An obligation rated "AAA" has the highest rating assigned by Standard & Poor's. The obligor's capacity to meet its financial commitment on the obligation is extremely strong.
     AA An obligation rated "AA" differs from the highest rated obligations only in small degree. The obligor's capacity to meet its financial commitment on the obligation is very strong.
     A An obligation rated "A" is somewhat more susceptible to the adverse effects of changes in circumstances and economic conditions than obligations in higher rated categories. However, the obligor's capacity to meet its financial commitment on the obligation is still strong.
     BBB An obligation rated "BBB" exhibits adequate protection parameters. However, adverse economic conditions or changing circumstances are more likely to lead to a weakened capacity of the obligor to meet its financial commitment on the obligation. Obligations rated "BB", "B", "CCC", "CC", and "C" are regarded as having significant speculative characteristics. "BB" indicates the least degree of speculation and "C" the highest. While such obligations will likely have some quality and protective characteristics, these may be outweighed by large uncertainties or major exposures to adverse conditions.
     BB An obligation rated "BB" is less vulnerable to nonpayment that other speculative issues. However, it faces major ongoing uncertainties or exposure to adverse business, financial, or economic conditions which could lead to the obligor's inadequate capacity to meet its financial commitment on the obligation.
     B An obligation rated "B" is more vulnerable to nonpayment than obligations rated "BB", but the obligor currently has the capacity to meet its financial commitment on the obligation. Adverse business, financial, or economic conditions will likely impair the obligor's capacity or willingness to meet its financial commitment on the obligation.
     CCC An obligation rated "CCC" is currently vulnerable to nonpayment, and is dependent upon favorable business, financial, and economic conditions for the obligor to meet its financial commitment on the obligation. In the event of adverse business, financial, or economic conditions, the obligor is not likely to have the capacity to meet its financial commitment on the obligation.
     CC   An obligation rated "CC" is currently highly vulnerable to nonpayment.
     C A subordinated debt or preferred stock obligation rated "C" is currently highly vulnerable to nonpayment. The "C" rating may be used to cover a situation where a bankruptcy petition has been filed or similar action taken, but payments on this obligation are being continued. A "C" also will be assigned to a preferred stock issue in arrears on dividends or sinking fund payments, but that is currently paying.
     D An obligation rated "D" is in payment default. The "D" rating category is used when payments on an obligation are not made on the date due even if the applicable grace period has not expired, unless Standard & Poor's believes that such payments will be made during such grace period. The "D" rating also will be used upon the filing of a bankruptcy petition or the taking of a similar action if payments on an obligation are jeopardized.
     r This symbol is attached to the ratings of instruments with significant noncredit risks. It highlights risks to principal or volatility of expected returns which are not addressed in the credit rating. Examples include: obligations liked or indexed to equities, currencies, or commodities; obligations exposed to severe prepayment risk -- such as interest-only or principal-only mortgage securities; and obligations with unusually risky interest terms, such as inverse floaters.

     N.R. This indicates that no rating has been requested, that there is insufficient information on which to base a rating, or that Standard & Poor's does not rate a particular obligation as a matter of policy.

     Plus (+) or Minus (-): The ratings from "AA" to "CCC" may be modified by the addition of a plus or minus sign to show relative standing within the major rating categories.

     MOODY'S INVESTORS SERVICE, INC.
     Aaa Bonds which are rated Aaa are judged to be of the best quality. They carry the smallest degree of investment risk and are generally referred to as "gilt edged." Interest payments are protected by a large or by an exceptionally stable margin and principal is secure. While the various protective elements are likely to change, such changes as can be visualized are most unlikely to impair the fundamentally strong position of such issues.
     Aa Bonds which are rated Aa are judged to be high quality by all standards. Together with the Aaa group they comprise what are generally known as high-grade bonds. They are rated lower than the best bonds because margins of protection may not be as large as in Aaa securities or fluctuation of protective elements may be of greater amplitude or there may be other elements present which make the long-term risk appear somewhat larger than the Aaa securities.
     A Bonds which are rated A possess many favorable investment attributes and are to be considered as upper-medium-grade obligations. Factors giving security to principal and interest are considered adequate, but elements may be present which suggest a susceptibility to impairment some time in the future.
     Baa Bonds which are rated Baa are considered as medium grade obligations (i.e., they are neither highly protected nor poorly secured). Interest payments and principal security appear adequate for the present but certain protective elements may be lacking or may be characteristically unreliable over any great length of time. Such bonds lack outstanding investment characteristics and in fact have speculative characteristics as well.
     Ba Bonds which are rated Ba are judged to have speculative elements; their future cannot be considered as well-assured. Often the protection of interest and principal payments may be very moderate, and thereby not well safeguarded during both good and bad times over the future. Uncertainty of position characterizes bonds in this class.
     B Bonds which are rated B generally lack characteristics of the desirable investment. Assurance of interest and principal payments or of maintenance of other terms of the contract over any long period of time may be small.
     Caa Bonds which are rated Caa are of poor standing. Such issues may be in default or there may be present elements of danger with respect to principal or interest.
     Ca Bonds which are rated Ca represent obligations which are speculative in a high degree. Such issues are often in default or have other marked shortcomings.
     C Bonds which are rated C are the lowest rated class of bonds, and issues so rated can be regarded as having extremely poor prospects of ever attaining any real investment standing.

Note: Moody's applies numerical modifiers 1, 2, and 3 in each generic rating classification from Aa through Caa. The modifier 1 indicates that the obligation ranks in the higher end of its generic rating category; the modifier 2 indicates a mid-range ranking; and the modifier 3 indicates a ranking in the lower end of that generic rating category.

(3)  Structure of Fund Management
          Loomis Sayles performs its own extensive credit analyses to determine the creditworthiness and potential for capital appreciation of a security. The Fund's management refrains from market timing or interest rate forecasting. Instead, it uses a flexible approach to identify securities in the global marketplace with the following characteristics, although not all of the securities selected will have these attributes:

     .  discounted share price compared to economic value
     . undervalued credit ratings with strong or improving credit profiles . yield premium relative to its benchmark

          In selecting investments for the Fund, Loomis Sayles generally employs the following strategies:

     . Loomis Sayles utilizes the skills of its in-house team of research analysts to cover a broad universe of industries, companies and markets. The Fund's portfolio managers take advantage of these extensive resources to identify securities that meet the Fund's investment criteria.
     . Loomis Sayles seeks to buy bonds at a discount - bonds that offer a positive yield advantage over the market and, in its view, have room to go up in price. It may also invest to take advantage of what the portfolio managers believe are temporary disparities in the yield of different segments of the market for U.S. government securities.
     . Loomis Sayles provides the portfolio managers with maximum flexibility to find investment opportunities in a wide range of markets, both domestic and foreign. This flexible approach provides the Fund with access to a wide array of investment opportunities. The three key sectors that the portfolio managers focus upon are U.S. corporate issues, Non-U.S. bonds and U.S. government securities.

     . The Fund's portfolio managers maintain a core of the Fund's investments in corporate bond issues and shift its assets among other income-producing securities as opportunities develop. The Fund maintains a high level of diversification as a form of risk management.

(4)  Distribution Policy
          It is the policy of the Fund to pay its shareholders each year, as dividends, substantially all of its net investment income. The Fund generally declares and pays such dividends monthly. The Fund also distributes all of its net capital gains realized from the sale of portfolio securities. Any capital gain distributions are normally made annually, but may be made more frequently as deemed advisable by the Trustees and as permitted by applicable law. The Trust's trustees may change the frequency with which the Fund declares or pays dividends.
          Investors may choose to:
     *  Reinvest all distributions in additional shares.
     * Have checks set to the address of record for the amount of distribution or have the distribution transferred through Automated Clearing House ("ACH") to a bank of investor's choice.
          If investors do not select an option when investors open investors' account, all distributions will be reinvested.
          It is the policy of the Fund to pay its shareholders each year, as dividends, substantially all net investment income and to distribute annually all net capital gains (that is, the excess of net long-term capital gains over net short-term capital losses), if any, after offsetting any capital loss carryovers.
          Investment income dividends and capital gain distributions are payable in full and fractional shares of the Fund based upon the net asset value determined as of the close of regular trading on the New York Stock Exchange on the record date for each dividend or distribution. Shareholders, however, may elect to receive their investment income dividends or capital gain distributions, or both, in cash. The election may be made at any time by submitting a written request directly to State Street Bank. In order for a change to be in effect for any dividend or distribution, it must be received by State Street Bank on or before the record date for such dividend or distribution.
          The Japanese investors shall receive applicable dividend monthly through the Distributors in Japan. The election may be made by Japanese investors by submitting a written request directly to the Agent Company.
(5)  Restrictions of Investment
          The investment policies of the Fund set forth in this document may be changed by the Trust's Board of Trustees without shareholder approval, except that the investment objective of the Fund as set forth in this document and any policy explicitly identified as "fundamental" may not be changed without the approval of the holder of a majority of the outstanding shares of the Fund (which in this document means the lesser of (i) 67% of the shares of the Fund present at a meeting at which more than 50% of the outstanding shares are present or represented by proxy or (ii) more than 50% of the outstanding shares). Except in the case of the 15% limitation on illiquid securities, the percentage limitations set forth below will apply at the time a security is purchased and will not be considered violated unless an excess or deficiency occurs or exists immediately after and as a result of such purchase.
          In addition to its investment objective and policies set forth in this document, the following investment restrictions are policies of the Fund (and those marked with an asterisk are fundamental policies of the Fund):
          The Fund will not:
          1) Invest in companies for the purpose of exercising control or management.
          2)* Act as underwriter, except to the extent that, in connection with the disposition of portfolio securities, it may be deemed to be an underwriter under certain federal securities laws.
          3)* Invest in oil, gas or other mineral leases, rights or royalty contracts or in real estate, commodities or commodity contracts. (This restriction does not prevent the Fund from engaging in transactions in futures contracts relating to securities indices, interest rates or financial instrument, or options, or from investing in issuers that invest or deal in the foregoing types of assets or from purchasing securities that are secured by real estate.)
          4)* Make loans, except that the Fund may lend its portfolio securities to the extent permitted under the Investment Company Act of 1940, as amended (the "1940 Act"). (For purposes of this investment restriction, neither (i) entering into repurchase agreements nor (ii) purchasing debt obligations in which the Fund may invest consistent with its investment policies is considered the making of a loan.)
          5) With respect to 75% of its assets, purchase any security (other than U.S. Government Security) if, as a result, more than 5% of the Fund's assets (taken at current value) would then be invested in securities of a single issuer.
          6) With respect to 75% of its assets, acquire more than 10% of the outstanding voting securities of an issuer.
          7) Pledge, mortgage, hypothecate or otherwise encumber any of its assets, except that the Fund may pledge assets having a value not exceeding 10% of its assets to secure borrowings permitted by restriction 9) below. (For the purpose of this restriction, collateral arrangements with respect to options, futures contracts and options on futures contracts and with respect to initial and variation margin are not deemed to be a pledge or other encumbrance of assets.)
          8)* Purchase any security (other than U.S. Government Securities) if, as a result, more than 25% of the Fund's assets (taken at current value) would be invested in any one industry (in the utilities category, gas, electric, water and telephone companies will be considered as being in separate industries).

          9)* Borrow money in excess of 10% of its assets (taken at cost) or 5% of its assets (taken at current value), whichever is lower, nor borrow any money except as a temporary measure for extraordinary or emergency purposes.
          10) Purchase securities on margin (except such short term credits as are necessary for clearance of transactions); or make short sales (except where, by virtue of ownership of other securities, it has the right to obtain, without payment of additional consideration, securities equivalent in kind and amount to those sold).
          11) Participate on a joint or joint and several basis in any trading account in securities. (The "bunching" of orders for the purchase or sale of portfolio securities with Loomis Sayles or accounts under its management to reduce brokerage commissions, to average prices among them or to facilitate such transactions is not considered a trading account in securities for purposes of this restriction.)
          12) Purchase any illiquid security, including any security that is not readily marketable, if, as a result, more than 15% of the Fund's net assets (based on current value) would then be invested in such securities.
          13) Write or purchase puts, calls or combinations of both, except that the Fund may (1) acquire warrants or rights to subscribe to securities of companies issuing such warrants or rights, or of parents or subsidiaries of such companies, (2) purchase and sell put and call options on securities and (3) write, purchase and sell put and call options on currencies and enter into currency forward contracts.
          14)* Issue senior securities. (For the purpose of this restriction, none of the following is deemed to be a senior security: any pledge or other encumbrance of assets permitted by restriction 7) above; any borrowing permitted by restriction 9) above; any collateral arrangements with respect to options, futures contracts, and options on futures contracts, and with respect to initial and variation margin; and the purchase or sale of options, forward contracts, futures contracts, or options on futures contracts.)
          15) Invest less than 80% of its assets in investment grade fixed income securities. Prior to any change to such policy adopted by the Board of Trustees of the Fund, the Fund will provide notice to shareholders as required by Rule 35d-1 under the 1940 Act, as such Rule may be interpreted from time to time by the staff of the SEC.
          16)  Invest in equity stocks or make any other equity investments.
          The Fund normally will invest at least 80% of its assets in investment grade fixed income.
          The Fund intends, based on the views of the Securities and Exchange Commission (the "SEC"), to restrict its investments in repurchase agreements maturing in more than seven days, together with other investments in illiquid securities, to the percentage permitted by restriction 12) above.
          For the purpose of the foregoing restrictions, the Fund does not consider a swap contract on one or more securities, indices, currencies or interest rates to be a commodity or a commodity contract, nor, consistent with the position of the Securities and Exchange Commission, does the Fund consider such swap contracts to involve the issuance of a senior security, provided the Fund segregates with its custodian liquid assets (marked to market on a daily basis) sufficient to meet its obligations under such contracts.
          In connection with the offering of its shares in Japan, the Fund has undertaken to the Japan Securities Dealers Association: (1) that the Fund will not invest more than 15% of the Fund's net assets in securities that are not traded on a recognized exchange; (2) portfolio securities of the Fund may not be purchased from or sold or loaned to any Trustee of the Trust, Loomis Sayles, acting as investment adviser of the Fund, or any affiliate thereof or any of their directors, officers of employees, or any major shareholder thereof (meaning a shareholder who holds to the actual knowledge of Loomis Sayles, on his own account whether in his own or other name (as well as a nominee's name, 15% or more of the total issued outstanding shares of such a company), acting as principal or for their own account unless the transaction is made within the investment restrictions set forth in this document and either (i) at a price determined by current publicly available quotations (including a dealer quotation) or (ii) at competitive prices or interest rates prevailing from time to time on internationally recognized securities markets or internationally recognized money markets (including a dealer quotation); and (3) that the Fund will not, together with other registered investment companies managed by Loomis Sayles, acquire more than 50% of the voting shares of any issuer.
          If the undertaking is violated, the Fund will, promptly after discovery, take such action as may be necessary to cause the violation to cease, which shall be the only obligation of the Fund and the only remedy in respect of the violation. This undertaking will remain in effect as long as shares of the Fund are qualified for offer or sale in Japan and such undertaking is required by the Japan Securities Dealers Association as a condition of such qualification.

3.   INVESTMENT RISKS
(1)  Risk Factors
          The value of investor's investment in the Fund will fluctuate with changes in the values of the Fund's investments. Many factors can affect those values. This section describes the principal risks that may affect the Fund's portfolio as a whole. The Fund could be subject to additional principal risks because the types of investments made by the Fund can change over time.

     INTEREST RATE RISK
          This is the risk that changes in interest rates will affect the value of the Fund's investments in fixed income securities, such as bonds, notes, asset-backed securities, and other income producing securities. Fixed income securities are obligations of the issuer to make payments of principal and/or interest on future dates. Increases in interest rates may cause the value of the Fund's investments to decline.
          Even funds that generally invest a significant portion of their assets in high quality fixed income securities are subject to interest rate risk.
          Interest rate risk also is greater for funds that generally invest in fixed income securities with longer maturities or durations than for funds that invest in fixed income securities with shorter maturities or durations.
          Interest rate risk is compounded when the Fund invests a significant portion of its assets in mortgage-related securities or asset-backed securities because the value of mortgage-related and asset-backed securities generally is more sensitive to changes in interest rates than other types of fixed income securities. When interest rates rise, the maturities of mortgage-related and asset-backed securities tend to lengthen, and the value of the securities decreases more significantly. In addition, these types of securities are subject to prepayment when interest rates fall, which generally results in lower returns because funds that hold these types of securities must reinvest assets previously invested in these types of securities in fixed income securities with lower interest rates.
          The Fund also faces increased interest rate risk when it invests in fixed income securities paying no current interest, such as zero coupon securities, principal-only securities, interest-only securities, and fixed income securities paying non-cash interest in the form of other fixed income securities.

      CREDIT RISK
          This is the risk that the issuer or the guarantor of a fixed income security, or the counterparty to an over-the-counter transaction, will be unable or unwilling to make timely payments of interest or principal or to otherwise honor its obligations. A Fund that may invest in lower rated fixed income securities ("junk bonds") are subject to greater ccredit risk and market risk than a Fund that invests in higher quality fixed income securities. Lower rated fixed income securities are considered predominantly speculative with respect to the ability of the issuer to make timely principal and interest payments. The Fund may be subject to credit risk to the extent that it invests in fixed income securities or is a party to over-the-counter transactions.
          A Fund that invests in fixed income securities issued in connection with corporate restructurings by highly leveraged issuers or in fixed income securities that are not current in the payment of interest or principal (i.e., in default), it may be subject to greater credit risk because of these investments.
          A Fund may invest in Non-U.S securities, it is subject to increased credit risk because of the difficulties of requiring Non-U.S. entities to honor their contractual commitments and because a number of Non-U.S. governments and other issuers are already in default.

     MARKET RISK
          This is the risk that the value of the Fund's investments will change as financial markets fluctuate and that prices overall may decline.

     NON-U.S. RISK
          This is the risk associated with investments in issuers located in Non-U.S. countries. The Fund's investments in Non-U.S. securities may experience more rapid and extreme changes in value than investments in securities of U.S. companies.
          The securities markets of many Non-U.S. countries are relatively small, with a limited number of issuers and a small number of securities. In addition, Non-U.S. companies often are not subject to the same degree of regulation as U.S. companies.
          Reporting, accounting, and auditing standards of Non-U.S countries differ, in some cases significantly, from U.S. standards. Nationalization, expropriation or confiscatory taxation, currency blockage, political changes, or diplomatic developments can cause the value of the Fund's investments in a Non-U.S. country to decline. In the event of nationalization, expropriation, or other confiscation, it could lose its entire Non-U.S. investment.
          Because the Fund may invest in emerging market it may face greater foreign risk since emerging markets countries may be more likely to experience political and economic instability.

     CURRENCY RISK
          This is the risk that fluctuations in exchange rates between the U.S. dollar and Non-U.S. currencies may cause the value of the Fund's investments to decline. A Fund that may invest in securities denominated in, or receive revenues in, Non-U.S. currency is subject to currency risk.

     DERIVATIVES RISK
          The Fund may use derivatives, which are financial contracts whose value depends upon or is derived from the value of an underlying asset, reference rate, or index. Examples of derivatives include options, futures, and swap transactions. The Fund may use derivatives as part of a strategy designed to reduce other risks ("hedging"). The Fund also may use derivatives to earn income, enhance yield, or broaden Fund diversification. This use of derivatives entails greater risk than using derivatives solely for hedging purposes. If the Fund uses derivatives, it also faces additional risks, such as the credit risk of the other party to a derivative contract, the risk of difficulties in pricing and valuation, and the risk that changes in the value of a derivative may not correlate perfectly with relevant assets, rates, or indices.

     MANAGEMENT RISK
          Management risk is the risk that Loomis Sayles' investment techniques could fail to achieve the Fund's objective and could cause an investor's investment in the Fund to lose value. The Fund is subject to management risk because the Fund is actively managed by Loomis Sayles. Loomis Sayles will apply its investment techniques and risk analyses in making investment decisions for the Fund, but there can be no guarantee that Loomis Sayles' decisions will produce the desired results. For example, in some cases derivative and other investment techniques may be unavailable or Loomis Sayles may determine not to use them, even under market conditions where their use could have benefited the Fund.
     RISK ASSOCIATED WITH JAPANESE DEVELOPMENTS
          A significant majority of Class J shares are held by customers of a limited number of Japanese brokerage firms. Economic, regulatory, political or other developments affecting Japanese investors or brokerage firms, or decisions to invest in investment products other than the Fund, could result in a substantial number of redemptions within a relatively limited period of time. If such redemptions were to occur, the Fund would likely be required to dispose of securities that the Fund's adviser would otherwise prefer to hold, which would result in costs to the Fund and its shareholders such as increased brokerage commissions and other transaction costs, market impact costs and taxes on realized gains. In addition, the decreased size of the Fund would likely cause its total expense ratio to increase.

(2)  Risk Control System

RISK
          Loomis Sayles risk management process is an integral part of Loomis Sayles's investment process, and covers several different areas of risk.
          Loomis Sayles attempts to minimize credit risk with Loomis Sayles's dedication to fundamental research. Loomis Sayles' proprietary credit rating system is the second oldest in America. Loomis Sayles' Fixed Income Research consists of 45 people, including 22 senior fixed income analysts with an average of 14 years investment experience. The group provides comprehensive market coverage by tracking 2,000 issues: 600 corporate bonds, 400 Government agency and mortgages, 600 municipal, and 400 private label mortgage-backed and asset-backed securities. Analysts look at the impact of all factors upon agency ratings, primarily S&P and Moody's. In particular, the analyst anticipates credit rating changes for the purpose of avoiding future credit downgrades and participating in upgrades. Analysts produce unbiased credit analysis for use by Loomis Sayles's fixed income portfolio managers and traders, and identify those credits in his or her sector that he or she believes have the best relative performance potential. Loomis Sayles has an annual research budget of more than $24 million. In portfolios, Loomis Sayles attempts to impose quantitative limits for individual issues, individual issuers, and individual industries.
          Loomis Sayles attempts to minimize sovereign risk through in depth fundamental analysis. Loomis Sayles's country allocation is value based and researched thoroughly by Loomis Sayles's experienced team of analysts. Loomis Sayles follows and rates 39 countries and follow 13 others on a "shadow basis." Foreign credit (including corporates) must be analyzed, followed, and rated by one of Loomis Sayles's analysts before it is used in a portfolio. The sovereign team travels extensively and participates in meetings with government officials in the countries that Loomis Sayles follows. For non-AAA sovereigns, Loomis Sayles applies quantitative limits on individual country exposures.
          This is applied to the combined government and corporate exposure for each country. Limits are also applied for country pairs or groups that are perceived as highly correlated (e.g., Argentina and Brazil).
          Interest rate risk is ever present. The Bond Policy Group of Loomis Sayles meets monthly to discuss and formulate strategy regarding duration and relative value. Managers outside of the Boston office participate through an open voice conference call. The results of this meeting are disseminated electronically throughout Loomis Sayles. Boston portfolio managers meet daily to discuss strategy and market events. Loomis Sayles tries to partially mitigate Loomis Sayles's portfolios from interest rate risk by carefully buying bonds whose price movements are not highly correlated with interest rate movements. (for example, using energy bonds in a portfolio as a hedge against an environment of rising inflation and government interest rates).
          In addition to the above, Loomis Sayles strives to minimize reinvestment risk in Loomis Sayles's portfolios by placing a strong emphasis on call protection. Loomis Sayles accomplishes this by searching for bonds either selling at a deep discount, by which Loomis Sayles will experience a significant capital gain in the event that that an issuer seeks to call in the bonds, and/or by selecting issues that contain inherent call protection features in their covenants.

PORTFOLIO MONITORING

          Portfolios are monitored in three tiers. The Charles River Trading Compliance System monitors fund guidelines at the point of each trade. Portfolios are monitored daily by the portfolio management team and the portfolio specialists for all levels of risk. Analysis is done versus guidelines and funds targets (i.e. duration, industry weights, quality, issue size). Changes in any outlook either on a macro or issuer specific basis are reflected in portfolio decisions based on the goals and strategies of each fund.
          Loomis Sayles takes its compliance responsibilities seriously and is committed to improving its compliance infrastructure: both its technology and its people. This area represents a major initiative for the firm. Portfolio managers and fund specialists are primarily responsible for guideline compliance and they use a variety of sources such as Bloomberg and internal accounting data systems to assist them with their compliance responsibilities. The Legal and Compliance Department professionals act as a second set of eyes, monitoring compliance with client guidelines.
          To enhance compliance monitoring, Loomis Sayles is currently in the process of implementing an integrated and automated compliance and trade order management system.

PRICING

          Loomis Sayles relies on approved pricing vendors such as Interactive Data Corporation and Bloomberg, and/or broker dealers to furnish prices for its fund portfolio securities. Loomis Sayles generally prices securities held in client portfolios using such vendor prices or broker quotations pursuant to a methodology set out in Loomis Sayles's Pricing Policies and Procedures. In the absence of readily available market quotations or where the Pricing Manager considers such market quotations to be unreliable, the Pricing Manager will determine whether the securities should be "fair valued" in good faith based on criteria set out in the Pricing Policies and Procedures. Foreign securities are valued at the market price in the foreign market. However, if events occurring after the close of the foreign market (but before the close of regular trading on the New York Stock Exchange) are believed to materially affect the value of those securities, such securities are fair valued pursuant to procedures approved by the Board of Trustees. When fair valuing its securities, the Fund may, among other things, use modeling tools or other processes that may take into account factors such as securities market activity and/or significant events that occur after the close of he foreign market and before the Fund calculates its net asset value.
          The Pricing Group is responsible for day-to-day pricing of securities and monitoring various pricing reports such as inter-day price variances, traded price versus last price, broker quoted securities and stale price securities. The Pricing Group is overseen by the

     Pricing Committee which is chaired by the Chief Compliance Officer and is composed of the Pricing Manager, Head of Operations, Director of Fixed Income Trading, Director of Equity Trading, and Senior Portfolio Managers in Fixed Income and Equity. The Pricing Committee is responsible for ensuring compliance with the Pricing Policies and Procedures. The Pricing Committee is overseen by and reports to the Loomis Sayles's Board of Directors. Pricing reports are provided to the Loomis Sayles Fund's Board of Trustees at quarterly meetings.

INFORMATION TECHNOLOGY - DISASTER RECOVERY

          Loomis Sayles directly manages an ATM based wide area network provisioned by Worldcom to connect its various offices. This network is protected with a perimeter and bastion host based firewall topology, with active intrusion detection and virus control systems. Security logs are maintained and monitored on network devices, application, and database servers. A variety of identification, authentication, and access control mechanisms are employed depending on the sensitivity of related systems. All critical accounting, trading, and security data is replicated in real time to an active offsite storage system located at Loomis Sayles's disaster recovery facility.
          Loomis Sayles maintains a formal comprehensive continuity of business operations plan that is reviewed annually with Loomis Sayles's Board of Directors. The plan is supported by a fully operational hot data center and work area recovery facility located in Westborough, MA. Loomis Sayles's firm's emergency planning involves two key areas of focus: life safety and the continuity of Loomis Sayles's business operations.
          Loomis Sayles's first priority is life safety, where Loomis Sayles is providing emergency communications capabilities and procedures designed to insure the safety and well being of all our people. Emergency communications capabilities are established and information cards are distributed to all employees. In Boston, emergency procedures manuals are provided to all people across Loomis Sayles's six floors. Annually, Loomis Sayles conduct a full test of Loomis Sayles's employee emergency notification procedures.
          Loomis Sayles's wide continuity of business operations task force meets regularly to enhance Loomis Sayles's ongoing employee communication and administrative capabilities, trading and operations readiness, and technology support for the continuity of business operations in the face of the full variety of potential building or regional disasters. This group maintains a comprehensive continuity of business operations plan that includes risk and business impact analysis, critical process identification, recovery strategy development, plan development, testing, and maintenance.
          In addition, Loomis Sayles maintains an alternate data center and work area recovery site, outside of Boston, that is designed to accommodate all of the critical systems needs of the firm and the work area needs of up to seventy people, in the unlikely event of a prolonged business disruption in either Loomis Sayles's Boston facility or Loomis Sayles's wide area data network. As part of this ongoing program, the firm conducts tests of the various critical components of this site throughout the year and conducts comprehensive test of the continuity of business operations capabilities, including the use of the alternate data center and work area recovery site, twice per year.
          This plan and site is designed to provide for same day recovery of critical business operations in the event of the loss, or loss of access to, any of Loomis Sayles's facilities.

4.   SALES CHARGES, ETC. AND TAXES
(1)  Sales Charge
     (a)  Sales charge in the United States
               The price an investor pays will be the per share net asset value next calculated after a proper investment order is received by the Trust's transfer or other agent or subagent plus the sales charge (the "public offering price"). Further information regarding the sales charge is presented below.

------------------------------------------
Sales Charge as          Sales Charge as
a Percentage of          a Percentage of
Offering Price         Net Amount Invested
------------------------------------------
           3.50%                     3.63%
------------------------------------------

     (b)  Sales charge in Japan
          3.00% of the Sales Price.
          The Sales Price means the Issue Price divided by 0.995 (rounded to the third decimal place). The consumption tax will be added to the sales charge.

(2)  Redemption Charge
     (a)  Redemption charge in Overseas
          Redemption charge in overseas is nil.
     (b)  Redemption charge in Japan
          Redemption charge in Japan is nil.

(3)  Management Fee, etc.
     (a)  Investment Advisory Fee
          The Fund pays Loomis Sayles an investment advisory fee payable monthly, out of the Fund's assets, at an annual rate of .40% of the Fund's average daily net assets for these services. In addition to the investment advisory fee, the Fund pays all expenses not expressly assumed by Loomis Sayles, including taxes, brokerage commissions, fees and expenses of registering or qualifying the Fund's shares under federal and state securities laws, fees of the Fund's custodian, transfer agent, independent accounts and legal counsel, expense of shareholders' and trustees' meetings, expenses of preparing, printing and mailing prospectuses to existing shareholders and fees of trustees who are not directors, officers or employees of Loomis Sayles or its affiliated companies.
          For the fiscal year ended on September 30, 2003, the Investment Advisory Fee and all the above-mentioned expenses not expressly assumed by Loomis Sayles were $1,092,528 and $2,644,123, respectively.

     (b) Custodian Fee and Charges of the Shareholder Servicing, Transfer and Dividend Paying Agent
          The Fund pays to State Street Bank and Trust Company, the Fund's Custodian, an annual fee at the rate of .066% on the first $20 million of assets, .033% on the next $80 million of assets and .0100% on amounts exceeding $80 million, subject to certain minimum monthly charges.
          The Fund pays to State Street Bank and Trust Company, the Fund's Transfer and Servicing Agent, an annual fee at the rate of 0.10% of assets subject to certain maximum monthly charges.
          For the fiscal year ended on September 30, 2003, the Custodian Fee and Charges of the Shareholder Servicing, Transfer and Dividend Paying Agent were $200,789 and $49,011, respectively. Such fee and charges are included in all expenses not expressly assumed by Loomis Sayles mentioned above.

     (c)  Administrative Fees
          Prior to July 1, 2003, Loomis Sayles performed certain accounting and administrative services for the Trust, pursuant to an Administrative Services Agreement (the "Administrative Services Agreement") between Loomis Sayles and the Trust dated May 8, 2000. For the period May 8, 2000 through May 8, 2002, the Trust reimburses Loomis Sayles for its expenses in performing or arranging for the performance of (i) corporate secretarial services (ii) registration and disclosure assistance (iii) legal and compliance services (iv) transfer agent monitoring (v) treasury financial services (vi) treasury regulatory services (vii) treasury tax services and other treasury services as may arise from time to time. Effective July 1, 2003, Loomis Sayles assigned the Administrative Services Agreements to CDC IXIS Asset Management Services, Inc. ("CIS"), an affiliate of Loomis Sayles, and CIS now performs the services listed above.
          Prior to July 1, 2003, pursuant to the administrative services agreement between the Trust and Loomis Sayles, Loomis Sayles was reimbursed or was paid by the Trust, on behalf of the Fund, the following amounts:

                  Fiscal Year      Fiscal Year     October 1, 2002
                     ended           ended            through
Fund             Sept. 30, 2001   Sept. 30, 2002   June 30, 2003
---------------  --------------   --------------   ---------------
Loomis Sayles
Investment
Grade Bond Fund  $       20,220   $       61,782   $        67,850

          For the period July 1, 2003 through September 30, 2003, pursuant to the administrative services agreement between CIS and the Trust, CIS was reimbursed or was paid by the Trust, on behalf of the Fund $27,744. The payments to Loomis Sayles and CIS are included in all expenses not expressly assumed by Loomis Sayles mentioned above,

     (d)  Fee on Distribution Plan
          The Fund has adopted a Service and Distribution Plan under Rule 12b-1 of the Investment Company Act of 1940, that allows the Fund to pay the distributor, a monthly service fee of 0.25% of the Fund's average daily net assets attributable to Class J shares and a monthly distribution fee of 0.50% of the Fund's average daily net assets attributable to Class J shares. The distributor may pay all or any portion of the service fee to securities dealers or other organizations for providing personal service to investors or for the maintenancing shareholder accounts. The distributor may pay all or any portion of the distribution fee to securities dealers who are dealers of record with respect to the Fund's shares, as distribution fees in connection with the sale of the Fund's shares. The distributor retains the balance of these fees as compensation for its services as distributor. Because these fees are paid out of the Fund's assets on an ongoing basis, over time these fees will increase the cost of investors' investment and may cost investors more than paying other types of sales charges.
          For the fiscal year ended on September 30, 2003, the Fee on Distribution Plan was $1,983,413. Such fee is included in all expenses not expressly assumed by Loomis Sayles mentioned above.

          The following table provides information on the amount of underwriting commissions received and retained by the Distributor in conjunction with the Fund during the reported fiscal year.

Underwriting Commissions Received and Retained   Fiscal Year 2003
by the Distributor                               (10/1/02-9/30/03)
Loomis Sayles Investment Grade Bond Fund
(Class J)                                        $         593,112

(4)  Other Fees and Charges
          In addition to the investment advisory fee, the Fund pays all expenses not expressly assumed by Loomis Sayles, including taxes, brokerage commissions, fees and expenses of registering or qualifying the Fund's shares under federal and state securities laws, fees of the Fund's custodian, transfer agent, independent accountants and legal counsel, expenses of shareholders' and trustees' meetings, 12b-1 fees, expenses of preparing, printing and mailing prospectuses to existing shareholders and fees of trustees who are not directors, officers or employees of Loomis Sayles or its affiliated companies.
          The Trust pay no compensation to their officers or to their Trustees who are Interested Trustees.
          Each Independent Trustee receives, in the aggregate, a retainer fee at the annual rate of $45,000 and meeting attendance fees of $4,500 for each meeting of the Board of Trustees that he or she attends. Each committee member receives an additional retainer fee at the annual rate of $7,000. Furthermore, each committee chairman receives an additional retainer fee (beyond the $7,000 fee) at the annual rate of $5,000. The retainer fees assume four Committee meetings per year. Each Trustee is compensated $1,750 per Committee meeting that he or she attends in excess of four per year. These fees are allocated among the mutual fund portfolios in the CDC Nvest and Loomis Sayles Funds Trusts based on a formula that takes into account, among other factors, the relative net assets of each mutual fund portfolio. In addition, for oversight of the AEW Real Estate Income Fund each Trustee receives a retainer fee at the annual rate of $2,000 and meeting attendance fees of $375 for each meeting of the Board of Trustees that he or she attends. Each committee member receives an additional retainer fee at the annual rate of $2,000. Furthermore, each committee chairman receives an additional retainer fee (beyond the $2,000 fee) at the annual rate of $1,000. The retainer fees assume four Committee meetings per year. Each Trustee is compensated $200 per Committee meeting that he or she attends in excess of four per year.
          During the fiscal year ended September 30, 2003 for the Trust, the trustee received the amounts set forth in the following table for serving as a trustee of the Trust and for also serving as trustees of the CDC Nvest and Loomis Sayles Funds Trusts:

                               COMPENSATION TABLE
                 for the Fiscal Year Ended September 30, 2003/1/

                                        Pension or
                          Aggregate     Retirement     Estimated        Total
                        Compensation     Benefits        Annual      Compensation
                        From From the   Accrued as      Benefits     From the Fund
   Name of Person,      Loomis Sayles  Part of Trust      Upon       Complex/4/Paid
       Position          Funds II/2/     Expenses     Retirement/3/   to Trustee
----------------------  -------------  -------------  -------------  --------------
Interested Trustee
------------------
Robert J. Blanding      $           0  $           0  $           0  $            0
John T. Hailer          $           0  $           0  $           0  $            0
Peter S. Voss           $           0  $           0  $           0  $            0
Disinterested Trustee
---------------------
Joseph Alaimo /1/       $      19,177  $           0  $           0  $       46,250
Graham T. Allison, Jr.  $      11,278  $           0  $           0  $       77,683
Edward A. Benjamin      $      20,684  $           0  $           0  $       60,975
Daniel M. Cain          $      13,468  $           0  $           0  $       87,858
Paul G. Chenault        $      19,227  $           0  $           0  $       55,125
Kenneth J. Cowan        $      12,010  $           0  $           0  $       83,120
Richard Darman          $      11,278  $           0  $           0  $       77,683
Sandra O. Moose         $      12,735  $           0  $           0  $       82,421
John A. Shane           $      11,278  $           0  $           0  $       76,196
Pendoleton P. White     $      11,278  $           0  $           0  $       77,683

/1/ The table provides compensation information for the current Trustees of the Trusts. Messrs. Hailer and Voss (each an Interested Trustee), Messrs. Allison, Cain, Cowan, Darman, Shane and White (each an Independent Trustee) and Ms. Moose (an Independent Trustee) were newly elected to the Board of Trustees of the Loomis Sayles Funds Trusts in May 2003. Messrs. Alaimo and White retired from the Board effective December 31, 2003. Messrs. Benjamin and Blanding were elected to succeed Daniel J. Fuss (a former Interested Trustee), Richard Holway and Michael T. Murray (each a former Independent Trustee) as Trustees of Loomis Sayles Funds II.

/2/ Amonts include payments deferred by trustees for the fiscal year ended September 30, 2003, with respect to the Loomis Sayles Funds II. The total amount of deferred compensation accrued for Trust as of September 30, 2003 for the trustees is as follows:
Benjamin: $ 6,316; Cowan: $ 6,418; Darman: $ 11,277.

/3/ The Trusts provide no pension or retirement benefits to Trustees, but have adopted a deferred payment arrangement under which each Trustee may elect not to receive fees from the Trusts on a current basis but to receive in a subsequent period an amount equal to the value that such fees would have been if they had been invested in a series or series of the Trusts selected by the Trustee on the normal payment date for such fees. As a result of this arrangement, the Trusts, upon making the deferred payments, will be in substantially the same financial position as if the deferred fees had been paid on the normal payment dates and immediately reinvested in shares of the series selected by the Trustees.

/4/ Total Compensation represents paid during 2003 to a trustee for serving on the board of trustees of nine (9) trusts with a total of forty-one (41) funds as of September 30, 2003. Total compensation reflects payments for periods of less than one year for certain Funds within the Fund complex due to a change in the fiscal year end of these Funds. For the twelve months ended September 30, 2003 the Trustees received the following amounts: Alaimo ($46,250), Allison ($82,500), Benjamin ($60,975), Cain ($92,550), Chenault ($55,125), Cowan
($88,250), Darman ($82,500), Moose ($86,800), Shane ($80,575) and White
($82,500).

          The Trust pays no compensation to its officers or to the trustees listed above who are directors, officers, or employee of Loomis Sayles. Beginning November 6, 2002 each trustee who is not a director, officer, or employee of Loomis Sayles is compensated at the rate of $5,000 per in-person meeting. In addition, each trustee receives an annual retainer of $20,000. Because each trustee serves as trustee of Loomis Sayles Investment Trust (a registered open-end investment company also advised by Loomis Sayles) these fees are allocated ratably among each fund in the Fund Complex.
          As September 30, 2002, the officers and trustees of the Trust did not beneficially own any Class J shares of the Fund.
          The Trust, Loomis Sayles, and Loomis Sayles Distributors, L.P. each have adopted a code of ethics under Rule 17-j-1 the 1940 Act. These codes of ethics permit the personnel of these entities to invest in securities, including securities that the Fund may purchase or hold.
          Portfolio Transactions and brokerage
          Generally
          Loomis Sayles seeks to obtain quality executions at favorable security prices and at competitive commission rates, where applicable, through brokers and dealers who, in Loomis Sayles' opinion, can provide the best overall net results for its clients. Transactions in unlisted equity securities (including NASDAQ securities) are frequently executed through a primary market maker but may also be executed on an Electronic Communication Network (ECN), Alternative Trading System (ATS), or other execution system. Fixed income securities are generally purchased from the issuer or a primary market maker acting as principal on a net basis with no brokerage commission paid by the client. Such securities, as well as equity securities, may also be purchased from underwriters at prices which include underwriting fees.
          Commissions and Other Factors in Brokers or Dealers Selection
          Loomis Sayles uses it best efforts to obtain information as to the general level of commission rates being charged by the brokerage community from time to time and to evaluate the overall reasonableness of brokerage commissions paid on client portfolio transactions by reference to such data. In making this evaluation, all factors affecting liquidity and execution of the order, as well as the amount of the capital commitment by the broker or dealer, are taken into account. Other relevant factors may include, without limitation: (a) the execution capabilities of the brokers and/or dealers, (b) research and other products or services (as described under "Soft Dollars" below) provided by such brokers and/or dealers which are expected to enhance Loomis Sayles' general portfolio management capabilities, (c) the size of the transaction, (d) the difficulty of execution, (e) the operations facilities of the brokers and/or dealers involved, (f) the risk in positioning a block of securities, and (g) the quality of the overall brokerage and research services provided by the broker and/ or dealer.
          "Soft Dollars"
          Loomis Sayles' receipt of brokerage and research products or services may sometimes be a factor in Loomis Sayles' selection of a broker or dealer to execute transactions for a Fund where Loomis Sayles believes that the broker or dealer will provide best execution of the transactions. Such brokerage and research products or services may be paid for which Loomis Sayles' own assets or may, in connection with transactions effected for client account for which Loomis Sayles exercises investment discretion, be paid for with client commissions (the latter, sometimes referred to as "soft dollars").
          The brokerage and research products and services that may be a factor in Loomis Sayles' selection of a broker or dealer and that may be acquired by Loomis Sayles with "soft dollars" include, without limitation, the following which aid Loomis Sayles in carrying out its investment decision-making responsibilities: a wide variety of reports, charts, publications, subscriptions, quotation services, news services, investment related hardware and software, and data on such matters as economic and political developments, industries, companies, securities, portfolio strategy, account performance, credit analysis, stock and bond market conditions and projections, asset allocation, portfolio structure, economic forecasts, investment strategy advice, fundamental and technical advice on individual securities, valuation advice, market analysis, advice as to the availability of securities or purchasers or sellers of securities, and meetings with management representatives of issuers and other analysts and specialists. The brokerage and research products or services provided to Loomis Sayles by a particular broker or dealer may include both (a) products and services created by such broker or dealer and (b) products and services by a third party.

          If Loomis Sayles receives a particular product or service that both aids it in carrying out its investment decision-making responsibilities (i.e., a "research use") and provides non-research related uses, Loomis Sayles will make a good faith determination as to the allocation of the cost of such "mixed-use item" between the research and non-research uses and will only use "soft dollars" to pay for the portion of the cost relating to its research use.
             In connection with Loomis Sayles' use of "soft dollars", a Fund may pay a broker or dealer an amount of commission for effecting a transaction for the Fund in excess of the amount of commission another broker or dealer would have charged for effecting that transaction if Loomis Sayles determined in good faith that the amount of commission is reasonable in relation to the value of the brokerage and research products or services provided by the broker or dealer, viewed in terms of either the particular transaction or Loomis Sayles' overall responsibilities with respect to the Fund.
          Loomis Sayles may use "soft dollars" to acquire brokerage or research products and services that have potential application to all client accounts including the Funds or to acquire brokerage or research products and services that will be applied in the management of a certain group of client accounts and, in some cases, may not be used with respect to the Funds. The products or services may not be used in connection with the management of some of the account including the Funds that paid commissions to the broker or dealer providing the products or services and may be used in connection with the management of other accounts.
          Loomis Sayles' use of "soft dollars" to acquire brokerage and research products and services benefits Loomis Sayles by allowing it to obtain such products and services without having to purchase them with its own assets. Loomis Sayles believes that its use of "soft dollars" also benefits the Funds as described above. However, conflicts may arise between a Fund's interest in paying the lowest commission rates available and Loomis Sayles' interest in receiving brokerage and research products and services from particular brokers and dealers without having to purchase such products and services with Loomis Sayles' own assets. Loomis Sayles seeks to ensure that its "soft dollar" practice fall within the "safe harbor" provided by
     Section 28(e) of the Securities Exchange Act of 1934, as amended.
          For purposes of this "Soft Dollars" discussion, the term "commission" may include (to the extent applicable) both commissions paid to brokers in connection with transactions effected on an agency basis and markups, markdowns, commission equivalents, or other fees paid to dealers in connection with certain transactions as encompassed by relevant SEC interpretation.
          The Fund did not pay any brokerage commissions during the fiscal year ended September 30, 2003.

          Regular Broker-Dealers
          The table below contains the aggregate value of securities of each Fund's regular broker-dealers* (or the parent of the regular broker-dealers) held by each Fund, if any, as of the fiscal year ending September 30, 2003.

                                           Aggregate Value of Securities
                          Regular Broker-  of each Regular Broker or Dealer
Fund                      Dealer*          (or its parent) held by Fund
------------------------  ---------------  --------------------------------
Loomis Sayles Investment
Grade Bond Fund           Bank of America  $ 3,223,200

          *A "Regular Broker-Dealer" is defined by the SEC as (a) one of the 10 brokers or dealers that received the greatest dollar amount of brokerage commissions by virtue of direct or indirect participation in the company's portfolio transactions during the company's most recent fiscal year; (b) one of the 10 brokers or dealers that engaged as principal in the largest dollar amount of portfolio transactions of the investment company during the company's most recent fiscal year; or (c) one of the 10 brokers or dealers that sold the largest dollar amount of securities of the investment company during the company's most recent fiscal year.

(5)  Tax Treatment of Shareholders in Japan
     This Fund will be treated as public offered, foreign government and corporate bond fund under the tax law. Provided, that there is a possibility that other treatment may be made due to judgment by the tax authority in the future. Also, the taxation treatment described below may be changed after the new tax treaty between Japan and the U.S. becomes effective and is subject to other changes of law or practice.
     The tax treatment of unitholders in Japan of funds shall be as follows.

     If a fund is classified under the Japanese tax law as a publicly offered, foreign public and corporate bond fund,
     (1) Distributions to be made by a fund will be treated as distributions made by a publicly offered, domestic public and corporate bond investment trust.
     (2) Distributions (including differences (in terms of the fund's currency) between the redemption amount and the amount equal to capital of the fund (Hereinafter the same shall apply)) to be made by a fund to Japanese individual unitholders will be subject to the separate taxation from other income in Japan (i.e. 20% withholding tax (15% income tax and 5% local tax)). In this case, no report concerning payments will be filed with the Japanese tax authority.

     (3) Distributions to be made by the fund to Japanese corporate unitholders will be subject to withholding of income tax in Japan (i.e., 20% withholding tax (15% income tax and 5% local taxes)). In certain case, a report concerning payments will be filed with the chief of the tax office.
     (4) Distributions of net investment returns such as dividends, etc. and distributions of short-term net realized capital gains will be, in principle, subject to withholding of U.S. federal income tax at the rate of 15% and the amount obtained after such deduction will be paid in Japan. Distributions of long-term net realized capital gain will not be subject to withholding of U.S. federal income tax and the full amount thereof will be paid in Japan. The amount withheld as U.S. federal income tax may be applied for foreign tax credit in Japan.
     (5) The Japanese withholding tax imposed on distributions as referred to in (2) and (3) above will be collected by way of the so-called "balance collection method", so that only the amount equivalent to 20% of the distribution before U.S. withholding tax less the amount of U.S. withholding tax withheld will be collected in Japan.
     (6) The provisions of Japanese tax laws giving the privilege of a certain deduction from taxable income to corporations, which may apply to distributions paid by a domestic corporation, shall not apply.
     (7) Capital gains and losses arising from purchase and sale, and repurchase of the units, shall be treated in the same way as those arising from purchase and sale of a publicly offered, domestic public and corporate bond investment trust, and no tax will be levied on individual unitholders for their capital gains.

5.   STATUS OF INVESTMENT FUND
(1)  Diversification of Investment Portfolio
                                                (As at the end of January 2004)
                                                  (As of the end January, 2002)
-------------------------------------------------------------------------------
                                           Market Value Total        Investment
Types of Assets           Name of Country  Dollar                     Ratio (%)
-------------------------------------------------------------------------------
Bond                      United States                 146,748,523       39.42%
                          Supranational                   6,284,559        1.69%
                          Malaysia                        5,531,585        1.49%
                          Canada                          5,460,611        1.47%
                          Mexico                          4,009,475        1.08%
                          Philipines                      1,279,163        0.34%
                          Netherlands                     1,174,151        0.32%
                          Cayman Islands                    715,975        0.19%
                          Venezuela                         306,750        0.08%
                          Singapore                         300,435        0.08%
-------------------------------------------------------------------------------
Convertible Bonds         United States                   5,264,475        1.41%
                          Canada                             70,849        0.02%
-------------------------------------------------------------------------------
Government/agencies       United States                  77,143,083       20.72%
-------------------------------------------------------------------------------
Foreign Gov't Bonds       Canada                         54,233,093       14.57%
                          Norway                         12,052,971        3.24%
                          Sweden                          9,109,978        2.45%
                          Mexico                          6,599,365        1.77%
                          New Zealand                     3,457,285        0.93%
                          South Africa                    3,167,062        0.85%
                          Denmark                         2,840,610        0.76%
                          Brazil                          2,219,085        0.60%
                          Australia                         373,709        0.10%
                          Dominican Rep.                    352,625        0.09%
                          Peru                              220,000        0.06%
                          Venezuela                          88,200        0.02%
-------------------------------------------------------------------------------
Repurchase Agreement                                     12,958,000        3.48%
-------------------------------------------------------------------------------
Sub-total                                               361,961,617       97.23%
-------------------------------------------------------------------------------
Cash, Deposit and other
assets (after deduction
of liabilities)                                          10,330,561        2.77%
-------------------------------------------------------------------------------
       Total                                            372,292,177      100.00%
  (Net Asset Value)                         (JPY  39,492.8 million)
-------------------------------------------------------------------------------

Note: Investment Ratio is calculated by dividing the types of asset at their market value by the total net asset value. The same applies hereinafter.

Quality Distribution (as of February 27, 2004)
Average rating:
Yield to maturity:
Number of Issues:

--------------------------------------------------------------------------------
Pie chart stated in the summarized Japanese prospectus will be inserted in the Japanese original SRS/AR. The pie chart is created based on ratings of Moody's and S&P, which is prepared by CDC IXIS Japan.
--------------------------------------------------------------------------------

(2)  Result of Past Operation
(A)  Record of changes in Net Asset
          Record of changes in net assets at the end of the following fiscal years and at the end of each month within one year prior to the end of February, 2004 is as follows:

-----------------------------------------------------------------------------------------------
                                             Total Net Asset Value    Net Asset Value per Share
-----------------------------------------------------------------------------------------------
                                                US$          Yen
                                            (thousands)   (millions)      US$          Yen
-----------------------------------------------------------------------------------------------
1st Fiscal Year       Class I                      2,445         259        10.59         1,123
(December 31, 1997)   Class R                        862          91        10.59         1,123
-----------------------------------------------------------------------------------------------
2nd Fiscal Year       Class I                      2,778         295        10.28         1,091
(September 30, 1998)  Class R                      1,743         185        10.27         1,089
-----------------------------------------------------------------------------------------------
3rd Fiscal Year       Class I                      2,427         257         9.96         1,057
(September 30, 1999)  Class R                      2,561         272         9.95         1,055
                      Class J                     16,307       1,730         9.95         1,055
-----------------------------------------------------------------------------------------------
4th Fiscal Year       Class I                      2,905         308         9.92         1,052
(September 30, 2000)  Class R                      2,250         239         9.91         1,051
                      Class J                     30,264       3,210         9.91         1,051
-----------------------------------------------------------------------------------------------
5th Fiscal Year       Class I                      8,549         907        10.09         1,070
(September 30, 2001)  Class J                     91,569       9,714        10.09         1,070
-----------------------------------------------------------------------------------------------
6th Fiscal Year       Class I                      7,875         835        10.23         1,085
(September 30, 2002)  Class J                    211,105      22,394        10.22         1,084
                      Admin Class                     11           1        10.23         1,085
                      Class R                         11           1        10.23         1,085
-----------------------------------------------------------------------------------------------
7th Fiscal Year       Class Y (formerly I)        10,230       1,085        11.54         1,224
(September 30, 2003)  Class J                    335,666      35,607        11.53         1,223
                      Class B                        160          17        11.53         1,223
                      Class C                          3        0.32        11.53         1,223
                      Class A (formerly R)         1,128         120        11.54         1,224
===============================================================================================
2003 end of March     Class I                      7,937         842        10.92         1,158
                      Class J                    236,742      25,114        10.90         1,156
                      Admin Class                     12           1        10.91         1,157
                      Class R                         82           9        10.92         1,158
-----------------------------------------------------------------------------------------------
             April    Class I                      8,203         870        11.16         1,184
                      Class J                    261,844      27,776        11.15         1,183
                      Admin Class                     12           1        11.16         1,184
                      Class R                         89           9        11.16         1,184
-----------------------------------------------------------------------------------------------
              May     Class I                      8,752         928        11.76         1,248
                      Class J                    322,323      34,192        11.74         1,245
                      Class R                        180          19        11.75         1,246
-----------------------------------------------------------------------------------------------
              June    Class I                      8,718         925        11.77         1,249
                      Class J                    342,090      36,289        11.75         1,246
                      Class R                        862          91        11.76         1,248
-----------------------------------------------------------------------------------------------
              July    Class I                      8,569         909        11.02         1,169
                      Class J                    323,285      34,294        11.01         1,168
                      Class R                        847          90        11.02         1,169
-----------------------------------------------------------------------------------------------

-----------------------------------------------------------------------------------------------
                                              Total Net Asset Value   Net Asset Value per Share
-----------------------------------------------------------------------------------------------
2003 end of August    Class I                      8,581         910        11.03         1,170
                      Class J                    326,201      34,603        11.02         1,169
                      Class R                        899          95        11.03         1,170
-----------------------------------------------------------------------------------------------
           September  Class Y (formerly I)        10,230       1,085        11.54         1,224
                      Class J                    335,666      35,607        11.53         1,223
                      Class B                        160          17        11.53         1,223
                      Class C                          3        0.32        11.53         1,223
                      Class A (formerly R)         1,128         120        11.54         1,224
-----------------------------------------------------------------------------------------------
             October  Class Y (formerly I)        10,336       1,096        11.46         1,216
                      Class J                    329,197      34,921        11.45         1,215
                      Class B                        441          47        11.44         1,214
                      Class C                        473          50        11.44         1,214
                      Class A (formerly R)         1,823         193        11.46         1,216
-----------------------------------------------------------------------------------------------
            November  Class Y (formerly I)        10,054       1,067        11.55         1,225
                      Class J                    332,189      35,239        11.54         1,224
                      Class B                        521          55        11.53         1,223
                      Class C                        794          84        11.53         1,223
                      Class A (formerly R)         2,293         243        11.55         1,225
-----------------------------------------------------------------------------------------------
            December  Class Y (formerly I)        10,319       1,095        11.71         1,242
                      Class J                    345,246      36,624        11.70         1,241
                      Class B                        619          66        11.70         1,241
                      Class C                      1,195         127        11.69         1,240
                      Class A (formerly R)         2,875         305        11.71         1,242
-----------------------------------------------------------------------------------------------
2004 end of January   Class Y (formerly I)        10,329       1,096        11.79         1,251
                      Class J                    355,158      37,675        11.78         1,250
                      Class B                        857          91        11.77         1,249
                      Class C                      2,036         216        11.76         1,248
                      Class A (formerly R)         3,912         415        11.79         1,251
-----------------------------------------------------------------------------------------------
           February   Class Y (formerly I)        10,233       1,086        11.83         1,255
                      Class J                    371,722      39,432        11.82         1,254
                      Class B                        993         105        11.81         1,253
                      Class C                      3,552         377        11.80         1,252
                      Class A (formerly R)         4,352         462        11.83         1,255
-----------------------------------------------------------------------------------------------

(Note 1) Admin Class of shares was converted to Retail Class shares on May 21, 2003.
(Note 2) Effective September 12, 2003, Retail class shares ("Class R") of the Fund converted to Class A shares and Institutional Class shares ("Class I") were converted to Class Y shares. Class B and C shares commenced operations on September 12, 2003.

(B)  Record of distributions paid

-----------------------------------------------------------------------------------------------------
                 Distribution Date   Ex-dividend Date                          Distribution per Share
-----------------------------------------------------------------------------------------------------
1st Fiscal Year  April 11, 1997      April 7, 1997       Class I               US$   0.130   (\ 13.79)
-----------------------------------------------------------------------------------------------------
                                                         Class R               US$   0.128   (\ 13.58)
-----------------------------------------------------------------------------------------------------
                 July 11, 1997       July 7, 1997        Class I               US$   0.177   (\ 18.78)
-----------------------------------------------------------------------------------------------------
                                                         Class R               US$   0.171   (\ 18.14)
-----------------------------------------------------------------------------------------------------
                 October 10, 1997    October 7, 1997     Class I               US$   0.149   (\ 15.81)
-----------------------------------------------------------------------------------------------------
                                                         Class R               US$   0.142   (\ 15.06)
-----------------------------------------------------------------------------------------------------
                 December 31, 1997   December 29, 1997   Class I               US$   0.377   (\ 39.99)
-----------------------------------------------------------------------------------------------------
                                                         Class R               US$   0.371   (\ 39.36)
-----------------------------------------------------------------------------------------------------
2nd Fiscal Year  April 13, 1998      April 7, 1998       Class I               US$   0.161   (\ 17.08)
-----------------------------------------------------------------------------------------------------
                                                         Class R               US$   0.154   (\ 16.34)
-----------------------------------------------------------------------------------------------------
                 July 10, 1998       July 7, 1998        Class I               US$   0.166   (\ 17.61)
-----------------------------------------------------------------------------------------------------
                                                         Class R               US$   0.159   (\ 16.87)
-----------------------------------------------------------------------------------------------------
3rd Fiscal Year  October 9, 1998     October 6, 1998     Class I               US$   0.216   (\ 22.91)
-----------------------------------------------------------------------------------------------------
                                                         Class R               US$   0.210   (\ 22.28)
-----------------------------------------------------------------------------------------------------
                 December 11, 1998   December 8, 1998    Class I               US$   0.384   (\ 40.73)
-----------------------------------------------------------------------------------------------------
                                                         Class R               US$   0.378   (\ 40.10)
-----------------------------------------------------------------------------------------------------
                 April 9, 1999       April 6, 1999       Class I               US$   0.158   (\ 16.76)
-----------------------------------------------------------------------------------------------------
                                                         Class R               US$   0.150   (\ 15.91)
-----------------------------------------------------------------------------------------------------
                 July 7, 1999        July 1, 1999        Class I               US$   0.096   (\ 10.18)
-----------------------------------------------------------------------------------------------------
                                                         Class R               US$   0.090   (\  9.55)
-----------------------------------------------------------------------------------------------------
                                                         Class J               US$   0.090   (\  9.55)
-----------------------------------------------------------------------------------------------------
                 August 5, 1999      August 2, 1999      Class I               US$   0.056   (\  5.94)
-----------------------------------------------------------------------------------------------------
                                                         Class R               US$   0.054   (\  5.73)
-----------------------------------------------------------------------------------------------------
                                                         Class J               US$   0.050   (\  5.30)
-----------------------------------------------------------------------------------------------------
                 September 7, 1999   September 1, 1999   Class I               US$   0.056   (\  5.94)
-----------------------------------------------------------------------------------------------------
                                                         Class R               US$   0.054   (\  5.73)
-----------------------------------------------------------------------------------------------------
                                                         Class J               US$   0.050   (\  5.30)
-----------------------------------------------------------------------------------------------------
4th Fiscal Year  October 6, 1999     October 1, 1999     Class I               US$   0.059   (\  6.26)
-----------------------------------------------------------------------------------------------------
                                                         Class R               US$   0.057   (\  6.05)
-----------------------------------------------------------------------------------------------------
                                                         Class J               US$   0.053   (\  5.62)
-----------------------------------------------------------------------------------------------------
                 Novemer 4, 1999     November 1, 1999    Class I               US$   0.060   (\  6.36)
-----------------------------------------------------------------------------------------------------
                                                         Class R               US$   0.057   (\  6.05)
-----------------------------------------------------------------------------------------------------
                                                         Class J               US$   0.053   (\  5.62)
-----------------------------------------------------------------------------------------------------
                 December 6, 1999    December 1, 1999    Class I               US$   0.061   (\  6.47)
-----------------------------------------------------------------------------------------------------
                                                         Class R               US$   0.059   (\  6.26)
-----------------------------------------------------------------------------------------------------
                                                         Class J               US$   0.055   (\  5.83)
-----------------------------------------------------------------------------------------------------
                 January 5, 2000     December 31, 1999   Class I               US$   0.062   (\  6.58)
-----------------------------------------------------------------------------------------------------
                                                         Class R               US$   0.060   (\  6.36)
-----------------------------------------------------------------------------------------------------
                                                         Class J               US$   0.056   (\  5.94)
-----------------------------------------------------------------------------------------------------

-----------------------------------------------------------------------------------------------------
                 February 4, 2000    February 1, 2000    Class I               US$   0.061   (\  6.47)
-----------------------------------------------------------------------------------------------------
                                                         Class R               US$   0.059   (\  6.26)
-----------------------------------------------------------------------------------------------------
                                                         Class J               US$   0.054   (\  5.73)
-----------------------------------------------------------------------------------------------------
                 March 6, 2000       March 1, 2000       Class I               US$   0.060   (\  6.36)
-----------------------------------------------------------------------------------------------------
                                                         Class R               US$   0.058   (\  6.15)
-----------------------------------------------------------------------------------------------------
                                                         Class J               US$   0.054   (\  5.73)
-----------------------------------------------------------------------------------------------------
                 April 6, 2000       April 3, 2000       Class I               US$   0.063   (\  6.68)
-----------------------------------------------------------------------------------------------------
                                                         Class R               US$   0.060   (\  6.36)
-----------------------------------------------------------------------------------------------------
                                                         Class J               US$   0.056   (\  5.94)
-----------------------------------------------------------------------------------------------------
                 May 4, 2000         May 1, 2000         Class I               US$   0.069   (\  7.32)
-----------------------------------------------------------------------------------------------------
                                                         Class R               US$   0.067   (\  7.11)
-----------------------------------------------------------------------------------------------------
                                                         Class J               US$   0.063   (\  6.68)
-----------------------------------------------------------------------------------------------------
                 June 6, 2000        June 1, 2000        Class I               US$   0.061   (\  6.47)
-----------------------------------------------------------------------------------------------------
                                                         Class R               US$   0.059   (\  6.26)
-----------------------------------------------------------------------------------------------------
                                                         Class J               US$   0.055   (\  5.83)
-----------------------------------------------------------------------------------------------------
                 July 7, 2000        July 3, 2000        Class I               US$   0.059   (\  6.26)
-----------------------------------------------------------------------------------------------------
                                                         Class R               US$   0.057   (\  6.05)
-----------------------------------------------------------------------------------------------------
                                                         Class J               US$   0.053   (\  5.62)
-----------------------------------------------------------------------------------------------------
                 August 4, 2000      August 1, 2000      Class I               US$   0.058   (\  6.15)
-----------------------------------------------------------------------------------------------------
                                                         Class R               US$   0.056   (\  5.94)
-----------------------------------------------------------------------------------------------------
                                                         Class J               US$   0.052   (\  5.52)
-----------------------------------------------------------------------------------------------------
                 September 7, 2000   September 1, 2000   Class I               US$   0.050   (\  5.30)
-----------------------------------------------------------------------------------------------------
                                                         Class R               US$   0.048   (\  5.09)
-----------------------------------------------------------------------------------------------------
                                                         Class J               US$   0.044   (\  4.67)
-----------------------------------------------------------------------------------------------------
5th Fiscal Year  October 5, 2000     October 2, 2000     Class I               US$   0.052   (\  5.52)
-----------------------------------------------------------------------------------------------------
                                                         Class R               US$   0.050   (\  5.30)
-----------------------------------------------------------------------------------------------------
                                                         Class J               US$   0.046   (\  4.88)
-----------------------------------------------------------------------------------------------------
                 November 6, 2000    November 1, 2000    Class I               US$   0.048   (\  5.09)
-----------------------------------------------------------------------------------------------------
                                                         Class R               US$   0.046   (\  4.88)
-----------------------------------------------------------------------------------------------------
                                                         Class J               US$   0.042   (\  4.46)
-----------------------------------------------------------------------------------------------------
                 December 6, 2000    December 1, 2000    Class I               US$   0.044   (\  4.67)
-----------------------------------------------------------------------------------------------------
                                                         Class R               US$   0.042   (\  4.46)
-----------------------------------------------------------------------------------------------------
                                                         Class J               US$   0.038   (\  4.03)
-----------------------------------------------------------------------------------------------------
                 January 4, 2001     December 29, 2000   Class I               US$   0.052   (\  5.52)
-----------------------------------------------------------------------------------------------------
                                                         Class J               US$   0.047   (\  4.99)
-----------------------------------------------------------------------------------------------------
                 February 6, 2001    February 1, 2001    Class I               US$   0.052   (\  5.52)
-----------------------------------------------------------------------------------------------------
                                                         Class J               US$   0.048   (\  5.09)
-----------------------------------------------------------------------------------------------------
                 March 6, 2001       March 1, 2001       Class I               US$   0.049   (\  5.20)
-----------------------------------------------------------------------------------------------------
                                                         Class J               US$   0.045   (\  4.77)
-----------------------------------------------------------------------------------------------------

-----------------------------------------------------------------------------------------------------
                 April 5, 2001       April 2, 2001       Class I               US$   0.057   (\  6.05)
-----------------------------------------------------------------------------------------------------
                                                         Class J               US$   0.053   (\  5.62)
-----------------------------------------------------------------------------------------------------
                 May 4, 2001         May 1, 2001         Class I               US$   0.052   (\  5.52)
-----------------------------------------------------------------------------------------------------
                                                         Class J               US$   0.049   (\  5.20)
-----------------------------------------------------------------------------------------------------
                 June 6, 2001        June 1, 2001        Class I               US$   0.052   (\  5.52)
-----------------------------------------------------------------------------------------------------
                                                         Class J               US$   0.048   (\  5.09)
-----------------------------------------------------------------------------------------------------
                 July 6, 2001        July 2, 2001        Class I               US$   0.045   (\  4.77)
-----------------------------------------------------------------------------------------------------
                                                         Class J               US$   0.041   (\  4.35)
-----------------------------------------------------------------------------------------------------
                 August 6, 2001      August 1, 2001      Class I               US$   0.043   (\  4.56)
-----------------------------------------------------------------------------------------------------
                                                         Class J               US$   0.039   (\  4.14)
-----------------------------------------------------------------------------------------------------
                 September 7, 2001   September 4, 2001   Class I               US$   0.046   (\  4.88)
-----------------------------------------------------------------------------------------------------
                                                         Class J               US$   0.039   (\  4.14)
-----------------------------------------------------------------------------------------------------
6th Fiscal Year  October 4, 2001     September 28, 2001  Class I               US$   0.066   (\  7.00)
-----------------------------------------------------------------------------------------------------
                                                         Class J               US$   0.048   (\  5.09)
-----------------------------------------------------------------------------------------------------
                 November 6, 2001    November 1, 2001    Class I               US$   0.053   (\  5.62)
-----------------------------------------------------------------------------------------------------
                                                         Class J               US$   0.046   (\  4.88)
-----------------------------------------------------------------------------------------------------
                 November 23, 2001   November 20, 2001   Class I               US$   0.021   (\  2.23)
-----------------------------------------------------------------------------------------------------
                                                         Class J               US$   0.021   (\  2.23)
-----------------------------------------------------------------------------------------------------
                 December 6, 2001    December 3, 2001    Class I               US$   0.047   (\  4.99)
-----------------------------------------------------------------------------------------------------
                                                         Class J               US$   0.041   (\  4.35)
-----------------------------------------------------------------------------------------------------
                 January 4, 2002     December 31, 2001   Class I               US$   0.054   (\  5.73)
-----------------------------------------------------------------------------------------------------
                                                         Class J               US$   0.048   (\  5.09)
-----------------------------------------------------------------------------------------------------
                 February 6, 2002    February 1, 2002    Class I               US$   0.052   (\  5.52)
-----------------------------------------------------------------------------------------------------
                                                         Admin                 US$   0.048   (\  5.09)
-----------------------------------------------------------------------------------------------------
                                                         Class R               US$   0.050   (\  5.30)
-----------------------------------------------------------------------------------------------------
                                                         Class J               US$   0.045   (\  4.77)
-----------------------------------------------------------------------------------------------------
                 March 6, 2002       March 1, 2002       Class I               US$   0.047   (\  4.99)
-----------------------------------------------------------------------------------------------------
                                                         Admin                 US$   0.048   (\  5.09)
-----------------------------------------------------------------------------------------------------
                                                         Class R               US$   0.048   (\  5.09)
-----------------------------------------------------------------------------------------------------
                                                         Class J               US$   0.042   (\  4.46)
-----------------------------------------------------------------------------------------------------
                 April 4, 2002       April 1, 2002       Class I               US$   0.047   (\  4.99)
-----------------------------------------------------------------------------------------------------
                                                         Admin                 US$   0.043   (\  4.56)
-----------------------------------------------------------------------------------------------------
                                                         Class R               US$   0.045   (\  4.77)
-----------------------------------------------------------------------------------------------------
                                                         Class J               US$   0.041   (\  4.35)
-----------------------------------------------------------------------------------------------------
                 May 6, 2002         May 1, 2002         Class I               US$   0.051   (\  5.41)
-----------------------------------------------------------------------------------------------------
                                                         Admin                 US$   0.047   (\  4.99)
-----------------------------------------------------------------------------------------------------
                                                         Class R               US$   0.049   (\  5.20)
-----------------------------------------------------------------------------------------------------
                                                         Class J               US$   0.045   (\  4.77)
-----------------------------------------------------------------------------------------------------
                 June 6, 2002        June 3, 2002        Class I               US$   0.050   (\  5.30)
-----------------------------------------------------------------------------------------------------
                                                         Admin                 US$   0.046   (\  4.88)
-----------------------------------------------------------------------------------------------------
                                                         Class R               US$   0.048   (\  5.09)
-----------------------------------------------------------------------------------------------------
                                                         Class J               US$   0.043   (\  4.56)
-----------------------------------------------------------------------------------------------------

-----------------------------------------------------------------------------------------------------
                 July 5, 2002        July 1, 2002        Class I               US$   0.048   (\  5.09)
-----------------------------------------------------------------------------------------------------
                                                         Admin                 US$   0.044   (\  4.67)
-----------------------------------------------------------------------------------------------------
                                                         Class R               US$   0.046   (\  4.88)
-----------------------------------------------------------------------------------------------------
                                                         Class J               US$   0.041   (\  4.35)
-----------------------------------------------------------------------------------------------------
                 August 6, 2002      August 1,2002       Class I               US$   0.049   (\  5.20)
-----------------------------------------------------------------------------------------------------
                                                         Admin                 US$   0.044   (\  4.67)
-----------------------------------------------------------------------------------------------------
                                                         Class R               US$   0.046   (\  4.88)
-----------------------------------------------------------------------------------------------------
                                                         Class J               US$   0.042   (\  4.46)
-----------------------------------------------------------------------------------------------------
                 September 6, 2002   September 3, 2002   Class I               US$   0.051   (\  5.41)
-----------------------------------------------------------------------------------------------------
                                                         Admin                 US$   0.047   (\  4.99)
-----------------------------------------------------------------------------------------------------
                                                         Class R               US$   0.049   (\  5.20)
-----------------------------------------------------------------------------------------------------
                                                         Class J               US$   0.045   (\  4.77)
-----------------------------------------------------------------------------------------------------
7th Fiscal Year  October 4, 2002     October 1, 2002     Class I               US$   0.051   (\  5.41)
-----------------------------------------------------------------------------------------------------
                                                         Admin                 US$   0.047   (\  4.99)
-----------------------------------------------------------------------------------------------------
                                                         Class R               US$   0.049   (\  5.20)
-----------------------------------------------------------------------------------------------------
                                                         Class J               US$   0.044   (\  4.67)
-----------------------------------------------------------------------------------------------------
                 November 6, 2002    November 1, 2002    Class I               US$   0.054   (\  5.73)
-----------------------------------------------------------------------------------------------------
                                                         Admin                 US$   0.050   (\  5.30)
-----------------------------------------------------------------------------------------------------
                                                         Class R               US$   0.052   (\  5.52)
-----------------------------------------------------------------------------------------------------
                                                         Class J               US$   0.048   (\  5.09)
-----------------------------------------------------------------------------------------------------
                 December 5, 2002    December 2, 2002    Class I               US$   0.051   (\  5.41)
-----------------------------------------------------------------------------------------------------
                                                         Admin                 US$   0.047   (\  4.99)
-----------------------------------------------------------------------------------------------------
                                                         Class R               US$   0.049   (\  5.20)
-----------------------------------------------------------------------------------------------------
                                                         Class J               US$   0.045   (\  4.77)
-----------------------------------------------------------------------------------------------------
                 January 6, 2003     December 31, 2002   Class I               US$ 0.05399   (\  5.73)
-----------------------------------------------------------------------------------------------------
                                                         Admin                 US$ 0.04956   (\  5.26)
-----------------------------------------------------------------------------------------------------
                                                         Class R               US$ 0.05178   (\  5.49)
-----------------------------------------------------------------------------------------------------
                                                         Class J               US$ 0.04736   (\  5.02)
-----------------------------------------------------------------------------------------------------
                 February 6, 2003    February 3, 2003    Class I               US$   0.055   (\  5.83)
-----------------------------------------------------------------------------------------------------
                                                         Admin                 US$   0.050   (\  5.30)
-----------------------------------------------------------------------------------------------------
                                                         Class R               US$   0.052   (\  5.52)
-----------------------------------------------------------------------------------------------------
                                                         Class J               US$   0.048   (\  5.09)
-----------------------------------------------------------------------------------------------------
                 March 6, 2003       March 3, 2003       Class I               US$   0.056   (\  5.94)
-----------------------------------------------------------------------------------------------------
                                                         Admin                 US$   0.051   (\  5.41)
-----------------------------------------------------------------------------------------------------
                                                         Class R               US$   0.053   (\  5.62)
-----------------------------------------------------------------------------------------------------
                                                         Class J               US$   0.049   (\  5.20)
-----------------------------------------------------------------------------------------------------
                 April 4, 2003       April 1, 2003       Class I               US$   0.054   (\  5.73)
-----------------------------------------------------------------------------------------------------
                                                         Admin                 US$   0.050   (\  5.30)
-----------------------------------------------------------------------------------------------------
                                                         Class R               US$   0.052   (\  5.52)
-----------------------------------------------------------------------------------------------------
                                                         Class J               US$   0.047   (\  4.99)
-----------------------------------------------------------------------------------------------------

-----------------------------------------------------------------------------------------------------
                 May 6, 2003         May 1, 2003         Class I               US$   0.048   (\  5.09)
-----------------------------------------------------------------------------------------------------
                                                         Admin                 US$   0.043   (\  4.56)
-----------------------------------------------------------------------------------------------------
                                                         Class R               US$   0.046   (\  4.88)
-----------------------------------------------------------------------------------------------------
                                                         Class J               US$   0.041   (\  4.35)
-----------------------------------------------------------------------------------------------------
                 June 5, 2003        June 2, 2003        Class I               US$   0.048   (\  5.09)
-----------------------------------------------------------------------------------------------------
                                                         Class R               US$   0.046   (\  4.88)
-----------------------------------------------------------------------------------------------------
                                                         Class J               US$   0.041   (\  4.88)
-----------------------------------------------------------------------------------------------------
                 July 7, 2003        July 1, 2003        Class I               US$   0.053   (\  5.62)
-----------------------------------------------------------------------------------------------------
                                                         Class R               US$   0.052   (\  5.52)
-----------------------------------------------------------------------------------------------------
                                                         Class J               US$   0.046   (\  4.88)
-----------------------------------------------------------------------------------------------------
                 July 7, 2003        July 1, 2003        Class I               US$  0.1356   (\ 14.38)
-----------------------------------------------------------------------------------------------------
                                                         Class R               US$  0.1356   (\ 14.38)
-----------------------------------------------------------------------------------------------------
                                                         Class J               US$  0.1356   (\ 14.38)
-----------------------------------------------------------------------------------------------------
                 August 6, 2003      August 1, 2003      Class I               US$  0.0454   (\  4.82)
-----------------------------------------------------------------------------------------------------
                                                         Class R               US$  0.0431   (\  4.57)
-----------------------------------------------------------------------------------------------------
                                                         Class J               US$  0.0382   (\  4.05)
-----------------------------------------------------------------------------------------------------
                 September 5, 2003   September 2, 2003   Class I               US$  0.0558   (\  5.92)
-----------------------------------------------------------------------------------------------------
                                                         Class R               US$  0.0535   (\  5.68)
-----------------------------------------------------------------------------------------------------
                                                         Class J               US$  0.0488   (\  5.18)
-----------------------------------------------------------------------------------------------------
8th Fiscal Year  October 6, 2003     October 1, 2003     Class Y (formerly I)  US$  0.0531   (\  5.63)
-----------------------------------------------------------------------------------------------------
                                                         Class J               US$  0.0461   (\  4.89)
-----------------------------------------------------------------------------------------------------
                                                         Class B               US$  0.0477   (\  5.06)
-----------------------------------------------------------------------------------------------------
                                                         Class C               US$  0.0477   (\  5.06)
-----------------------------------------------------------------------------------------------------
                                                         Class A (formerly R)  US$  0.0510   (\  5.41)
-----------------------------------------------------------------------------------------------------
                 November 6, 2003    November 3, 2003    Class Y (formerly I)  US$  0.0542   (\  5.75)
-----------------------------------------------------------------------------------------------------
                                                         Class J               US$  0.0469   (\  4.98)
-----------------------------------------------------------------------------------------------------
                                                         Class B               US$  0.0470   (\  4.99)
-----------------------------------------------------------------------------------------------------
                                                         Class C               US$  0.0470   (\  4.99)
-----------------------------------------------------------------------------------------------------
                                                         Class A (formerly R)  US$  0.0526   (\  5.58)
-----------------------------------------------------------------------------------------------------
                 November 28, 2003   November 24, 2003   Class Y (formerly I)  US$  0.0703   (\  7.46)
-----------------------------------------------------------------------------------------------------
                                                         Class J               US$  0.0703   (\  7.46)
-----------------------------------------------------------------------------------------------------
                                                         Class B               US$  0.0703   (\  7.46)
-----------------------------------------------------------------------------------------------------
                                                         Class C               US$  0.0703   (\  7.46)
-----------------------------------------------------------------------------------------------------
                                                         Class A (formerly R)  US$  0.0703   (\  7.46)
-----------------------------------------------------------------------------------------------------
                 December 4, 2003    December 12, 2003   Class Y (formerly I)  US$  0.0790   (\  8.38)
-----------------------------------------------------------------------------------------------------
                                                         Class J               US$  0.0720   (\  7.64)
-----------------------------------------------------------------------------------------------------
                                                         Class B               US$  0.0682   (\  7.23)
-----------------------------------------------------------------------------------------------------
                                                         Class C               US$  0.0682   (\  7.23)
-----------------------------------------------------------------------------------------------------
                                                         Class A (formerly R)  US$  0.0769   (\  8.16)
-----------------------------------------------------------------------------------------------------
                 January 6, 2004     December 31, 2003   Class Y (formerly I)  US$  0.0516   (\  5.47)
-----------------------------------------------------------------------------------------------------
                                                         Class J               US$  0.0443   (\  4.70)
-----------------------------------------------------------------------------------------------------
                                                         Class B               US$  0.0414   (\  4.39)
-----------------------------------------------------------------------------------------------------
                                                         Class C               US$  0.0429   (\  4.55)
-----------------------------------------------------------------------------------------------------
                                                         Class A (formerly R)  US$  0.0493   (\  5.23)
-----------------------------------------------------------------------------------------------------

-----------------------------------------------------------------------------------------------------
                 February 2, 2004    February 2, 2004    Class Y (formerly I)  US$  0.0516   (\  5.47)
-----------------------------------------------------------------------------------------------------
                                                         Class J               US$  0.0456   (\  4.84)
-----------------------------------------------------------------------------------------------------
                                                         Class B               US$  0.0437   (\  4.64)
-----------------------------------------------------------------------------------------------------
                                                         Class C               US$  0.0443   (\  4.70)
-----------------------------------------------------------------------------------------------------
                                                         Class A (formerly R)  US$  0.0509   (\  5.40)
-----------------------------------------------------------------------------------------------------
                 March 4, 2004       March 1, 2004       Class Y (formerly I)  US$  0.0486   (\  5.16)
-----------------------------------------------------------------------------------------------------
                                                         Class J               US$  0.0417   (\  4.42)
-----------------------------------------------------------------------------------------------------
                                                         Class B               US$  0.0388   (\  4.12)
-----------------------------------------------------------------------------------------------------
                                                         Class C               US$  0.0411   (\  4.36)
-----------------------------------------------------------------------------------------------------
                                                         Class A (formerly R)  US$  0.0451   (\  4.78)
-----------------------------------------------------------------------------------------------------

Note 1: Since the close of the accounting year has been changed from December 31 to September 30, 2/nd/ fiscal period shall be from January 1, 1998 to September 30, 1998 and 3/rd/ fiscal period shall be from October 1, 1998 to September 30, 1999.

(C)  Record of changes in Earnings Ratio
----------------------------------------------------------------
   Fiscal Year            Class            Earnings Ratio (Note)
----------------------------------------------------------------
1/st/ Fiscal Year         Class I                          14.23% /1)*/
                    --------------------------------------------
                          Class A                            N/A
                    --------------------------------------------
                          Class R                          14.02% /1)*/
                    --------------------------------------------
                          Class J                            N/A
----------------------------------------------------------------
2/nd/ Fiscal Year         Class I                           0.16% /2)*/
                    --------------------------------------------
                          Class A                            N/A
                    --------------------------------------------
                          Class R                          -0.07% /2)*/
                    --------------------------------------------
                          Class J                            N/A
----------------------------------------------------------------
3/rd/ Fiscal Year         Class I                           6.28%
                    --------------------------------------------
                          Class A                            N/A
                    --------------------------------------------
                          Class R                           6.00%
                    --------------------------------------------
                          Class J                          -1.46% /3)*/
----------------------------------------------------------------
4/th/ Fiscal Year         Class I                           6.86%
                    --------------------------------------------
                          Class A                            N/A
                    --------------------------------------------
                          Class R                           6.60%
                    --------------------------------------------
                          Class J                           6.11%
----------------------------------------------------------------
5/th/ Fiscal Year         Class I                           8.35%
                    --------------------------------------------
                          Class A                            N/A
                    --------------------------------------------
                          Class R                           3.71% /4)*/
                    --------------------------------------------
                          Class J                           7.70%
----------------------------------------------------------------
6/th/ Fiscal Year         Class I                           7.04%
                    --------------------------------------------
                          Class A                           4.10% /5)*/
                    --------------------------------------------
                          Class R                           4.23% /5)*/
                    --------------------------------------------
                          Class J                           6.24%
----------------------------------------------------------------
7/th/ Fiscal Year   Class Y (formerly I)                   20.24%
                    --------------------------------------------
                    Class A (formerly R)                   19.99%
                    --------------------------------------------
                    Class J                                19.46%
----------------------------------------------------------------

     (Note)      Earning Ratio (%) = 100 x (a - b) / b
                    a = Net Asset Value per share at the end of the fiscal year cum total amount of distributions made during such fiscal year* * includes dividend and capital gain distributions as of ex-date during each period.
                    b = Net Asset Value per share after distribution at the end of the previous fiscal year.
                    The Earning Ratio does not include Sales Charge.

1) January 2, 1997 (start of operation of the relevant classes)- December 31, 1997 (end of the 1/st/ fiscal year)
2)   December 31, 1997 - September 30, 1998 (end of 2/nd/ fiscal year)
3)   May 24, 1999 (start of operation of the relevant class)- September 30, 1999
4) September 30, 2000 (start of operation of the relevant class) - December 18, 2000 (liquidation of the relevant class)
5) January 31, 2002 (start of operation of the relevant classes) - September 30, 2002
     * cumulative return

(3)  Record of Sales and Redemption

     Record of sales and repurchases during the following fiscal years and number of outstanding Units of the Fund as of the end of such Fiscal Years are as follows:

--------------------------------------------------------------------------------------
                                     Number of     Number of Units       Number of
                                    Units Sold       Repurchased     Outstanding Units
--------------------------------------------------------------------------------------
1st Fiscal Year     Class I           231,499            689              230,810
(1/2/97-12/31/97)                       (0)              (0)                (0)
                    ------------------------------------------------------------------
                    Class R           84,428            3,085              81,343
                                        (0)              (0)                (0)
--------------------------------------------------------------------------------------
2nd Fiscal Year     Class I           90,904            51,401            270,313
(1/1/98-9/30/98)                        (0)              (0)                (0)
                    ------------------------------------------------------------------
                    Class R           178,620           90,210            169,753
                                        (0)              (0)                (0)
--------------------------------------------------------------------------------------
3rd Fiscal Year     Class I           154,092          180,728            243,677
(10/1/98-9/30/99)                       (0)              (0)                (0)
                    ------------------------------------------------------------------
                    Class R           203,345          115,588            257,510
                                        (0)              (0)                (0)
                    ------------------------------------------------------------------
                    Class J          1,788,840         149,500           1,639,340
                                    (1,788,840)       (149,500)         (1,639,340)
--------------------------------------------------------------------------------------
4th Fiscal Year     Class I           212,321          163,038            292,960
(10/1/99-9/30/00)                       (0)              (0)                (0)
                    ------------------------------------------------------------------
                    Class R           100,841          131,416            226,935
                                        (0)              (0)                (0)
                    ------------------------------------------------------------------
                    Class J          1,982,500         567,740           3,054,100
                                    (1,982,500)       (567,740)         (3,054,100)
--------------------------------------------------------------------------------------
5th Fiscal Year     Class I           687,485          133,362            847,083
(10/1/00-9/30/01)                       (0)              (0)                (0)
                    ------------------------------------------------------------------
                    Class R           17,362           244,297               0
                                        (0)              (0)                (0)
                    ------------------------------------------------------------------
                    Class J         10,180,600        4,156,200          9,078,500
                                   (10,180,600)      (4,156,200)        (9,078,500)
--------------------------------------------------------------------------------------
6th Fiscal Year     Class I           364,972          442,686            769,369
                                        (0)              (0)                (0)
                    ------------------------------------------------------------------
(10/1/01-9/30/02)   Class A            1,034              0                1,034
                                        (0)              (0)                (0)
                    ------------------------------------------------------------------
                    Class R            1,035              0                1,035
                                        (0)              (0)                (0)
                    ------------------------------------------------------------------
                    Class J         13,456,100        1,882,500          20,652,100
                                   (13,456,100)      (1,882,500)        (20,652,100)
--------------------------------------------------------------------------------------
7th Fiscal Year     Class Y           417,985          301,255            886,099
                    (formerly I)        (0)              (0)                (0)
                    ------------------------------------------------------------------
(10/1/02-9/30/03)   Class J         21,330,400        12,871,900         29,110,600
                                   (21,330,400)      (12,871,900)       (29,110,600)
                    ------------------------------------------------------------------
                    Class B           13,845              0                13,845
                                        (0)              (0)                (0)
                    ------------------------------------------------------------------
                    Class C             223               0                 223
                                        (0)              (0)                (0)
                    ------------------------------------------------------------------
                    Class A           102,806           6,093              97,748
                    (formerly R)        (0)              (0)
--------------------------------------------------------------------------------------

     Note 1: The figures in parentheses show those sold, redeemed or outstanding in Japan.
     Note 2: Class J Securities are sold in Japan from May 24, 1999.

6.   MANAGEMENT OF THE FUND

(1)  Outline of Management of Assets, etc.

     (B)  Valuation of assets
          The net asset value of the shares of the Fund is determined by dividing the Fund's total net assets (the excess of its assets over its liabilities) by the total number of shares of the Fund outstanding and rounding to the nearest cent. Such determination is made as of the close of regular trading on the New York Stock Exchange on each day on which that Exchange is open for unrestricted trading, and on each day during which there is sufficient trading in the Fund's portfolio securities that the value of the Fund's shares might be materially affected as determined by Loomis Sayles, in its discretion. During the 12 months following the date of this Securities Registration Statement, the New York Stock Exchange is expected to be closed on the following weekdays: New Year's Day, Martin Luther King. Jr. Day, Presidents' Day, Good Friday, Memorial Day, Independence Day, Labor Day, Thanksgiving Day and Christmas Day. Debt securities for which market quotations are readily available are valued at market value, as reported by pricing services recommended by the pricing committee and approved by the Board of Trustees. Such pricing services generally use the most recent bid prices in the principal market in which such securities are normally traded. Equity securities for which market quotations are readily available are valued at market value, as reported by pricing services recommended by the pricing committee and approved by the Board of Trustee. Such pricing services generally use the security's last sale price on the exchange or market where primarily traded or, if there is no reported sale during the day, at the closing bid price. Broker-dealer bid quotations may also be used to value debt and equity securities where a pricing service does not price a security or where a pricing service does not provide a reliable price for the security. Short-term securities with a remaining maturity of 60 days or less are valued at amortized cost, which approximates fair value. Securities for which market quotations are not readily available (including restricted securities, if any) are fair valued in good faith using consistently applied procedures under the general supervision of the Board of Trustees. If events occurring after the close of the principal market in which securities are traded (but before the close of regular trading on the New York Stock Exchange) are believed to materially affect the value of those securities, such securities are valued at their fair value taking such events into account.

     (B)  Procedure for sales of Shares, etc.
          a.   Sales in the United States
               --------------------------

               Investors can buy shares of the Fund through a broker-dealer that has been approved by Loomis Sayles Distributors, L.P., which can be contacted at One Financial Center, Boston, MA 02111 (1-800-633-3330).
               The Fund sells its shares at the Net Asset Value next calculated after State Street Bank and Trust Company receives a properly completed investment order, plus the sales charge described previously. State Street Bank and Trust Company generally must receive a properly completed order before the close of regular trading on the New York Stock Exchange for shares to be bought or sold at the Fund's Net Asset Value on that day.
          . By Check All purchases made by check through a broker-dealer should be in U.S. dollars and made payable to State Street Bank and Trust Company. The Fund will not accept checks made payable to anyone other than State Street Bank and Trust Company. When an investor makes an investment by check through the investor's broker-dealer, the investor will not be permitted to redeem that investment until it has cleared or has been in the investor's account for 15 days.
          . By Wire The investor's broker-dealer also may wire the investor's initial and subsequent investments to the Fund by using the following wire instructions:

               State Street Bank and Trust Company
               225 Franklin Street
               Boston, MA 02110
               ABA No. 011000028
               DDA 4133-408-7
               Attn: Custody and Shareholder Services
               Loomis Sayles Investment Grade Bond Fund (Class J)

               The investors' broker-dealer may charge a fee for transmitting funds by wire.

               The Fund and the Distributor reserve the right to reject any purchase order, including orders in connection with exchanges, for any reason that the Fund or the Distributor in its sole discretion deems appropriate. Although the Fund does not presently anticipate that it will do so, the Fund reserves the right to suspend or change the terms of the offering of its shares. In order to avoid dividend dilution, it is expected that the Fund will reject purchase orders in excess of U.S. $5 million on each of the five Fund business days preceding the ex-dividend date of each month. A "Fund business day" is any day on which the New York Stock Exchange is open for business.
               The distributor may accept telephone orders from broker-dealers who have been previously approved by the distributor. Broker-dealers are responsible for forwarding purchase or redemption orders to the distributor promptly. Broker-dealers may charge investors a transaction-based fee or other fee for their services at either the time of purchase or the time of redemption. Such charges may vary among broker-dealers but in all cases will be retained by the broker-dealer and not remitted to the Fund.
               Each initial and subsequent investment must be for at least 100 shares or multiples of 100 shares.
               The price an investor pays will be the per share net asset value next calculated after a proper investment order is received by the Trust's transfer or other agent or subagent plus the sales charge (the "public offering price"). Further information regarding the sales charge is presented below.

-------------------------------------------------------------------------
  Sales Charge as a Percentage of     Sales Charge as a Percentage of Net
           Offering Price                      Amount Invested
-------------------------------------------------------------------------
              3.50%                               3.63%
-------------------------------------------------------------------------

          The sales charge is allocated between investor's broker-dealer and the distributior. The amount reallowed to broker-dealers is 3.00% as a percentage of the public offering price. The Fund receives the net asset value.

               "Net asst value" is the price of one share of the Fund without a sales charge, and is calculated each business day using this formula:

                                         Total market value of securities +
       Net Asset Value          =        Cash and other assets - Liabilities
-------------------------------   ---------------------------------------------
                                          Number of outstanding shares

               The net asset value of Fund shares is determined according to this schedule:

               .    A share's net asset value if determined at the close of
          regular trading on the Exchange on the days the Exchange is open for trading. This is normally 4:00 p.m. Eastern time. Generally, a Fund's shares will not be priced on the days on which the Exchange is closed for trading. However, in Loomis Sayles' discretion, a Fund's shares may be priced on a day the Exchange is closed for trading if Loomis Sayles, in its discretion, determines that there has been enough trading in that Fund's portfolio securities to materially affect the net asset value of the Fund's shares. This may occur, for example, if the Exchange is closed but the NASDAQ Stock Market is open for trading. In addition, a Fund's shares will not be priced on the holidays listed in the Statement of Additional Information. See the section entitled "Net Asset Value" in the Statement of Additional Information for more details.
               .    The price you pay for purchasing, redeeming or exchanging a share will be based upon the net asset value next calculated by the Fund's custodian (plus or minus applicable sales charges as described earlier in this Prospectus) after your order is received "in good order."
               .    Requests received by the Distributor after the Exchange
          closes will be processed based upon the net asset value determined at the close of regular trading on the next day that the Exchange is open, with the exception that those orders received by your investment dealer before the close of the Exchange and received by the Distributor from the investment dealer before 5:00 p.m. Eastern time* on the same day will be based on the net asset value determined on that day.
               .    A Fund significantly invested in foreign securities may have net asset value changes on days when you cannot buy or sell its shares.
               *Under limited circumstances, the Distributor may enter into contractual agreements pursuant to which orders received by your investment dealer before the close of the Exchange and transmitted to the Distributor prior to 9:30 a.m. on the next business day are processed at the net asset value determined on the day the order was received by your investment dealer.
               Generally, during times of substantial economic or market change, it may be difficult to place your order by phone. During these times, you may deliver your order in person to the Distributor or send your order by mail as described in the sections entitled "How to Purchase Shares" and "How to Redeem Shares."

               Generally, Fund securities are valued as follows:
               .    Debt securities (other than short-term obligations) - based upon pricing service valuations, which determine valuations for normal, institutional-size trading units of such securities using market information, transactions for comparable securities and various relationships between securities which are generally recognized by institutional traders.
               .    Short-term obligations (remained maturity of less than 60
          days) - amortized cost (which approximates market value).

               .    Securities traded on foreign exchanges - market price on the
          non-U.S. exchange, unless the Fund believes that an occurrence after the close of the exchange will materially affect the security's value. In that case, the security may be fair valued at the time the Fund determines its net asset value by or pursuant to procedures approved by the Board of Trustees. When fair valuing their securities, the Funds may, among other things, use modeling tools or other processes that take into account securities market activity and/or significant event that occur after the close of the local market and before the time a Fund's net asset value is calculated.
               .    All other securities - fair market value as determined by
          the adviser of the Fund pursuant to procedures approved by the Board of Trustees.
               The effect of fair value pricing as described above for "Securities traded on foreign exchanges" and "All other securities" is that securities may not be priced on the basis of quotations from the primary market in which they are traded but rather may be priced by another method that the Board of Trustees believes is more likely to result in a price that reflects fair value. The Funds may also value securities at fair value or estimate their value pursuant to procedures approved by the Board of Trustees in other circumstances such as when extraordinary events occur after the close of the relevant market but prior to the close of the Exchange.

          b.   Sales in Japan
               --------------
               In Japan, Shares of the Fund are offered on any Fund Business Day and any business day of sales handling company in Japan during the applicable Subscription Period mentioned in "8. Period of Subscription, Part I Information concerning Securities" of a securities registration statement pursuant to the terms set forth in "Part I. Information concerning Securities" of the relevant securities registration statement. A Sales Handling Company shall provide to the investors a Contract Concerning a Foreign Securities Transactions Account (the "Contract") and receive from such investors an application for requesting the opening of a transactions account under the Contract. Shares may be purchased in the minimum investment amount of 100 shares and in integral multiples of 100 shares.
               The Issue is the net asset value per Share next calculated on the day on which the Fund has received such application. The day in Japan is the day when the Distributors in Japan confirms the execution of the order (usually, the next business day in Japan following the day of placement of the order), the settlement shall be made within 4 business days from the contract day, and investors shall pay the Sales Charge by such payment day.
               The sales charge in Japan shall be 3% of the Sales Price. The Sales Price means the Issue Price divided by 0.995 (rounded to the third decimal place).
               The Investors having entrusted a Sales Handling Company with safekeeping of the certificates for Fund shares will receive a transaction report regularly. In such case payment shall be made in yen in principle and the applicable exchange rate shall be the exchange rate which shall be based on the foreign exchange rate quoted in the Tokyo Foreign Exchange Market on the Trade Day and which shall be determined by such Sales Handling Company. The payment may be made in dollars to the extent that the Sales Handling Companies can agree. In addition, Sales Handling Companies in Japan who are members of the Japan Securities Dealers' Association cannot continue sales of the Shares in Japan when the net assets of the Fund are less than
          (Y)100,000,000 or the Shares otherwise cease to comply with the "Standards of Selection of Foreign Investment Fund Securities" in the Rules of Foreign Securities Transactions established by the Association.
               The Fund and the Distributor reserve the right to reject any purchase order, including orders in connection with exchanges, for any reason which the Fund or the Distributor in its sole discretion deems appropriate. Although the Fund does not presently anticipate that it will do so, the Fund reserves the right to suspend or change the terms of the offering of its shares. In order to avoid dividend dilution, it is expected that the Fund will reject purchase orders in excess of U.S.$5 million on each of the five Fund business days preceding the ex-dividend date of each month. A "Fund business day" is any day on which the New York Stock Exchange is open for business.

     (C)  Procedure for repurchase of Shares, etc.
          a.   Repurchase in the United States
               -------------------------------
               An investor can redeem shares of the Fund any day the New York Stock Exchange is open through the investor's broker-dealer. If investors are redeeming shares that the investors purchased within the past 15 days by check, the investors' redemption will be delayed until investors' payment for the shares clears.
               The investor's redemptions generally will be wired to the investor's broker-dealer on the third business day after the investor's request is received in good order. Under unusual circumstances, the Fund may suspend redemptions or postpone payment for more than seven days. Although most redemptions are made in cash, as described in the Statement of Additional Information, the Fund reserves the right to redeem shares in kind.
               To redeem shares, send a signed letter of instruction to the investor's broker-dealer that includes the name of the Fund, the exact name(s) in which the shares are registered, any special capacity in which investors are signing (such as trustee or custodian or on behalf of a partnership, corporation, or other entity), the investor's address, telephone number, account number, and the number of shares or dollar amount to be redeemed. The investor's broker-dealer will send the investor's redemption request to State Street Bank and Trust Company.
               If investors have certificates for the shares that the investors want to sell, the investors must include them along with completed stock power forms.
               Before State Street Bank and Trust Company can wire redemption proceeds to the investor's bank account, the investor's broker-dealer must provide specific wire instructions to State Street Bank and Trust Company. Redemption by the Fund If investors own fewer shares than the minimum set by the Trustees, the Fund may redeem the investors' shares and send the investors the proceeds. Restriction on buying and selling shares The Fund reserves the right to suspend or change the terms of purchasing Fund shares. The Fund and the Distributor reserve the right to refuse or limit any purchase order for any reason, including if the transaction is deemed not to be in the best interests of the Fund's other shareholders or possibly disruptive to the management of the Fund.
          Limits on Frequent Trading. Without limiting the right of the Fund and the Distributor to refuse any purchase order, the Fund and the Distributor may (but are not obligated to) restrict purchases for the accounts of "market timers." With respect to new purchases of the Fund, an account may be deemed to be one of a market timer if (i) more than twice over a 90-day interval as determined by the Fund, there is a purchase in a Fund followed by a subsequent redemption; or (ii) there are two purchases into a Fund by an account, each followed by a subsequent redemption over 90-day interval as determined by the Fund in an aggregate amount in excess of 1% of the Fund's total net assets. The preceding is not an exclusive list of activities that the Fund and the Distributor may consider to be "market timing."

          Trade Activity Monitoring. Trading activity is monitored selectively on a daily basis in an effort to defect excessive short-term trading activities. If the Fund or the Distributor believes that a shareholder or financial intermediary has engaged in market timing or other excessive, short-term trading activity, it may, in its discretion, request that the shareholder or financial intermediary stop such activities or refuse to process purchase or exchanges in the accounts. In its discretion, the Fund or the Distributor may restrict or prohibit transactions by such identified shareholders or intermediaries. In making such judgments, the Fund and the Distributor seek to act in a manner that they believe is consistent with the best interests of all shareholders. The Fund and the Distributor also reserve the right to notify financial intermediaries of your trading activity. Because the Fund and the Distributor will not always be able to detect market timing activity, investors should not assume that the Fund will be able to detect or prevent all market timing or other trading practices that may disadvantage the Fund. For example, the ability of the Fund and the Distributor to monitor trades that are placed by omnibus or other nominee accounts is severely limited in those instances in which the broker, retirement plan administrator or fee-based program sponsor maintains the record of the Fund's underlying beneficial owners.

          b.   Repurchase in Japan
               -------------------
               Shareholders in Japan may at any time request repurchase of their Shares. Repurchase requests in Japan may be made to State Street Bank through the Sales Handling Company on a Fund Business Day that is business day of sales handling companies in Japan. The repurchase of shares in the amount of one share except in the case of a shareholder who is closing an account for whom full and fractional shares will be repurchased.
               The price a shareholder in Japan will receive is the next net asset value next calculated after the Fund receives the repurchase request from the Distributor in Japan, provided the request is received before the close of regular trading on the New York Stock Exchange. The payment of the price shall be made in yen through the Sales Handling Companies pursuant to the Contracts or, if the Sales Handling Companies agree, in dollars. The payment for repurchase proceeds shall ordinarily be on the third business day by the Fund to the Distributor in Japan. The payment for repurchase proceeds shall be made on the fourth business day of sales handling companies in Japan after and including the day when Sales Handling Company confirms the execution of the order (ordinarily the business day in Japan next following the placement or repurchase request). The Fund may suspend the right of repurchase and may postpone payment for more than seven days when the New York Stock Exchange is closed for other than weekends or holidays, or if permitted by the rules of the SEC when trading on the Exchange is restricted or during an emergency which makes it impracticable for the Fund to dispose of its securities or to determine fairly the value of its net assets, or during any other period permitted by the SEC for the protection of investors.

     (D)  Custody of Shares
          Share certificates shall be held by Shareholders at their own risk. The custody of the Share certificates (if issued) representing Shares sold to Japanese Shareholders shall, unless otherwise instructed by the Shareholder, be held, in the name of the custodian, by the custodian of the Distributors in Japan. A report of balance of transactions shall be regularly delivered by the Sales Handling Companies to the Japanese Shareholders.

     (E)  Duration of the Trust
               The Declaration of Trust provides for the perpetual existence of the Trust.

     (F)  Accounting year
               The Fund's fiscal year ends on September 30.

     (G)  Miscellaneous
               (i)  Liquidation:
                         The Trust or the Fund, however, may be terminated at
                    any time by vote of at least two-thirds of the outstanding shares of the Trust or the Fund, respectively. The Declaration of Trust further provides that the trustees may also terminate the Trust or the Fund upon written notice to the shareholders.
               (ii) Agreement and Declaration of Trust
                         Originals or copies of the Declaration of Trust, as
                    amended, are maintained in the office of the Trust and are made available for public inspection by the Shareholders. Originals or copies of the Declaration of Trust, as amended, are on file in the United States with the Secretary of State of The Commonwealth of Massachusetts and with the Clerk of the City of Boston.
                         The Declaration of Trust may be amended at any time by
                    an instrument in writing signed by a majority of the Trustees when authorized to do so by vote of Shareholders holding a majority of the Shares entitled to vote, except that an amendment which in the determination of the Trustees shall affect the holders of one or more series or classes of Shares but not the holders of all outstanding series and classes shall be authorized by vote of the Shareholders holding a majority of the Shares entitled to vote of each series and class affected and no vote of Shareholders of a series or class not affected shall be required. Amendments having the purpose of changing the name of the Trust, of establishing, changing or eliminating the par value of any series or of supplying any omission, curing any ambiguity or curing, correcting or supplementing any defective or inconsistent provision contained therein shall not require authorization by vote of any Shareholders.
                         In Japan, material changes in the Declaration of Trust
                    shall be published and notice thereof shall be sent to the Japanese Shareholders.
               (iii) Issue of Warrants, Subscription Rights, etc.:
                         The Fund may not grant privileges to purchase shares of
                    the Fund to shareholders or investors by issuing warrants, subscription rights or options, or other similar rights.
               (iv) How Performance Is Shown:
                         The Fund's investment performance may from time to time
                    be included in advertisements about the Fund or Loomis Sayles Funds. "Yield" for each class of shares is calculated by dividing the annualized net investment income per share during a recent 30-day period by the maximum public offering price (reduced by any undeclared earned income expected to be paid shortly as a dividend) on the last trading day of the period.
                         For purposes of calculating yield, net investment
                    income is calculated in accordance with SEC regulations and may differ from net investment income as determined for financial reporting purposes. SEC regulations require that net investment income be calculated on a "yield-to-maturity" basis, which has the effect of amortizing any premiums or discounts in the current market value of fixed income securities. The current dividend rate is based on net investment income as determined for tax purposes, which may not reflect amortization in the same manner.
                         "Total return" for the one-, five- and ten-year periods
                    (or for the life of a class, if shorter) through the most recent calendar quarter represents the average annual compounded rate of return on an investment of $1,000 in the Fund. Total return may also be presented for other period.

                    Yield. Yield with respect to the Fund will be computed by dividing the Fund's net investment income per share for a recent 30-day period by the maximum offering price per share (reduced by any undeclared earned income expected to be paid shortly as a dividend) on the last trading day of that period. Net investment income will reflect amortization of any market value premium or discount of fixed income securities (except for obligations backed by mortgages or other assets) and may include recognition of a pro rata portion of the stated dividend rate of dividend paying portfolio securities. The Fund's yield will vary from time to time depending upon market conditions, the composition of the Fund's portfolio and operating expenses of the Trust allocated to the Fund. These factors, and possible differences in the methods used in calculating yield, should be considered when comparing the Fund's yield to yields published for other investment companies and other investment vehicles. Yield should also be considered relative to changes in the value of the Fund's shares and to the relative risks associated with the investment objectives and policies of the Fund.
                    At any time in the future, yields may be higher or lower than past yields and there can be no assurance that any historical results will continue. Investors in the Fund are specifically advised that the net asset value per share of the Fund may vary, just as yields for the Fund may vary. An investor's focus on yield to the exclusion of the consideration of the value of shares of the Fund may result in the investor's misunderstanding the total return he or she may derive from the Fund.
                    Total Return. Total Return with respect to the Fund is a measure of the change in value of an investment in the Fund over the period covered, and assumes any dividends or capital gains distributions are reinvested immediately, rather than paid to the investor in cash. The formula for total return used herein includes four steps: (1) adding to the total number of shares purchased through a hypothetical $1,000 investment in the Fund all additional shares that would have been purchased if all dividends and distributions paid or distributed during the period had been immediately reinvested; (2) calculating the value of the hypothetical initial investment of $1,000 as of the end of the period by multiplying the total number of shares owned at the end of the period by the net asset value per share on the last trading day of the period; (3) assuming redemption at the end of the period; and (4) dividing the resulting account value by the initial $1,000 investment.

                    Yield and Total Return. The Fund may from time to time include the yield and/or total return of its shares in advertisements or information furnished to present or prospective shareholders.
                         The Fund's yield will vary from time to time depending
                    upon market conditions, the composition of the Fund's portfolios and operating expenses of the Trust allocated to the Fund. These factors, and possible differences in the methods used in calculating yield, should be considered when comparing the Fund's yield to yields published for other investment companies and other investment vehicles. Yield should also be considered relative to changes in the value of the Fund's shares and to the relative risks associated with the investment objectives and policies of the Fund.
                         At any time in the future, yields and total returns may
                    be higher or lower than past yields and total returns, and there can be no assurance that any historical results will continue.
                         Investors in the Fund are specifically advised that the net asset value per share of the Fund may vary, just as yields for the Fund may vary. An investor's focus on yield to the exclusion of the consideration of the value of shares of the Fund may result in the investor's misunderstanding the total return he or she may derive from the Fund.

               (v) The Procedures concerning the Changes of Contracts between the Related Companies:
                    Advisory Agreement
                    ------------------
                         This Agreement shall become effective as of the date of
                    its execution, and (a) unless otherwise terminated, this Agreement shall continue in effect for two years from the date of execution, and from year to year thereafter only so long as such continuance is specifically approved at least annually (i) by the Board of Trustees of the Trust or by vote of a majority of the outstanding voting securities of the Series, and (ii) by vote of a majority of the Trustees of the Trust who are not interested persons of the Trust or the Adviser, cast in person at a meeting called for the purpose of voting on such approval; (b) this Agreement may at any time be terminated on sixty days' written notice to the Advisor either by vote of the Board of Trustees of the Trust or by vote of a majority of the outstanding voting securities of the Series; (c) this Agreement shall automatically teminate in the event of its assignment; (d) this Agreement may be terminated by the Advisor on ninety days' written notice to the Trust; (e) if the Adviser requires the Trust or the Series to change its name so as to eliminate all references to the words "Loomis" or "Sayles," then this Agreement shall automatically terminate at the time of such change unless the continuance of this Agreement after such change shall have been specifically approved by vote of a majority of the outstanding voting securities of the Series and by vote of a majority of the Trustees of the Trust who are not interested persons of the Trust or the Adviser, cast in person at a meeting called for the purpose of voting on such approval.
                         Termination of this Agreement shall be without payment
                    of any penalty.
                    Transfer Agency and Service Agreement
                    -------------------------------------
                         This Agreement may be terminated by either party upon
                    one hundred twenty (120) days written notice to the other.
                         Neither this Agreement nor any rights or obligation
                    under this Agreement may be assigned by either party without written consent of the other party.
                         This Agreement may be amended or modified by a written
                    agreement executed by both parties and authorized or approved by a resolution of the Board of Trustees of the Fund.
                         This Agreement shall be construed and the provision of
                    this Agreement interpreted under and in accordance with the laws of the commonwealth of Massachusetts.
                    Custodian Contract
                    ------------------
                         This Contract shall become effective as of its
                    execution, shall continue in full force and effect until terminated as provided, may be amended at any time by mutual agreement of the parties to this Agreement and may be terminated by either party by an instrument in writing delivered or mailed, postage prepaid to the other party, such termination to take effect not sooner than thirty (30) days after the date of such delivery or mailing.
                         This Contract shall be construed and the provisions of
                    this Contract interpreted under and in accordance with the laws of The Commonwealth of Massachusetts.
                    Administrative Services Agreement
                    ---------------------------------
                         This Agreement shall become effective as of the date
                    first written in this Agreement and, may be terminated at any time without the payment of any penalty by either party on not less than sixty (60) days' written notice to the other party.
                         This Agreement may be amended by the parties to this
                    Agreement only if such amendment is specifically approved by the Trust's Board of Trustees, and such amendment is set forth in a written instrument executed by each of the parties to this Agreement. At any time, any of the provisions of this Agreement may be waived by the written mutual consent of the parties to this Agreement.
                         The provisions of this Agreement shall be construed and
                    interpreted in accordance with the laws of The Commonwealth of Massachusetts as the in effect.
                    Agent Company Agreement
                    -----------------------
                         This Agreement shall be effective until terminated upon
                    notice, three (3) months prior to the termination date, in writing to the other party to this Agreement, to the addresses listed in this Agreement.
                         This Agreement shall be governed by and construed in
                    accordance with the laws of Japan.
                    Distribution, Repurchase and Shareholder Servicing Agreement
                    ------------------------------------------------------------
                         This Agreement may be terminated by either party upon
                    three (3) months' prior notice in writing to the other party to this Agreement, to the addresses listed in this Agreement.
                         This Agreement shall not be assigned by any party to
                    this Agreement without the consent in writing of the other party.
                         This Agreement shall be governed by and construed in
                    accordance with the laws of The Commonwealth of Massachusetts, United States of America.

(2)  Outline of Disclosure System
     (A)  Disclosure in U.S.A.
               (i)  Disclosure to shareholders
                         In accordance with the Investment Company Act of 1940,
                    the fund is required to send to its shareholders annual and semi-annual reports containing financial information. Audited financial statements will be prepared and distributed annually and unaudited financial statements will be prepared and distributed semi-annually.
               (ii) Disclosure to the SEC
                         The Fund has filed a registration statement with the
                    SEC on Form N-1A; the Fund updates that registration statement periodically in accordance with the Investment Company Act of 1940.
     (B)  Disclosure in Japan
               (i)  Disclosure to the Supervisory Authority
          (a)  Disclosure Required under the Securities and Exchange Law:

                         When the Fund intends to offer the Shares amounting to
                    more than 100 million yen in Japan, it shall submit to the Director of Kanto Local Financial Bureau of the Ministry of Finance securities registration statements together with the copies of the Agreement and Declaration of the Fund and the agreements with major related companies as attachments thereto. These documents are made available for public inspection for investors and any other persons who desire at the Kanto Local Finance Bureau of the Ministry of Finance.
                         The Sales Handling Companies of the Units shall deliver
                    to the investors prospectuses, the contents of which are substantially identical to Part I and Part II of the securities registration statements or the securities reports or summarized preliminary prospectus. For the purpose of disclosure of the financial conditions, etc., the Trustees shall submit to the Director of Kanto Local Finance Bureau of the Ministry of Finance of Japan securities reports within 6 months of the end of each fiscal year, semi-annual reports within 3 months of the end of each semi-annual period and extraordinary reports from time to time when material changes in the operation of the Fund occur as to material subjects of the Fund. These documents are available for public inspection for the investors and any other persons who desire at the Kanto Local Finance Bureau of the Ministry of Finance of Japan.
                    (b) Notifications, etc. under the Law Concerning Investment Trusts and Investment Companies
                         When the Fund handles offering or selling of Fund Units
                    in Japan, the Manager must file with the Director of Financial Services Agency a prior notification concerning certain matters relating to the Fund in accordance with the Declaration of Trust of the Fund, the Law Concerning Investment Trust Fund and Investment Company ("the Investment Fund Law"). Also, when the Fund makes changes to the Declaration of Trust of the Fund, the Manager must file with the Director of Financial Services Agency a prior notification thereof, including the contents of such changes. Further, in accordance with the Investment Fund Law, the Fund must prepare an investment management report with regard to certain matters relating to the Fund's assets immediately after the end of each fiscal period of the Fund and must immediately file the above report with the Director of Financial Services Agency.

               (ii) Disclosure to Japanese Shareholders:
                         When the Fund makes changes to the Declaration of Trust
                    of the Fund, if the contents of such changes are material, the Fund must give 30 day prior notice thereof, including the contents of such changes, before such changes are made, and its written notice stating these matters must be given to Japanese Unitholders known to the Sales Handling Companies; provided, however, that if such notice is delivered to each of all Japanese Unitholders, no public notice is required.
                         The Japanese Unitholders will be notified of the
                    material facts which would change their position, including amendments to the Declaration of Trust, and of notices from the Fund, through the Sales Handling Companies.
                         The investment management report mentioned in
                    sub-paragraph (a),(ii) above will be delivered to Japanese Unitholders known to the Sales Handling Companies.

(3)  Rights of Shareholders, etc.
     (A)  Rights of shareholders, etc.
               Shareholders must register their shares in their own name in order to exercise directly their rights as Shareholders. Therefore, the Shareholders in Japan who entrust the custody of their Shares to the Sales Handling Company cannot exercise directly their Shareholder rights, because their Shares are registered in the name of the custodian. Shareholders in Japan may have the Sales Handling Companies exercise their rights on their behalf in accordance with the Account Agreement with the Sales Handling Companies. Shareholders in Japan who do not entrust the custody of their Shares to the Sales Handling Companies may exercise their rights in accordance with their own arrangement under their own responsibility.
               The major rights enjoyed by Shareholders are as follows:
               (i)  Voting rights
                         Shareholders are entitled to one vote for each full
                    share held (with fractional votes for each fractional share held) and may vote (to the extent provided in the Declaration of Trust) on the election of trustees and the termination of the Trust and on other matters submitted to the vote of shareholders.
                         The Declaration of Trust provides that on any matter
                    submitted to a vote of all Trust shareholders, all Trust shares entitled to vote shall be voted together irrespective of series or sub-series unless the rights of a particular series or sub-series would be adversely affected by the vote, in which case a separate vote of that series or sub-series shall also be required to decide the question. Also, a separate vote shall be held whenever required by the 1940 Act or any rule thereunder. Rule 18f-2 under the 1940 Act provides in effect that a class shall be deemed to be affected by a matter unless it is clear that the interests of each class in the matter are substantially identical or that the matter does not affect any interest of such class. On matters affecting an individual series, only shareholders of that series are entitled to vote. Consistent with the current position of the SEC, shareholders of all series vote together, irrespective of series, on the election of trustees and the selection of the Trust's independent auditors, but shareholders of each series vote separately on other matters requiring shareholder approval, such as certain changes in investment policies of that series or the approval of the investment advisory agreement relating to that series.
                         There will normally be no meetings of shareholders for
                    the purpose of electing trustees except that, in accordance with the 1940 Act, (i) the Trust will hold a shareholders' meeting for the election of trustees at such time as less than a majority of the trustees holding office have been elected by shareholders, and (ii) if, as a result of a vacancy on the board of trustees, less than two-thirds of the trustees holding office have been elected by the shareholders, that vacancy may be filled only by a vote of the shareholders. In addition, trustees may be removed from office by a written consent signed by the holders of two-thirds of the outstanding shares and filed with the Trust's custodian or by a vote of the holders of two-thirds of the outstanding shares at a meeting duly called for that purpose, which meeting shall be held upon the written request of the holders of not less than 10% of the outstanding shares.
                         Upon written request by the holders of shares having a
                    net asset value constituting 1% of the outstanding shares stating that such shareholders wish to communicate with the other shareholders for the purpose of obtaining the signatures necessary to demand a meeting to consider removal of a trustee, the Trust has undertaken to provide a list of shareholders or to disseminate appropriate materials (at the expense of the requesting shareholders).
                         Except as set forth above, the trustees shall continue
                    to hold office and may appoint successor trustees. Voting rights are not cumulative.
                         No amendment may be made to the Declaration of Trust
                    without the affirmative vote of a majority of the outstanding shares of the Trust, except (i) to change the Trust's name or to cure technical problems in the Declaration of Trust and (ii) to establish, change or eliminate the par value of any shares (currently all shares have no par value).
               (ii) Repurchase rights
                         Shareholders are entitled to request repurchase of
                    Shares at their Net Asset Value at any time.

               (iii) Rights to receive dividends
                         The Fund generally declares and pays dividends monthly.
                    The Fund also distributes all of its net capital gains realized from the sale of portfolio securities. Any capital gain distributions are normally made annually, but may be made more frequently. The Fund normally pays distributions to investors who own shares of the Fund as of the last day of each month. The Trust's trustees may change the frequency with which the Fund declares or pays dividends.
               (iv) Right to receive distributions upon dissolution
                         The Fund generally declares and pays dividends monthly.
                    The Fund also distributes all of its net capital gains realized from the sale of portfolio securities. Any capital gain distributions are normally made annually, but may, to the extent permitted by law, be made more frequently as deemed advisable by the trustees of the Trust. The Fund normally pays distributions to investors who own shares of the Fund as of the last day of each month. The Trust's trustees may change the frequency with which the Fund declares or pays dividends.
               (v)  Right to inspect accounting books and the like
                         Shareholders are entitled to inspect the Declaration of
                    Trust, the accounting books at the discretion of the Court and the minutes of any shareholders' meetings.
               (vi) Right to transfer shares
                         Shares are transferable without restriction except as
                    limited by applicable law.
               (vii) Rights with respect to the U.S. registration statement
                         If, under the 1933 Act, there is any false statement
                    concerning any material matter in the U.S. Registration Statement, or any omission of any statement of material matters to be stated therein or necessary in order not to cause any misunderstanding of an important matter, shareholders are generally entitled to institute a lawsuit, against the person who had signed the relevant Registration Statement, the trustee of the issuer (or any person placed in the same position) at the time of filing such Statement, any person involved in preparing such Statement or any subscriber of the relevant shares.

     (B)  Foreign exchange control
               In the U.S.A., there are no foreign exchange control restrictions on remittance of dividends, repurchase money, etc. of the Shares to Japanese Shareholders.

     (C)  Agent in Japan
               Mori Hamada & Matsumoto
               JFE  Building
               1-2, Marunouchi 1-chome
               Chiyoda-ku, Tokyo
               The foregoing law firm is the true and lawful agent of the Fund to represent and act for the Fund in Japan for the purpose of:
               (1) the receipt of any and all legal claims, actions, proceedings, process, and communications addressed to the Trust or the Fund.
               (2) representation in and out of court in connection with any and all disputes, controversies or differences regarding the transactions relating to the public offering, sale and repurchase in Japan of the Shares of the Fund.
               The agent for the registration with the Director of Kanto Local Finance Bureau and the Commissioner of the Financial Services Agency of the initial public offering concerned as well as for the continuous disclosure is each of the following persons:
               Harume Nakano
               Ken  Miura
               Attorneys-at-law
               Mori Hamada & Matsumoto
               JFE  Building
               1-2, Marunouchi 1-chome
               Chiyoda-ku, Tokyo

(Note) The name of the building mentioned in the address of the above agent will change to "JFE Building" effective on April 1, 2003.

     (D)  Jurisdiction, etc.
          Limited only to litigation brought by Japanese investors regarding transactions relating to (C)(2) above, the Fund has agreed that the following court has jurisdiction over such litigation and the Japanese law is applicable thereto. The enforcement procedures of the judgment are made in accordance with the Japanese laws.

II.  FINANCIAL CONDITIONS OF THE FUND

l.   FINANCIAL STATEMENTS OF THE FUND
     [Omitted in this translation.]

2.   CURRENT CONDITION OF THE FUND

     Statement of Net Assets

                                                          (As of the end of January 2004)
-----------------------------------------------------------------------------------------
                                                   U.S.$                 Japanese Yen
-----------------------------------------------------------------------------------------
                                                                     (in thousands except
                                                                          column e.)
-----------------------------------------------------------------------------------------
a. Total Asset                                 373,491,364.91                  39,619,964
-----------------------------------------------------------------------------------------
b. Total Liabilities                             1,199,187.87                     127,210
-----------------------------------------------------------------------------------------
c. Total Net Assets (a-b)                      372,292,177.04                  39,492,754
-----------------------------------------------------------------------------------------
d. Total Number of Units Class Y (formerly I)     875,976.418 Units
   Outstanding           Class J               30,160,410.000 Units
                         Class B                   72,792.733 Units
                         Class C                  173,093.532 Units
                         Class A (formerly R)     331,862.867 Units
-----------------------------------------------------------------------------------------
e. Net Asset Value       Class Y (formerly I)           11.79                       1,251
   per Unit (c/d)        Class J                        11.78                       1,250
                         Class B                        11.77                       1,249
                         Class C                        11.76                       1,248
                         Class A (formerly R)           11.79                       1,251
-----------------------------------------------------------------------------------------

III. OUTLINE OF THE TRUST

l.   OUTLINE OF THE TRUST
(1)  Trust
     (a)  Amount of Capital
               Not applicable.
     (b)  Structure of the management of the Trust
               Subject to the provisions of the Declaration of Trust, the business of the Trust shall be managed by the Trustees, and they shall have all powers necessary or convenient to carry out that responsibility. Without limiting the foregoing, the

          Trustees may adopt By-Laws not inconsistent with the Declaration of Trust providing for the conduct of the business of the Trust and may amend and repeal them to the extent that such By-Laws do not reserve that right to the Shareholders; they may fill vacancies, including vacancies caused by enlargement of their number, and may remove Trustees with or without cause; they may elect and remove, with or without cause, such officers and appoint and terminate such agents as they consider appropriate; they may appoint from their own number, and terminate, any one or more committees consisting of two or more Trustees, including an executive committee which may, when the Trustees are not in session, exercise some or all of the power and authority of the Trustees as the Trustees may determine; they may employ one or more custodians of the assets of the Trust and may authorize such custodians to employ subcustodians and to deposit all or any part of such assets in a system or systems for the central handling of securities, retain a transfer agent or a Shareholder servicing agent, or both, provide for the distribution of Shares by the Trust, through one or more principal underwriters or otherwise, set record dates for the determination of Shareholders with respect to various matters, and in general delegate such authority as they consider desirable to any officer of the Trust, to any committee of the Trustees and to any agent or employee of the Trust or to any such custodian or underwriter.
               Except as otherwise provided in the Declaration of Trust or from time to time in the By-Laws, any action to be taken by the Trustees may be taken (A) by a majority of the Trustees present at a meeting of the Trustees (a quorum being present), within or without Massachusetts, including any meeting held by means of a conference telephone or other communications equipment by means of which all persons participating in the meeting can hear each other at the same time (participation by which means shall for all purposes constitute presence in person at a meeting), or (B) by written consents of a majority of the Trustees then in office (which written consents shall be filed with the records of the meetings of the Trustees and shall be treated for all purposes as a vote taken at a meeting of Trustees).
               The Shareholders shall have power to vote only (i) for the election of Trustees as provided in Article IV, Section 1 of the Declaration of Trust, provided, however, that no meeting of Shareholders is required to be called for the purpose of electing Trustees unless and until such time as less than a majority of the Trustees have been elected by the Shareholders, (ii) with respect to any Investment Management Company or Sub-Adviser as provided in
          Article IV, Section 6 of the Declaration of Trust to the extent required by the 1940 Act, (iii) with respect to any termination of the Trust to the extent and as provided in Article IX, Section 4 of the Declaration of

          Trust, (iv) with respect to any amendment of the Declaration of Trust to the extent and as provided in Article IX, Section of 7 of the Declaration of Trust, (v) to the same extent as the stockholders of a Massachusetts business corporation as to whether or not a court action, proceeding or claim should or should not be brought or maintained derivatively or as a class action on behalf of the Trust or the Shareholders, and (vi) with respect to such additional matters relating to the Trust as may be required by law, the Declaration of Trust, the By-Laws or any registration of the Trust with the Commission (or any successor agency) or any state, or as the Trustees may consider necessary or desirable. Each whole Share shall be entitled to one vote as to any matter on which it is entitled to vote and each fractional Share shall be entitled to a proportionate fractional vote. On any matter submitted to a vote of Shareholders all Shares of the Trust then entitled to vote shall be voted by individual Series, except (i) when required by the 1940 Act, Shares shall be voted in the aggregate and not by individual Series and (ii) when the Trustees have determined that the matter affects only the interests of one or more Series or Classes, then only Shareholders of such Series or Classes shall be entitled to vote thereon. There shall be no cumulative voting in the election of Trustees. Shares may be voted in person or by proxy. A proxy with respect to Shares held in the name of two or more persons shall be valid if executed by any one of them unless at or prior to exercise of the proxy the Trust receives a specific written notice to the contrary from any one of them. A proxy purporting to be executed by or on behalf of a Shareholder shall be deemed valid unless challenged at or prior to its exercise and the burden of proving invalidity shall rest on the challenger. Until Shares are issued, the Trustees may exercise all rights of Shareholders and may take any action permitted or required of the Shareholders by law, the Declaration of Trust or the By-Laws.
               Meetings of the Shareholders may be called by the Trustees for the purpose of electing Trustees as provided in Article IV, Section 1 of the Declaration of Trust and for such other purposes as may be prescribed by law, by the Declaration of Trust or by the By-Laws. Meetings of the Shareholders may also be called by the Trustees from time to time for the purpose of taking action upon any other matter deemed by the Trustees to be necessary or desirable. A meeting of Shareholders may be held at any place designated by the Trustees. Written notice of any meeting of Shareholders shall be given or caused to be given by the Trustees by mailing such notice at least seven days before such meeting, postage prepaid, stating the time and place of the meeting, to each Shareholder entitled to vote at such meeting at the Shareholder's address as it appears on the records of the Trust. Whenever notice of a meeting is required to be given to a Shareholder under the

          Declaration of Trust or the By-Laws, a written waiver thereof, executed before or after the meeting by such Shareholder or his or her attorney thereunto authorized and filed with the records of the meeting, shall be deemed equivalent to such notice.
               Forty percent (40%) of the Shares entitled to vote shall be a quorum for the transaction of business at a Shareholders' meeting, except that where any provision of law or of the Declaration of Trust or the By-Laws permits or requires that holders of any Series or Class shall vote as a Series or Class, then forty percent (40%) of the aggregate number of Shares of that Series or Class entitled to vote shall be necessary to constitute a quorum for the transaction of business by that Series or Class. Any lesser number shall be sufficient for adjournments. Any adjourned session or sessions may be held, within a reasonable time after the date set for the original meeting, without the necessity of further notice. Except when a larger vote is required by any provision of law or the Declaration of Trust or the By-Laws, a majority of the Shares voted shall decide any questions and a plurality shall elect a Trustee, provided that where any provision of law or of the Declaration of Trust or the By-Laws permits or requires that the holders of any Series or Class shall vote as a Series or Class, then a majority of the Shares of that Series or Class voted on the matter (or a plurality with respect to the election of a Trustee) shall decide that matter insofar as that Series or Class is concerned.
               Any action taken by Shareholders may be taken without a meeting if a majority of Shareholders entitled to vote on the matter (or such larger proportion thereof as shall be required by any express provision of law or the Declaration of Trust or the By-Laws) consent to the action in writing and such written consents are filed with the records of the meetings of Shareholders. Such consent shall be treated for all purposes as a vote taken at a meeting of Shareholders.
               Under Massachusetts law shareholders could, under certain circumstances, be held personally liable for the obligations of the Fund of which they are shareholders. However, the Declaration of Trust disclaims shareholder liability for acts or obligations of the Fund and requires that notice of such disclaimer be given in each agreement, obligation or instrument entered into or executed by the Trust or the trustees. The Declaration of Trust provides for indemnification out of Fund property for all loss and expenses of any shareholder held personally liable for the obligations of the Fund. Thus, the risk of a shareholder incurring financial loss on account of shareholder liability is considered remote since it is limited to circumstances in which the disclaimer is inoperative and the Fund itself would be unable to meet its obligations.
               The Declaration of Trust further provides that the trustees will not be liable for errors of judgment or mistakes of fact or law. However, nothing in the Declaration of Trust protects a trustee against any liability to which the trustee would otherwise be subject by reason of willful misfeasance, bad faith, gross negligence or reckless disregard of the duties involved in the conduct of his office. The By-Laws of the Trust provide for indemnification by the Trust of the trustees and officers of the Trust except with respect to any matters as to which any such person did not act in good faith in the reasonable belief that such action was in or not opposed to the best interests of the Trust. No officer or trustee may be indemnified against any liability to the Trust or the Trust's shareholders to which such person would otherwise be subject by reason of willful misfeasance, bad faith, gross negligence or reckless disregard of the duties involved in the conduct of his office.
               The Trustees may, at any time and from time to time, contract for exclusive or nonexclusive advisory and/or management services with any corporation, trust, association or other organization (the "Manager"), every such contract to comply with such requirements and restrictions as may be set forth in the By-Laws; and any such contract may provide for one or more sub-advisers who shall perform all or part of the obligations of the Manager under such contract and may contain such other terms interpretive of or in addition to said requirements and restrictions as the Trustees may determine, including, without limitation, authority to determine from time to time what investments shall be purchased, held, sold or exchanged and what portion, if any, of the assets of the Trust shall be held uninvested and to make changes in the Trust's investments. The Trustees may also, at any time and from time to time, contract with the Manager or any other corporation, trust, association or other organization, appointing it exclusive or nonexclusive distributor or principal underwriter for the Shares, every such contract to comply with such requirements and restrictions as may be set forth in the By-Laws; and any such contract may contain such other terms interpretive of or in addition to said requirements and restrictions as the Trustees may determine.
               Unless terminated as provided in the Declaration of Trust, the Trust shall continue without limitation of time. The Trust may be terminated at any time by vote of Shareholders holding at least sixty-six and two-thirds percent (66 2/3%) of the shares entitled to vote, or by the Trustees by written notice to the Shareholders. Any Series or Class of shares may be terminated at any time by vote of Shareholders holding at least sixty-six and two-thirds percent (66 2/3%) of the shares of such Series or Class entitled to vote, or by the Trustees by written notice to the Shareholders of such Series or Class. Upon termination of the Trust or of any one or more Series or Classes of shares, after paying or otherwise providing for all charges, taxes, expenses and liabilities, whether due or accrued or anticipated, of the Trust or of the particular Series or Class as may be determined by the Trustees, the

          Trust shall in accordance with such procedures as the Trustees consider appropriate reduce the remaining assets to distributable form in cash or shares or other property, or any combination thereof, and distribute the proceeds to the Shareholders of the Series involved, ratably according to the number of shares of such Series held by the several Shareholders of such Series on the date of termination, except to the extent otherwise required or permitted by the preferences and special or relative rights and privileges of any Classes of shares of that Series, provided that any distribution to the Shareholders of a particular Class of shares shall be made to such Shareholders pro rata in proportion to the number of shares of such Class held by each of them.

(2)  Loomis Sayles and Company, L.P. (the Investment Management Company)
------------------------------------------------------------------------
     (a)  Amount of Capital Stock of the Investment Management Company
          1.   Amount of Capital (issued capital stock at par value):
                    Not applicable. Provided, however, that the partner capital
               (as of the end of January, 2004) was $58,893,083 (approximately
               (Y) 6.2 billion).
                    The partner capital during the recent five years is as
               follows:

-----------------------------------
End of January, 2000   $ 51,337,000
-----------------------------------
End of January, 2001   $ 73,849,000
-----------------------------------
End of January, 2002   $ 68,337,537
-----------------------------------
End of January, 2003   $ 36,072,756
-----------------------------------
End of January, 2004   $ 58,893,083
-----------------------------------

          2.   Number of authorized shares of capital stock:
                    Not applicable.
          3.   Number of outstanding shares of capital stock:
                    Not applicable.
          4.   Amount of capital:
                    Not applicable.

     (b) Structure of the management of the Investment Management Company Loomis, Sayles & Company, L.P. is a registered investment adviser whose origins date back to 1926. Loomis, Sayles & Company, L.P. is a limited partnership whose general partner, Loomis, Sayles & Company, Inc., is a wholly-owned subsidiary of CDC IXIS Asset Management Holdings, Inc. CDC IXIS Asset Management Holdings, Inc. is a wholly-owned subsidiary of CDC IXIS Asset Management North America, L.P. CDC IXIS Asset Management North America, L.P.'s general partner, CDC IXIS Asset Management US, LLC is a wholly-owned subsidiary of CDC IXIS Asset Management US Corporation. CDC IXIS Asset Management US Corporation is the sole limited partner of CDC IXIS Asset Management North America, L.P..

          CDC IXIS Asset Management North America, L.P. is a wholly-owned subsidiary of CDC IXIS Asset Management S.A., a French Company. CDC IXIS Asset Management S.A. is majority owned by CDC Finance--CDC IXIS and indirectly owned, though CDC Finance--CDC IXIS, Caisse Nationale des Caisses D'Epargne and CNP Assurances, by Caisse des Depots et Consignations. Caisse des Depots et Consignations was created by the French Government legislation and currently is supervised by the French Parliament.
               The fifteen principal subsidiary or affiliated asset management firms of CDC IXIS Asset Management North America, L.P. collectively had approximately $135 billion in assets under management or administration as of September 30, 2003.
               Loomis Sayles serves as investment manager under a separate advisory agreement relating to the Loomis Sayles Managed Bond Fund. Under the advisory agreement, Loomis Sayles manages the investment and reinvestment of the assets of the Fund and generally administers its affairs, subject to supervision by the board of trustees of the Trust. Loomis Sayles furnishes, at its own expense, all necessary office space, facilities and equipment, services of executive and other personnel of the Fund and certain administrative services. For these services, the advisory agreement provides that the Fund shall pay Loomis Sayles a monthly investment advisory fee of 0.40 % of the Fund's average daily net assets. The assets under the management of Loomis Sayles are U.S.$ 53.7 billion as of December 31,2003.
               During the period shown below, pursuant to the advisory agreement described above, Loomis Sayles received the following amount of investment advisory fees from the Fund (before voluntary fee reductions and expense assumptions) and bore the following amounts of fee reductions and expense assumptions for the Fund:

                            Fiscal Year Ended       Fiscal Year Ended       Fiscal Year Ended
                                 9/30/01                 9/30/02                 9/30/03
                                     Fee Waivers             Fee Waivers
                          Advisory   and Expense  Advisory   and Expense    Advisory      Fee
Fund                        Fees     Assumptions    Fees     Assumptions      Fees      Waivers*
Loomis Sayles Investment
Grade Bond Fund           $ 260,715  $   295,922  $ 624,862  $   440,118   $ 1,092,528  $  6,771

* In addition to the waiver of management fees for the fiscal year ended September 30, 2003, the investment adviser reimbursed class level and other expenses for of $243,440. For the fiscal year prior to 2003, information presented in the table includes both the waiver of management fee and reimbursements to the Fund.

               The Trust pays the compensation of its trustees who are not directors, officers or employees of Loomis Sayles or its affiliates (other than registered investment companies); registration, filing and other fees in connection with requirements of regulatory authorities; all charges and expenses of its custodian and transfer agent; the charges and expenses of its independent accountants; all brokerage commissions and transfer taxes in connection with portfolio transactions; all taxes and fees payable to governmental agencies; the cost of any certificates representing shares of the Fund; the expenses of meetings of the shareholders and trustees of the Trust; the charges and expenses of the Trust's legal counsel; interest on any borrowings by the Fund; the cost of services, including services of counsel, required in connection with the preparation of, and the cost of printing, the Trust's registration statements and prospectuses, including amendments and revisions thereto, annual, semiannual and other periodic reports of the Trust, and notices and proxy solicitation material furnished to shareholders or regulatory authorities, to the extent that any such materials relate to the Trust or its shareholders; and the Trust's expenses of bookkeeping, accounting, auditing and financial reporting, including related clerical expenses.
               Under the advisory agreement, if the total ordinary business expenses of the Fund or the Trust as a whole for any fiscal year exceed the lowest applicable limitation (based on percentage of average net assets or income) prescribed by any state in which the shares of the Fund or the Trust are qualified for sale, Loomis Sayles shall pay such excess. Loomis Sayles will not be required to reduce its fee or pay such expenses to an extent or under circumstances which would result in the Fund's inability to qualify as a regulated investment company under the Code. The term "expenses" is defined in the advisory agreements or in relevant state regulations and excludes brokerage commissions, taxes, interest, distribution-related expenses and extraordinary expenses.
               As described in the document, Loomis Sayles has agreed to certain additional, voluntary arrangements to limit Fund expenses. These arrangements may be modified or terminated by Loomis Sayles at any time.
               The advisory agreement provides that it will continue in effect for two years from its date of execution and thereafter from year to year if its continuance is approved at least annually (i) by the Board of Trustees of the Trust or by vote of a majority of the outstanding voting securities of the Fund and (ii) by vote of a majority of the Trustees who are not ""interested person"" of the Trust, as that term is defined in the 1940 Act, cast in person at a meeting called for the purpose of voting on such approval. Any amendment to the advisory agreement must be approved by vote of a majority of the outstanding voting securities of the Fund and by vote of a majority of the Trustees who are not such interested persons, cast in person at a meeting called for the purpose of voting on such approval. The agreement may be terminated without penalty by vote of the Board of Trustees or by vote of a majority of the outstanding voting securities of the relevant Fund, upon sixty day' written notice, or by Loomis Sayles upon ninety day' written notice, and the agreement terminates automatically in the event of its assignment. In addition, the agreement will automatically terminate if the Trust or the Fund shall at any time be required by Loomis Sayles to eliminate all reference to the words ""Loomis"" and ""Sayles"" in the name of the Trust or the Fund, unless the continuance of the agreement after such change of name is approved by a majority of the outstanding voting securities of the Fund and by a majority of the Trustees who are not interested persons of the Trust or Loomis Sayles.
               The advisory agreement provides that Loomis Sayles shall not be subject to any liability in connection with the performance of its services thereunder in the absence of willful misfeasance, bad faith, gross negligence or reckless disregard of its obligations and duties.
               Loomis Sayles acts as investment adviser to Loomis Sayles Core Plus Bond Fund, Loomis Sayles Government Securities Fund, Loomis Sayles Massachusetts Tax Free Income Fund, Loomis Sales Growth Fund, Loomis Sayles High Income Fund, Loomis Sayles International Equity Fund, Loomis Sayles Limited Term Government and Agency Fund, Loomis Sayles Municipal Income Fund, Loomis Sayles Research Fund, Loomis Sayles Strategic Income Fund, Loomis Sayles Benchmark Core Bond Fund, Loomis Sayles Core Plus Fixed Income Fund, Loomis Sayles Fixed Income Fund, Loomis Sayles Institutional High Income Fund, Loomis Sayles Intermediate Duration Fixed Income Fund, Loomis Sayles Investment Grade Fixed Income Fund, Loomis Sayles Mid Cap Growth Fund, Loomis Sayles Small Company Growth Fund, Loomis Sayles U.S. Government Securities Fund, Loomis Sayles Bond Fund, Loomis Sayles Global Bond Fund, Loomis Sayles Small Cap Value Fund, Loomis Sayles Aggressive Growth Fund, Loomis Sayles Small Cap Growth Fund, Loomis Sayles Value Fund, Loomis Sayles Worldwide Fund and Loomis Sayles Tax-Managed Equity Fund. Loomis Sayles also provides investment advise to certain other open-end management investment companies and numerous other corporate and fiduciary clients.
               Certain officers and trustees of the Trust also serve as officers, directors and trustees of other investment companies and clients advised by Loomis Sayles. The other investment companies and clients sometimes invest in securities in which the Fund also invests. If the Fund and such other investment companies or clients desire to buy or sell the same portfolio securities at the same time, purchases and sales may be allocated, to the extent practicable, on a pro rata basis in proportion to the amount desired to be purchased or sold for each. It is recognized that in some cases the practices described in this paragraph could have a detrimental effect on the price or amount of the securities which the Fund purchases or sells. In other cases, however, it is believed that these practices may benefit the Fund. It is the opinion of the trustees that the desirability of retaining Loomis Sayles as adviser for the Fund outweighs the disadvantages, if any, which might result from these practices.
               Daniel J. Fuss, Executive Vice President of Loomis Sayles Funds and Vice Chairman of Loomis Sayles, has served as portfolio manager or co-portfolio manager of the Loomis Sayles Investment Grade Bond Fund since its inception in 1996. Mr. Fuss joined Loomis Sayles in 1976. Steven Kaseta, Vice President of Loomis Sayles, has served as co-portfolio Manger of the Fund since February, 2002. Mr. Kaseta joined Loomis Sayles in 1994.

                                                         (as at the filing date)
--------------------------------------------------------------------------------
                                        Business Experience
    Names       Year                    (at least 5 years)
--------------------------------------------------------------------------------
Daniel J. Fuss  1976  Vice Chairman, Director and Managing Partner of Loomis,
                      Sayles & Company, L.P.
                      BS, Marquette University
                      MBA, Marquette University
                      Joined Loomis Sayles in 1976
                      began investment career in 1961
                      Past Professional Experience:
                      The Boston Company; Vice President, Investment Counsel
                      Endowment Management & Research Co.: Vice President,
                      Investment Management
                      Continental Illinois National Bank: Second Vice President
                      and Trust Officer
--------------------------------------------------------------------------------
Steven Kaseta   1997  Vice President of Loomis, Sayles & Company, L.P.
                      BA, Harvard University
                      MBA, University of Pennsylvania
                      Joined Loomis Sayles in 1994
                      Begin investment career in 1982
                      Past Professional Experience;
                      The Commonwealth of Massachusetts, Deputy State Treasurer,
                      Chief Investment Officer
                      UBS Securities, Bond Trader
                      Smith Barney, Bond Trader
                      Manufacturers Hanover Trust Company, Credit Analyst
--------------------------------------------------------------------------------

2.   DESCRIPTION OF BUSINESS AND OUTLINE OF OPERATION
(1)  Trust
----------

          The Trust may carry out any administrative and managerial act, including the purchase, sale, subscription and exchange of any securities, and the exercise of all rights directly or indirectly pertaining to the Fund's assets. The Trust has retained Loomis Sayles & Company, L.P., the investment adviser, to render investment advisory services, CDC IXIS Asset Management Services, Inc., to render administrative services and the administrative services, and State Street Bank and Trust Company, to hold the assets of the Fund in custody and act as Transfer, Dividend Payment and Shareholder Servicing Agent.

     Information Concerning Directors, Officers and Employees
     --------------------------------------------------------
     (1)  Trustees and Officers of the Trust

                                                 (as at the end of January 2004)
--------------------------------------------------------------------------------
                        Position(s) Held           Principal Occupation(s)
Name                    with Trust                  During Past 5 Years**
--------------------------------------------------------------------------------
INDEPENDENT TRUSTEES
--------------------------------------------------------------------------------
Graham T. Allison, Jr.  Trustee               Douglas Dillion Professor and
                                              Director of the Belfer Center of
                                              Science for International Affairs,
                        Contract Review and   John F. Kennedy School of
                        Governance Committee  Government, Harvard University
--------------------------------------------------------------------------------
Edward A. Benjamin      Trustee               Retired; Formerly partner, Ropes
                                              and Grey (law firm)
                        Audit Committee
                        Member
--------------------------------------------------------------------------------
Daniel M. Cain          Trustee               President and CEO, Cain Brothers &
                                              Company, Incorporated (investment
                        Chairman of the       banking)
                        Audit Committee
--------------------------------------------------------------------------------
Paul G. Chenault        Trustee               Retired; Trustee, First Variable
                                              Life (variable life insurance)
                        Contract Review and
                        Governance Committee
                        Member
--------------------------------------------------------------------------------
Kenneth J. Cowan        Trustee               Retired

                        Chairman of the
                        Contract Review and
                        Governance Committee
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
Richard Darman          Trustee               Partner, The Carlyle Group
                                              (investments); Chairman of the
                                              Board of Directors of AES
                                              Corporation (international power
                        Contract Review and   company); formerly, Professor,
                        Governance Committee   John F. Kennedy School of
                        Member                 Government, Harvard University
--------------------------------------------------------------------------------
Sandra O. Moose         Trustee               President, Strategic Advisory
                                              Services (management consulting);
                                              formerly, Senior Vice President
                                              and Director, the Boston
                        Audit Committee       Consulting Group, Inc. (management
                        Member                consulting)
--------------------------------------------------------------------------------
John A. Shane           Trustee               President, Palmer Service
                                              Corporation (venture capital
                        Contract Review and   organization)
                        Governance Committee
                        Member
--------------------------------------------------------------------------------

INTERESTED TRUSTEES
--------------------------------------------------------------------------------
Robert J. Blanding      Chief Executive       None
                        Officer; Trustee
--------------------------------------------------------------------------------
John T. Hailer          President; Trustee    None
--------------------------------------------------------------------------------
Peter S. Voss           Chairman of the       Trustee, Harris Associates
                        Board; Trustee        Investment Trust/4/
--------------------------------------------------------------------------------

OFFICERS
--------------------------------------------------------------------------------
Daniel J. Fuss          Executive Vice        Vice Chairman and Director,
                        President; formerly   Loomis, Sayles & Company, L.P.
                        President and
                        Trustee
--------------------------------------------------------------------------------
Nicholas H. Palmerino   Treasurer             Senior Vice President, CDC IXIS
                                              Asset Management Services, Inc.;
                                              Senior President, CDC IXIS Asset
                                              Management Advisers, L.P.;
                                              formerly, Vice President, Loomis,
                                              Sayles & Company, L.P.
--------------------------------------------------------------------------------
John E. Pelletier       Secretary and Chief   Senior Vice President, General
                        Legal Officer         Counsel, Secretary and Clerk, CDC
                                              IXIS Distribution Corporation;
                                              Senior Vice President, General
                                              Counsel, Secretary and Clerk, CDC
                                              IXIS Asset Management
                                              Distributors, L.P.; Senior Vice
                                              President, General Counsel,
                                              Secretary and Clerk, CDC IXIS
                                              Asset Management Advisers, L.P.;
                                              Executive Vice President, General
                                              Counsel, Secretary, Clerk, and
                                              Director, CDC IXIS Asset
                                              Management Services, Inc.
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
Frank LoPiccolo         Anti-Money            Senior Vice President, CDC IXIS
                        Laundering Officer    Asset Management, Inc.
--------------------------------------------------------------------------------

     (2)  Employees of the Trust
          The Trust has no employees.

(2)  Investment Management Company
----------------------------------
          Investment Management Company is engaged in the business of providing investment management and investment advisory services to mutual funds. As of the end of January, 2004, Investment Management Company administers and manages the Trust consisting of 13 portfolios inclusive of this Fund with the total net asset value of US$ 1,516.29 million, and 23 portfolios of other Trusts/Corporations (total net asset value of US$ 6,828.0 million).

Fund List

                                                                        (as of the end of January, 2004)
--------------------------------------------------------------------------------------------------------
                                                                     Total NAV
                                  Month                             ($ million;
                                  /Date                            *=$ Rounded to
                                  /Year          Principal         thousands, 000
            Fund               Established    Characteristics          omit)          NAV per share ($)
--------------------------------------------------------------------------------------------------------
LOOMIS SAYLES FUNDS I
--------------------------------------------------------------------------------------------------------
Bond                             5/16/91     Fixed Income/Open    Retail      197.2   Retail       13.43
                                                                   Inst.    2,084.2    Inst.       13.45
                                                                  Admin        17.9   Admin        13.42
--------------------------------------------------------------------------------------------------------
Global Bond                      5/10/91        Global/Open       Retail      191.0   Retail       15.08
                                                                   Inst.      151.5    Inst.       15.18
--------------------------------------------------------------------------------------------------------
Benchmark Core                   4/24/96     Fixed Income/Open    Retail         29   Retail       10.26
Bond Fund                                                          Inst.       21.5    Inst.       10.28
--------------------------------------------------------------------------------------------------------
Core Plus Fixed Income           6/18/01     Fixed Income/Open                  2.3                 9.09
--------------------------------------------------------------------------------------------------------
Fixed Income                     1/17/95     Fixed Income/Open                437.9                13.31
--------------------------------------------------------------------------------------------------------
Institutional High Income         6/5/96     Fixed Income/Open                 94.8                 7.21
--------------------------------------------------------------------------------------------------------
Intermediate Duration            1/28/98     Fixed Income/Open                 33.4                10.06
--------------------------------------------------------------------------------------------------------
Mid Cap Growth                   2/28/01        Equity/Open                     8.6                 6.83
--------------------------------------------------------------------------------------------------------
Investment Grade Fixed Income     7/1/94     Fixed Income/Open                168.5                13.40
--------------------------------------------------------------------------------------------------------
Small Company Growth              5/7/99        Equity/Open                    25.5                 9.15
--------------------------------------------------------------------------------------------------------
Small Cap Value                  5/13/91        Equity/Open       Retail      176.1   Retail       24.19
                                                                   Inst.      334.2    Inst.       24.27
                                                                  Admin        51.6   Admin        24.04
--------------------------------------------------------------------------------------------------------
U.S. Government Securities       5/21/91     Fixed Income/Open     Inst.        8.5    Inst.       11.10
--------------------------------------------------------------------------------------------------------
LOOMIS SAYLES FUNDS II
--------------------------------------------------------------------------------------------------------
Aggressive Growth               12/31/96        Equity/Open       Retail       29.9   Retail       15.10
                                                                   Inst.       25.7    Inst.       15.37
--------------------------------------------------------------------------------------------------------
Research                         7/31/00        Equity/Open         A           99*     A           7.80
                                                                    B           39*     B           7.77
                                                                    C            3*     C           7.79
                                                                    Y          23.8     Y           7.81
--------------------------------------------------------------------------------------------------------
Growth                           5/16/91        Equity/Open         A          13.6     A           5.04
                                                                    B          13.6     B           5.03
                                                                    C           1.9     C           5.03
                                                                    Y          38.1     Y           5.21
--------------------------------------------------------------------------------------------------------
Value                            5/13/91        Equity/Open        Inst.       40.6    Inst.       15.32
--------------------------------------------------------------------------------------------------------
International Equity             5/10/91        Global/Open         A           5.1     A          11.07
                                                                    B          855*     B          11.04
                                                                    C           48*     C          11.04
                                                                    Y          66.8     Y          11.18
--------------------------------------------------------------------------------------------------------
Investment Grade Bond           12/31/96     Fixed Income/Open      Y          10.3     Y          11.79
                                                                    J         355.0     J          11.78
                                                                    A           3.9     A          11.79
                                                                    B          849*     B          11.77
                                                                    C           2.0     C          11.76
--------------------------------------------------------------------------------------------------------
Small Cap Growth                12/31/96        Equity/Open         R          33.4     R           9.71
                                                                   Inst.       25.2    Inst.        9.89
--------------------------------------------------------------------------------------------------------
Worldwide                         5/1/96        Global/Open        Inst.       15.4    Inst.       10.04
--------------------------------------------------------------------------------------------------------

--------------------------------------------------------------------------------------------------------
Tax-Managed Equity Fund          10/1/95        Equity/Open                     3.1                 8.46
--------------------------------------------------------------------------------------------------------
Loomis Sayles Nvest               1/3/89     Fixed Income/Open      A         112.7     A          11.43
Limited Term                                                        B          11.9     B          11.41
Government and Agency                                               C           8.0     C          11.43
Fund                                                                Y           5.6     Y          11.48
--------------------------------------------------------------------------------------------------------
Loomis Sayles                     5/9/77     Fixed Income/Open      A         121.4     A           7.48
Municipal Income Fund                                               B          10.5     B           7.49
--------------------------------------------------------------------------------------------------------
Loomis Sayles                    2/22/84     Fixed Income/Open      A          26.8     A           4.94
High Income                                                         B          23.0     B           4.94
                                                                    C           2.9     C           4.94
--------------------------------------------------------------------------------------------------------
Loomis Sayles                     5/1/95     Fixed Income/Open      A         215.5     A          13.59
Strategic Income                                                    B         131.0     B          13.63
                                                                    C         133.3     C          13.62
                                                                    Y           4.4     Y          13.59
--------------------------------------------------------------------------------------------------------
CDC NVEST FUNDS
--------------------------------------------------------------------------------------------------------
CDC Nvest                         7/7/94        Equity/Open         A         362.5     A          17.00
Star Advisers                                                       B         273.7     B          15.41
                                                                    C          61.9     C          15.42
                                                                    Y          48.5     Y          17.88
--------------------------------------------------------------------------------------------------------
CDC Nvest Star Value              6/5/70        Equity/Open         A         110.3     A           8.25
                                                                    B          30.1     B           7.66
                                                                    C           2.2     C           7.66
--------------------------------------------------------------------------------------------------------
Loomis Sayles                    9/16/85     Fixed Income/Open      A          62.0     A          11.92
Government                                                          B          12.6     B          11.93
Securities Fund                                                     Y           2.7     Y          11.90
--------------------------------------------------------------------------------------------------------
Loomis Sayles                    3/23/84     Fixed Income/Open      A          85.0     A          16.62
Masachusetts Tax Free Income                                        B           5.1     B          16.58
Fund
--------------------------------------------------------------------------------------------------------
Loomis Sayles Core Plus          11/7/73     Fixed Income/Open      A         127.1     A          11.73
Bond Fund                                                           B         160.0     B          11.74
                                                                    C           7.2     C          11.75
                                                                    Y          17.5     Y          11.76
--------------------------------------------------------------------------------------------------------
UNRELATED FUNDS
--------------------------------------------------------------------------------------------------------
Metropolitan Series               5/2/94        Equity/Open         A         348.4     A         189.55
Fund-Loomis Sayles                                                  B         98.4*     B         188.59
Small Cap Series                                                    E          31.8     E         188.95
--------------------------------------------------------------------------------------------------------
Managers Bond Fund                 5/84      Fixed Income/Open                179.5                24.58
--------------------------------------------------------------------------------------------------------
Managers Global Bond Fund        3/12/02     Fixed Income/Open                 32.3                22.20
--------------------------------------------------------------------------------------------------------
Maxim Loomis Sayles Small-Cap    11/1/94        Equity/Open                   139.9                18.81
Value Portfolio
--------------------------------------------------------------------------------------------------------
Maxim Loomis Sayles Bond         11/1/94     Fixed Income/Open                251.9                11.98
Portfolio
--------------------------------------------------------------------------------------------------------
AB Funds                         8/27/01           Fixed          Retail       27.9   Retail        9.22
Trust-Extended Duration                         Income/Open      Retirem      385.1  Retirem       14.78
Bond Fund                                                          Inst.       29.0    Inst.        9.23
--------------------------------------------------------------------------------------------------------

Information Concerning Officers and Employees
     The following table lists the names of various officers and directors of Investment Management Company and their respective positions with Investment Management Company. (Although, technically, the Investment Management Company does not have officers and directors because it is a limited partnership, the officers and directors of the General Partner serve the same function for the Investment Management Company and therefore, assume the same titles. Hereinafter the same.) For each named individual, the table lists: (i) any other organizations (excluding other Investment Management Company's funds) with which the officer and/or director has recently had or has substantial involvement; and
(ii) positions held with such organization:

List of Officers and Directors of Loomis, Sayles & Company, L.P.

                                                (as at the end of January, 2004)
--------------------------------------------------------------------------------
                Position with Loomis, Sayles &
Name            Company, L.P..                     Other Business Affiliation
--------------------------------------------------------------------------------
Daniel J. Fuss  Vice Chairman and Director         Executive Vice President of
                                                   the Trust
--------------------------------------------------------------------------------
Robert J.       President, Chairman, Director and  Trustee and President of the
Blanding        Chief Executive Officer            Trust
--------------------------------------------------------------------------------
Kevin P.        Vice President, Director and       Treasurer of the Trust
Charleston      Chief Financial Officer
--------------------------------------------------------------------------------
Jean            General Counsel, Executive Vice    None
Loewenberg      President, Director, Secretary
                and Clerk
--------------------------------------------------------------------------------
Christopher R.  Executive Vice President and       None
Ely             Director
--------------------------------------------------------------------------------
John F.         Executive Vice President and       None
Gallagher III   Director
--------------------------------------------------------------------------------
John R. Gidman  Executive Vice President and       None
                Director
--------------------------------------------------------------------------------
Lauriann        Executive Vice President and       None
Kloppenburg     Director
--------------------------------------------------------------------------------
Jaehoon Park    Executive Vice President and       None
                Director
--------------------------------------------------------------------------------
Mark E. Smith   Executive Vice President and       None
                Director
--------------------------------------------------------------------------------
Peter S. Voss   Director                           Chairman, CDC IXIS Asset
                                                   Management North America
--------------------------------------------------------------------------------

3.   FINANCIAL CONDITIONS OF THE INVESTMENT MANAGEMENT COMPANY

     [Omitted in this translation.]

4.   RESTRICTIONS ON TRANSACTIONS WITH INTERESTED PARTIES
     Portfolio securities of the Fund may not be purchased from or sold or loaned to any Trustee of the Fund, Loomis, Sayles & Company, L.P., acting as investment adviser of the Fund, or any affiliate thereof or any of their directors, officers, or employees, or any major shareholder thereof (meaning a shareholder who holds to the actual knowledge of Investment Management Company, on his own account whether in his own or other name (as well as a nominee's name, 15% or more of the total issued outstanding shares of such a company), acting as principal or for their own account unless the transaction is made within the investment restrictions set forth in the Fund's prospectus and statement of additional information and either (i) at a price determined by current publicly available quotations (including a dealer quotation) or (ii) at competitive prices or interest rates prevailing from time to time on internationally recognized securities markets or internationally recognized money markets (including a dealer quotation).

5.   MISCELLANEOUS

(1)  Trust
----------

(a)  Changes of Trustees and Officers
     Trustees may be removed or replaced by, among other things, a resolution adopted by a vote of two-thirds of the outstanding shares at a meeting called for the purpose. In the event of vacancy, the remaining Trustees may fill such vacancy by appointing for the remaining term of the predecessor Trustee such other person as they in their discretion shall see fit. The Trustees may add to their number as they consider appropriate. The Trustees may elect and remove officers as they consider appropriate.

(b)  Amendment to the Declaration of Trust
     The Declaration of Trust may be amended at any time by an instrument in writing signed by a majority of the then Trustees when authorized to do so by vote of Shareholders holding a majority of the Shares entitled to vote, except that an amendment which in the determination of the Trustees shall affect the holders of one or more Series or Classes of Shares but not the holders of all outstanding Series and Classes shall be authorized by vote of the Shareholders holding a majority of the Shares entitled to vote of each Series and Class affected and no vote of Shareholders of a Series or Class not affected shall be required. Amendments having the purpose of changing the name of the Trust, of establishing, changing or eliminating the par value of any Shares or of supplying any omission, curing any ambiguity or curing, correcting or supplementing any defective or inconsistent provision contained herein shall not require authorization by vote of any Shareholders.

(c)  Transfer of the Business Activities and Capital Situation
     Not applicable.

(d)  Litigation and Other Significant Events
     There is no litigation or no other proceeding in which the Trust is involved. The fiscal year end of the Trust is September 30. The Declaration of Trust provides for the perpetual existence of the Trust. The Trust or the Fund, however, may be terminated at any time by vote of at least two-thirds of the outstanding shares of the Trust or the Fund, respectively. The Declaration of Trust further provides that the trustees may also terminate the Trust or the Fund upon written notice to the shareholders.

(2)  Investment Management Company
----------------------------------

(a)  Election and Removal of Directors
     Directors of the General Partner of the Investment Management Company are elected to office or removed from office by vote of either stockholders or directors, in accordance with the By-Laws of the General Partner of Investment Management Company.

(b)  Results of operations
     Officers of the General Partner of the Investment Management Company are elected by the Board of Directors. The Board of Directors may remove any officer without cause.

(c)  Supervision by SEC of Changes in Directors and Certain Officers
     Loomis Sayles files certain reports with the SEC in accordance with Sections 203 and 204 of the Investment Advisers Act of 1940, which reports list and provide certain information relating to directors and officers of Investment Management Company.

(d) Amendment to the Agreement of Limited Partnership of Investment Management Company, Articles of Organization and By-Laws of its General Partner, Transfer of Business Activities, Capital Situation and Other Important Matters
     A change in control of the Investment Management Company would likely constitute an assignment under the Investment Advisers Act of 1940 and result in a termination of the investment management contract. Approval of a new investment management contract would require approval by shareholders of the Fund..

(e)  Litigation, etc.
     During one-year prior to the filing of this document, there has been no litigation or fact which caused or would cause, a material effect to the Fund or the Investment Management Company.

IV.  OUTLINE OF THE OTHER RELATED COMPANIES

(A) State Street Bank and Trust Company (the Transfer Agent, Shareholder Service Agent, Dividend Paying Agent and Custodian)
     (1)  Amount of Capital:
          U.S.$5.7 billion (approximately (Y)604.7 billion) as at the end of January 2004.
     (2)  Description of Business:
          State Street Bank and Trust Company, Boston, Massachusetts 02102, is the Trust's custodian. As such, State Street Bank holds in safekeeping certificated securities and cash belonging to the Fund and, in such capacity, is the registered owner of securities held in book entry form belonging to the Fund. Upon instruction, State Street Bank receives and delivers cash and securities of the Fund in connection with Fund transactions and collects all dividends and other distributions made with respect to Fund portfolio securities. State Street Bank also maintains certain accounts and records of the Fund and calculates the total net asset value, total net income and net asset value per share of the Fund on a daily basis.
     (3)  Outline of Business Relationship with the Fund:
          State Street Bank and Trust Company provides transfer agent services, shareholder services, dividend paying services and custody services to the Fund.

(B)  CDC IXIS Asset Management Services, Inc. (the Administrative Services
     Agent)
     (1)  Amount of Capital:
          U.S.$1,452,000 (approximately (Y)154 million) as at the end of January, 2004
     (2)  Description of Business:
          CDC IXIS Asset Management Services, Inc., provides administrative services to mutual funds and certain other investment vehicles managed by CDC IXIS Asset Management North America, L.P. and its affiliates, including Loomis Sayles & Company, L.P. CDC IXIS Asset Management Services Inc. also provides certain shareholder servicing function to other mutual funds advised by affiliates of CDC IXIS Asset Management North America, L.P.
     (3)  Outline of Business Relationship with the Fund:
          CDC IXIS Asset Management Services, Inc. provides administrative services to the Fund, including fund treasury and legal services to the Fund and these services consist of, among other things, the preparation, review and filing of the Fund's semi-annual and annual reports, prospectuses, and registration statements.

(C)  Loomis Sayles Distributors, L.P. (the Distributor)
     (1)  Amount of Capital:

          U.S.$1,482,439 (approximately (Y)157.3 million) as at the end of January, 2004
     (2)  Description of Business:
               Under an agreement with the Trust (the "Distribution Agreement"), Loomis Sayles Distributors, L.P. serves as the general distributor of the Fund. Under this agreement, Loomis Sayles Distributors, L.P. is not obligated to sell a specific number of shares. Loomis Sayles Distributors, L.P. bears the cost of making information about the Fund available through advertising and other means and the cost of printing and mailing prospectuses to persons other than shareholders. The Fund pays the cost of registering and qualifying its shares under state and federal securities laws and the distributing its prospectuses to existing shareholders.
               The Fund has adopted a Service and Distribution Plan for Class J shares pursuant to Rule 12b-1 under the 1940 Act (the "Plan") under which the Fund pays the Distributor, a subsidiary of Loomis Sayles, a monthly service fee at an annual rate not to exceed 0.25 % of the Fund's average net assets attributable to Class J shares and a monthly distribution fee at an annual rate not to exceed 0.50% of the Fund's average net assets attributable to Class J shares. Payments under the Plan are made to Japanese broker-dealers and to Loomis Sayles sales representatives. Payments also may be made under the Plan to intermediaries for shareholder servicing, for no transaction fee or wrap programs, and for retirement plan recordkeeping. In addition, payments under the Plan may be made for activities such as advertising, printing, and mailing the prospectus to persons who are not current shareholders, compensation to underwriters, compensation to broker-dealers, compensation to sales personnel, and interest, carrying, or other financing charges. Pursuant to Rule 12b-1 under the 1940 Act, the Plan (together with the Distribution Agreement) was approved by the board of trustees, including a majority of the trustees who are not interested persons of the Trust (as defined in the 1940 Act) and who have no direct or indirect financial interest in the operations of the Plan or the Distribution Agreement (the "Independent Trustees").
               The following table provides information on the amount of fees paid by Class J shares of the Fund under the Plan during the past fiscal year. A portion of these fees was paid out to intermediaries in Japan for shareholder servicing, and a portion was retained by the Distributor and paid out entirely in commission to the Distributor's Japanese representative.

                                                        12b-1 Fees
____________________________  _______________________  _________________________

Fund                              Service Fees    Paid By the Fund
------------------------------   --------------   ----------------
Loomis Sayles Investment Grade   $      661,138   $      1,322,275
Bond Fund (Class J)

               The Plan may be terminated by vote of a majority of the Independent Trustees, or by vote of a majority of the outstanding voting securities of the Fund's Class J shares. The Plan may be amended by vote of the trustees, including a majority of the Independent Trustees, cast in person at a meeting called for the purpose. The Trust's trustees review quarterly written reports of such costs and the purposes for which such costs have been incurred. The Plan provides that, for so long as that Plan is in effect, selection and nomination of those trustees who are not interested persons of the Trust shall be committed to the discretion of such disinterested persons.
               The Distribution Agreement may be terminated at all time with respect to the Fund on 60 days' written notice without payment of any penalty by the Trust or by vote of a majority of the outstanding voting securities of the Fund's Class J shares or by vote of a majority of the Independent Trustees.
               The Distribution Agreement and the Plan will continue in effect for successive one-year periods, provided that each such continuance is specifically approved (i) by the vote of a majority of the entire board of trustees and (ii) by the vote of a majority of the Independent Trustees, in each case cast in person at a meeting called for that purposes.
     (3)  Outline of Business Relationship with the Fund
          Loomis Sayles Distributors, L.P. engages in providing marketing services to the Fund.

(D) Marusan Securities Co., Ltd. (Distributor in Japan and Agent Securities Company)
     (1)  Amount of Capital
          (Y)10 billion as at the end of January, 2004
     (2)  Description of Business
          Marusan is a diversified securities company in Japan. Marusan engages in handling the sales and redemptions of the fund shares for offering foreign investment funds.
     (3) Outline of Business Relationship with the Fund The Company acts as a Distributor in Japan and Agent Company for the Fund in connection with the offering of shares in Japan.

(E)  SMBC Friend Securities Co., Ltd. (Distributor in Japan)
     (1)  Amount of Capital

          (Y)27.27 billion as at the end of March, 2004
     (2)  Description of Business
          SMBC Friend is a diversified securities company in Japan. SMBC Friend engages in handling the sales and redemptions of the fund shares for foreign investment funds. Effective from April 1, 2004, Izumi Securities Co., Ltd. and SMBC Friend Securities Co., Ltd. are merged and the new trade name becomes SMBC Friend Securities Co., Ltd.
     (3)  Outline of Business Relationship with the Fund
          The Company acts as a Distributor in Japan for the Fund in connection with the offering of shares in Japan.

(F)  Mitsubishi Securities Co., Ltd. (Distributor in Japan)
     (1)  Amount of Capital
          (Y)65.5 billion as at the end of February, 2004
     (2)  Description of Business
          Mitsubishi is a diversified securities company in Japan. Mitsubishi engages in handling the sales and redemptions of the fund shares for foreign investment funds.
     (3)  Outline of Business Relationship with the Fund
          The Company acts as a Distributor in Japan for the Fund in connection with the offering of shares in Japan.

(G)  Capital Relationships
          N/A.

V. SUMMARY OF INFORMATION CONCERNING THE EXERCISE OF RIGHTS BY HOLDERS OF FOREIGN INVESTMENT FUND SECURITIES

1.   Transfer of the Shares
          The transfer agent for the registered share certificates is State Street Bank and Trust Company, Boston, Massachusetts 02102, U. S. A.
          The Japanese investors who entrust the custody of their shares to a Sales Handling Company shall have their shares transferred under the responsibility of such company, and the other investors shall make their own arrangements.
          No fee is chargeable for the transfer of shares.
2.   The Closing Period of the Shareholders' Book
          For the purpose of determining the shareholders who are entitled to vote or act at any meeting or any adjournment thereof, or who are entitled to receive payment of any dividend or of any other distribution, the Trustees may from time to time fix a time, which shall be not more than 90 days before the date of any meeting of shareholders or the date for the payment of any dividend or of any other distribution, as the record date for determining the shareholders having the right to notice of and to vote at such meeting and any adjournment thereof or the right to receive such dividend or distribution, and in such case only shareholders of record on such record date shall have such right notwithstanding any transfer of shares on the books of the Trust after the record date; or without fixing such record date the Trustees may for any of such purposes close the register or transfer books for all or any part of such period.
3. There are no annual shareholders' meetings. Special shareholders' meeting may be held from time to time as required by the Declaration of Trust and the Investment Company Act of 1940.
4.   No special privilege is granted to Shareholders.
     The acquisition of Shares by any person may be restricted.

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                                     - 100 -

VI.  OUTLINE OF THE SYSTEM OF INVESTMENT TRUSTS IN MASSACHUSETTS

Below is an outline of certain general information about open-end U.S. investment companies. This outline is not intended to provide comprehensive information about such investment companies or the various laws, rules or regulations applicable to them, but provides only a brief summary of certain information which may be of interest to investors. The discussion below is qualified in its entity by the complete registration statement of the fund and the full text of any referenced statutes and regulations.

I.   Massachusetts Business Trusts

     A.   General Information

          Many investment companies are organized as Massachusetts business trusts. A Massachusetts business trust is organized pursuant to a declaration of trust, setting out the general rights and obligations of the shareholders, trustees, and other related parties. Generally, the trustees of the trust oversee its business, and its officers and agents manage its day-to-day affairs.

          Chapter 182 of the Massachusetts General Laws applies to certain "voluntary associations", including many Massachusetts business trusts. Chapter 182 provides for, among other things, the filing of the declaration of trust with the Secretary of State of the Commonwealth of Massachusetts and the filing by the trust of an annual statement regarding, among other things, the number of its shares outstanding and the names and addresses of its trustees.

     B.   Shareholder Liability

          Under Massachusetts law, shareholders could, under certain circumstances, be held personally liable for the obligations of a trust. Typically, a declaration of trust disclaims shareholder liability for acts or obligations of the trust and provides for indemnification out of trust property for all loss and expense of any shareholder held personally liable for the obligations of a trust. Thus, the risk of a shareholder incurring financial loss on account of shareholder liability is limited to circumstances in which a particular trust would be unable to meet its obligations.

II.  United States Investment Company Laws and Enforcement

     A.   General

          In the United States, pooled investment management arrangements which offer shares to the public are governed by a variety of federal statutes and regulations. Most mutual funds are subject to these laws. Among the more significant of these statutes are:

          1.   Investment Company Act of 1940

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                                     - 101 -

               The Investment Company Act of 1940, as amended (the "1940 Act"), in general, requires investment companies to register as such with the U.S. Securities and Exchange Commission (the "SEC"), and to comply with a number of substantive regulations of their operations. The 1940 Act requires an investment company, among other things, to provide periodic reports to its shareholders.

          2.   Securities Act of 1933

               The Securities Act of 1933, as amended (the "1933 Act"), regulates many sales of securities. The Act, among other things, imposes various registration requirements upon sellers of securities and provides for various liabilities for failures to comply with its provisions or in respect of other specified matters.

          3.   Securities Exchange Act of 1934

               The Securities Exchange Act of 1934, as amended (the "1934 Act"), regulates a variety of matters involving, among other things, the secondary trading of securities, periodic reporting by the issuers of securities, and certain of the activities of transfer agents and brokers and dealers.

          4.   The Internal Revenue Code of 1986

               An investment company is an entity subject to federal income taxation under the Internal Revenue Code of 1986, as amended. However, under the Code, an investment company may be relieved of federal taxes on income and gains it distributes to shareholders if it qualifies as a "regulated investment company" under the Code for federal income tax purposes and meets all other necessary requirements.

          5.   Other laws

               The Fund is subject to the provisions of other laws, rules, and regulations applicable to the Fund or its operations, such as, for example, various state laws regarding the sale of the Fund's shares.

     B.   Outline of the Supervisory Authorities

          Among the regulatory authorities having jurisdiction over the Fund or certain of its operations are the SEC and state regulatory agencies or authorities.

          1. The SEC has broad authority to oversee the application and enforcement of the federal securities laws, including the 1940 Act, the 1933 Act, and the 1934 Act, among others, to the Fund. The 1940 Act provides the SEC broad authority to inspect the records of investment companies, to exempt investment companies or certain practices from the provisions of the Act, and otherwise to enforce the provisions of the Act.

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                                     - 102 -

          2. State authorities typically have broad authority to regulate the offering and sale of securities to their residents or within their jurisdictions and the activities of brokers, dealers, or other persons directly or indirectly engaged in related activities.

     C.   Offering Shares to the Public

          An investment company ("investment company" or fund) offering its shares to the public must meet a number of requirements, including, among other things, registration as an investment company under the 1940 Act; registration of the sale of its shares under the 1933 Act; registration of the fund, the sale of its shares, or both, with state securities regulators; delivery of a current prospectus to current or prospective investors; and so forth. Many of these requirements must be met not only at the time of the original offering of the fund's shares, but compliance must be maintained or updated from time to time throughout the life of the fund.

     D.   Ongoing Requirements

          Under U.S. law, a fund is subject to numerous ongoing requirements, including, but not limited to;

          1. Updating its prospectus if it becomes materially inaccurate or misleading;

          2.   Annual update of its registration statement;

          3. Filing semi-annual and annual financial reports with the SEC and distributing them to shareholders;

          4. Annual trustee approval of investment advisory arrangements, distribution plans, underwriting arrangements, errors and omissions/director and officer liability insurance, foreign custody arrangements, and auditors;

          5.   Maintenance of a code of ethics; and

          6. Periodic board review of certain fund transactions, dividend payments, and payments under a fund's distribution plan.

III. Management of a Fund

     The board of directors or trustees of a fund is responsible for generally overseeing the conduct of a fund's business. The officers and agents of a fund are generally responsible for the day-to-day operations of a fund. The trustees and officers of a fund may or may not receive a fee for their services.

     The investment adviser to a fund is typically responsible for implementing the fund's investment program. The adviser typically receives a fee for its services based on a percentage of the net assets of a fund. Certain rules govern the activities of investment advisers and the fees they may charge. In the United States, investment advisers to investment companies must be registered under the Investment Advisers Act of 1940, as amended.

IV.  Share Information

     A.   Valuation

          Shares of a fund are generally sold at the net asset value next determined after an order is received by a fund, plus any applicable sales charges. A fund normally calculates its net asset value per share by dividing the total value of its assets, less liabilities, by the number of its shares outstanding. Shares are typically valued as of the close of regular trading on the New York Stock Exchange (4:00) each day the Exchange is open.

     B.   Redemption

          Shareholders may generally sell shares of a fund to that fund any day the fund is open for business at the net asset value next computed after receipt of the shareholders' order. Under unusual circumstances, a fund may suspend redemptions, or postpone payment for more than seven days, if permitted by U.S. securities laws. A fund may charge redemption fees as described in its prospectus.

     C.   Transfer agency

          The transfer agent for a fund typically processes the transfer of shares, redemption of shares, and payment and/or reinvestment of distributions.

V.   Shareholder Information, Rights and Procedures for the Exercise of Such
     Rights

     A.   Voting Rights

          Voting rights vary from fund to fund. In the case of many funds organized as Massachusetts business trusts, shareholders are entitled to vote on the election of trustees, approval of investment advisory agreements, underwriting agreements, and distribution plans (or amendments thereto), certain mergers or other business combinations, and certain amendments to the declaration of trust. Shareholder approval is also required to modify or eliminate a fundamental investment policy.

     B.   Dividends

          Shareholders are typically entitled to receive dividends when and if declared by a fund's trustees. In declaring dividends, the trustees will normally set a record date, and all shareholders of record on that date will be entitled to receive the dividend paid.

     C.   Dissolution

          Upon liquidation of a fund, Shareholders would normally be entitled to receive a portion of the fund's net assets in accordance with the proportion of the fund's outstanding shares owned.

     D.   Transferability

          Shares of a fund are typically transferable without restriction.

     E.   Right to Inspection

          Shareholders of a Massachusetts business trust have the right to inspect the records of the trust as provided in the declaration of trust or as otherwise provided by applicable law.

VI.  U.S. Tax Matters

     The following discussion addresses only the U.S. federal income tax consequences of an investment in the Fund and does not address any Non-U.S., state, or local tax consequences. Investors should consult their tax adviser for more information on how an investment in the Fund affects investor's own tax situation, including, for non-U.S. shareholders, the possible imposition of U.S. income withholding tax (of up to 30%) or backup withholding tax (of 31%) on Fund's distribution.

     For U.S. federal income tax purposes, distributions of investment income from the Fund are taxable as ordinary income. Taxes on distributions of capital gains are determined by how long the Fund owned the investments that generated the capital gains, rather than by how long investors have owned their shares of the Fund. Distributions of short-term capital gains, which result from the sale of securities that the Fund had held for one year or less, are taxable as ordinary income. Properly designated distributions of long-term capital gains, which result from the sale of securities that the Fund had held for more than one year, are taxable as long-term capital gains (taxable at a maximum rate of 20%).

     Distributions of investment income and net capital gains are taxable whether you received them in cash or reinvested them in additional shares. If a dividend or distribution is made shortly after you purchase shares of the Fund, while in effect a return of capital to you, the distribution is taxable, as described above.

     The Fund's investment in foreign securities may be subject to foreign withholding taxes, which would decrease the Fund's yield on those securities. In addition, the Fund's investment in foreign securities may increase or accelerate the Fund's recognition of income and may affect the timing or amount of the Fund's distributions.

     In addition to income tax on the Fund's distributions, any gain that results if you sell or exchange your shares generally is subject to income tax. Investors should consult their tax adviser for more information on how an investment in the Fund affects their own tax situation, including any possible countries (except U.S.), state and local taxes.

          NOTE: The foregoing summarizes certain tax consequences of investing in the Fund. Before investing, an investor should consult his or her own tax adviser for more information concerning the federal, foreign, state and local tax consequences of investing in, redeeming or exchanging Fund shares.

     As required by federal law, detailed federal tax information will be furnished to each shareholder for each calendar year on or before January 31 of the succeeding year.

     The Fund intends to qualify each year as a regulated investment company under Subchapter M of Internal Revenue Code of 1986 as amended (the "Code"). In order qualify as such, and to qualify for the favorable tax treatment accorded regulated investment companies and their shareholders, the Fund must, among other things, (i) derive at least 90% of its gross income from dividends, interest, payments with respect to certain securities loans, gains from the sale of stock, securities, foreign currencies, or other income (including, but not limited to, gains from options, futures or forward contracts) derived with respect to its business of investing in such stock, securities, or currencies;
(ii) distribute with respect to each taxable year at least 90% of the sum of its investment company taxable income (that is, generally, its taxable income exclusive of net capital gain) and its tax-exempt income; and (iii) diversify its holdings so that at the end of each fiscal quarter of each taxable year (a) at least 50% of the value of its assets is invested in cash, U.S. Government securities, securities of other regulated investment companies, and other securities of issuers which represent, with respect to each issuer, no more than 5% of the value of the Fund's total assets and 10% of the outstanding voting securities of such issuer; and (b) not more than 25% of its assets is invested in the securities (other than those of the U.S. Government or other regulated investment companies) of any one issuer or of two or more issuers which the Fund controls and that are engaged in the same, similar, or related trades and businesses. To the extent it qualifies for treatment as a regulated investment company, the Fund will not be subject to federal income tax on income paid to its shareholders in the form of dividends or capital gain distributions.

     An excise tax at the rate of 4% will be imposed on the excess, if any, of the Fund's "required distribution" over its actual distributions in any calendar year. Generally, the "required distribution" is 98% of the Fund's ordinary income for the calendar year plus 98% of its capital gain net income realized during the one-year period ending on October 31 (or December 31, if the Fund so elects) plus undistributed amounts from prior years. The Fund intends to make distributions sufficient to avoid imposition of the excise tax. Distributions declared by the Fund during October, November or December to shareholders of record on a date in any such month and paid by the Fund during the following January will be treated for federal tax purposes as paid by the Fund and received by shareholders on December 31 of the year in which declared.

     Shareholders of the Fund will be subject to federal income taxes on distributions made by the Fund whether received in cash or additional shares of the Fund. Distributions by the Fund of net income and short-term capital gains, if any, will be taxable to shareholders as ordinary income. Distributions designated by the Fund as deriving from net gains on securities held for more than one year will be taxable to shareholders as long-term capital gain (taxable at a maximum rate of 20%) without regard to how long a shareholder has held shares of the Fund.

     Distribution of income and capital gains are taxable whether received in cash or reinvested in additional shares. Such distributions are generally subject to federal income tax as described herein to the extent they do not exceed the Fund's realized income and gains, even though such dividends and distributions may economically represent a return of a particular shareholder's investment. Such distributions are likely to occur for shares purchased at a time when the Fund's net asset value reflects gains that are either unrealized or realized but not distributed. Such realized gains may be required to be distributed even when a Fund's net asset value also reflects unrealized losses.

     The Fund's transactions, if any, in foreign currencies are likely to result in a difference between the Fund's book income and taxable income. This difference may cause a portion of the Fund's income distributions to constitute a return of capital for tax purposes, or it may require the Fund to make distributions exceeding book income to avoid excise tax liability and to qualify as a regulated investment company.

     Investments by the Fund in "passive foreign investment companies" could subject the Fund to U.S. federal income tax or other charge on the proceeds from the sale of its investment in such a company; however, this tax can be avoided by making an election to mark such investment to market annually or to treat the passive foreign investment company as a "qualified electing fund."

     If the Fund engages in hedging transactions, including hedging transactions in options, future contracts, and straddles, or other similar transactions, it will be subject to special tax rules (including constructive sale, mark-to-market, straddle, wash sale, and short sale rules), the effect of which may be to accelerate income to the Fund, defer losses to the Fund, cause adjustments in the holding periods of the Fund's securities, convert long-term capital gains into short-term capital gains, or convert short-term capital losses into long-term capital losses. These rules could therefore affect the amount, timing and character of distributions to shareholders. The Fund will endeavor to make any available elections pertaining to such transactions in a manner believed to be in the best interests of the Fund.

     The Fund's investment in securities issued at a discount and certain other obligations will (and investments in securities purchased at a discount may) require the Fund to accrue and distribute income not yet received. In such cases, the Fund may be required to sell assets (including when it is not advantageous to do so) to generate the cash necessary to distribute as dividends to its shareholders the requisite amount of its investment company taxable income and net capital gains to eliminate any tax liability at the Fund level.

     Redemptions, sales and exchanges of the Fund's shares are taxable events and, accordingly, shareholders may realize gains and losses on such dispositions. In general, any gain realized upon a taxable disposition of shares will be long-term capital gain if the shares have been held for more than one year. Otherwise, the gain on the disposition of Fund shares will be treated as short-term capital gain. However, if a shareholder sells Fund shares at a loss within six months after purchasing the shares, the loss will be treated as a long-term capital loss to the extent of any long-term capital gain distributions received by the shareholder. Furthermore, no loss will be allowed on the sale of Fund shares to the extent the shareholder acquired other shares of the same Fund within 30 days prior to the sale of the loss shares or 30 days after such sale.

     The foregoing is a general and abbreviated summary of the applicable provisions of the Code and regulations currently in effect. For the complete provisions, reference should be made to the pertinent Code sections and regulations. The Code and regulations are subject to change by legislative or administrative action.

     Dividends and distributions also may be subject to foreign, state and local taxes. Shareholders are urged to consult their tax advisers regarding specific questions as to federal, foreign, state or local taxes.

     The foregoing discussion relates solely to U.S. federal income tax law. Non-U.S. investors should consult their tax advisers concerning the tax consequences of ownership of shares of the Fund, including the possibility that distributions may be subject to a 30% United States withholding tax (or a reduced rate of withholding provided by treaty), the possibility that a non-U.S. investor may be subject to U.S. tax on capital gain distributions and gains realized upon the sale of Fund shares if the investor is present in the United States for more than 182 days during the taxable year (and certain other conditions apply), or the possibility that a non-U.S. investor may be subject to U.S. tax on income from the Fund that is "effectively connected" with a U.S. trade or business carried on by such investor.

     The IRS recently revised its regulations affecting the application to foreign shareholders of the back-up withholding tax rules. In some circumstances, the new rules will increase the certification and filing requirements imposed on foreign shareholders in order to qualify for exemption from back-up withholding under income tax treaties. Foreign shareholders in the Fund should consult their tax advisors with respect to the potential application of these new regulations.

VII. Important Participants in Offering of Mutual Fund Shares

     A.   Investment Company

          Certain pooled investment vehicles qualify as investment companies under the 1940 Act. There are open-end investment companies (those which offer redeemable securities) and closed-end investment companies (any others).

     B.   Investment Adviser/Administrator

          The investment adviser is typically responsible for the implementation of an investment company's investment program. It, or another affiliated or unaffiliated entity, may also perform certain record keeping and administrative functions.

     C.   Underwriter

          An investment company may appoint one or more principal underwriters for its shares. The activities of such a principally underwriter are generally governed by a number of legal regimes, including, for example, the 1940 Act, the 1933 Act, the 1934 Act, and state laws.

     D.   Transfer Agent

          A transfer agent performs certain bookkeeping, data processing, and administrative services pertaining to the maintenance of shareholder accounts. A transfer agent may also handle the payment of any dividends declared by the trustees of a fund.

     E.   Custodian

          A custodian's responsibilities may include, among other things, safeguarding and controlling a fund's cash and securities, handling the receipt and delivery of securities, and collecting interest and dividends on a fund's investments.

VII. REFERENCE INFORMATION

     As to the Fund, following documents have been filed with the Kanto Local Finance Bureau of the Ministry of Finance of Japan.

     March 31, 2003      Securities Registration Statement /Annual Securities
                         Report
     June 30, 2003       Semi-Annual Report / Amendment to the Securities
                         Registration Statement
     November 19, 2003   Amendment to the Securities Registration Statement